                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number 811-10509

                              AXA PREMIER VIP TRUST
               (Exact name of registrant as specified in charter)
                           1290 Avenue of the Americas
                            New York, New York 10104
                    (Address of principal executive offices)

                              PATRICIA LOUIE, ESQ.
                  Vice President and Associate General Counsel
                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                            New York, New York 10104
                     (Name and Address of Agent for Service)

                                   Copies to:

                              ARTHUR J. BROWN, ESQ.
                           Kirkpatrick & Lockhart LLP
                    1800 Massachusetts Ave., N.W., 2nd Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

       Registrant's telephone number, including area code: (212) 554-1234

                      Date of fiscal year end: December 31

           Date of reporting period: July 1, 2004 - September 30, 2004

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of September 30, 2004. The schedules have not been audited.

                              AXA Premier VIP Trust
                                Quarterly Report
                               September 30, 2004

AXA PREMIER VIP TRUST
AXA CONSERVATIVE ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                           Number       Value
                                                         of Shares     (Note 1)
                                                        ----------   -----------
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio*++             220,299   $ 4,909,787
AXA Premier VIP Core Bond Portfolio++                    4,016,159    42,361,924
AXA Premier VIP High Yield Portfolio++                   1,389,893     8,198,495
AXA Premier VIP Small/Mid Cap Growth                       236,486     2,008,973
Portfolio++
AXA Premier VIP Small/Mid Cap Value                        282,301     3,021,463
Portfolio++
EQ/Alliance Premier Growth Portfolio*++                    224,363     1,385,852
EQ/Alliance Quality Bond Portfolio++                     1,340,095    14,097,622
EQ/Lazard Small Cap Value Portfolio++                       74,105     1,020,968
EQ/Marsico Focus Portfolio*++                              283,339     3,747,912
                                                                     -----------
Total Investment Companies (98.3%)
   (Cost $79,648,846)                                                 80,752,996
                                                                     -----------

                                                         Principal
                                                          Amount
                                                        ----------
SHORT-TERM DEBT SECURITIES:
Time Deposit (1.4%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04 (Amortized Cost $1,149,840)           $1,149,840     1,149,840
                                                                     -----------
Total Investments (99.7%)
   (Cost/Amortized Cost $80,798,686)                                  81,902,836
Other Assets Less Liabilities (0.3%)                                     210,993
                                                                     -----------
Net Assets (100%)                                                    $82,113,829
                                                                     ===========

----------
*    Non-income producing.
++   Affiliated company as defined under the Investment Company Act of 1940.

The holdings in the Portfolios are all Class A shares.

Investments in companies which were affiliates for the nine months ended September 30, 2004, were as follows:

                                          Market Value      Purchases       Sales         Market Value     Dividend     Realized
Securities                             December 31, 2003     at Cost       at Cost    September 30, 2004    Income    Gain/(Loss)
----------                             -----------------   -----------   ----------   ------------------   --------   -----------
AXA Premier VIP Aggressive Equity
   Portfolio                               $  265,740      $ 4,901,812   $  298,734       $ 4,909,787      $     --     $ 6,838
AXA Premier VIP Core Bond Portfolio         2,708,368       41,625,232    2,403,119        42,361,924       371,795       4,451
AXA Premier VIP High Yield Portfolio          521,786        7,858,730      454,273         8,198,495           934       4,313
AXA Premier VIP Small/Mid Cap Growth
   Portfolio                                  131,268        1,981,472      116,590         2,008,973        17,024      (1,943)
AXA Premier VIP Small/Mid Cap Value
   Portfolio                                  199,808        2,959,285      162,721         3,021,463        12,612       9,249
EQ/Alliance Premier Growth Portfolio          197,971        1,249,731       36,751         1,385,852            --       2,187
EQ/Alliance Quality Bond Portfolio            903,509       13,771,768      797,366        14,097,622        20,621       5,160
EQ/Lazard Small Cap Value Portfolio            66,411          988,179       53,818         1,020,968         5,955       3,505
EQ/Marsico Focus Portfolio                    197,505        3,670,703      227,227         3,747,912            --       1,503
                                           ----------                                     -----------      --------     -------
                                           $5,192,366                                     $80,752,996      $428,941     $35,263
                                           ==========                                     ===========      ========     =======

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                      $79,006,912
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                        4,585,862

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                             $ 1,123,994
Aggregate gross unrealized depreciation                                 (19,853)
                                                                    -----------
Net unrealized appreciation                                         $ 1,104,141
                                                                    ===========

Federal income tax cost of investments                              $80,798,695
                                                                    ===========

                     See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST
AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                          Number        Value
                                                        of Shares     (Note 1)
                                                       ----------   ------------
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio*++            635,523   $ 14,163,841
AXA Premier VIP Core Bond Portfolio++                   5,290,517     55,803,688
AXA Premier VIP High Yield Portfolio++                  2,560,862     15,105,637
AXA Premier VIP Small/Mid Cap Growth Portfolio++          863,115      7,332,260
AXA Premier VIP Small/Mid Cap Value Portfolio++         1,035,101     11,078,673
EQ/Alliance Premier Growth Portfolio*++                   714,619      4,414,079
EQ/Alliance Quality Bond Portfolio++                    1,764,883     18,566,330
EQ/Lazard Small Cap Value Portfolio++                     271,662      3,742,797
EQ/Marsico Focus Portfolio*++                             813,933     10,766,419
EQ/Mercury Basic Value Equity Portfolio++                 490,278      7,352,346
                                                                    ------------
Total Investment Companies (99.1%)
   (Cost $146,696,812)                                               148,326,070
                                                                    ------------

                                                        Principal
                                                         Amount
                                                       ----------
SHORT - TERM DEBT SECURITIES:
Time Deposit (0.8%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04 (Amortized Cost $1,111,620)          $1,111,620     1,111,620
                                                                    ------------
Total Investments (99.9%)
   (Cost/Amortized Cost $147,808,432)                                149,437,690
Other Assets Less Liabilities (0.1%)                                     202,189
                                                                    ------------
Net Assets (100%)                                                   $149,639,879
                                                                    ============

----------
*    Non-income producing.
++   Affiliated company as defined under the Investment Company Act of 1940.

The holdings in the Portfolios are all Class A shares.

Investments in companies which were affiliates for the nine months ended September 30, 2004, were as follows:

                                             Market Value      Purchases       Sales        Market Value      Dividend     Realized
Securities                                December 31, 2003     at Cost       at Cost    September 30, 2004    Income    Gain/(Loss)
----------                                -----------------   -----------   ----------   ------------------   --------   -----------
AXA Premier VIP Aggressive Equity
   Portfolio                                  $  731,903      $13,693,678    $218,434       $ 14,163,841      $     --    $ 12,862
AXA Premier VIP Core Bond Portfolio            3,306,818       52,820,498     917,795         55,803,688       495,998     (15,347)
AXA Premier VIP High Yield Portfolio             895,201       13,955,123     245,473         15,105,637         1,923      (4,820)
AXA Premier VIP Small/Mid Cap Growth
   Portfolio                                     451,101        7,046,493     119,104          7,332,260        69,893       1,222
AXA Premier VIP Small/Mid Cap Value
   Portfolio                                     689,895       10,516,662     166,471         11,078,673        51,761      14,019
EQ/Alliance Premier Growth Portfolio             542,770        4,032,862      76,075          4,414,079            --       1,848
EQ/Alliance Quality Bond Portfolio             1,103,735       17,471,863     305,154         18,566,330        30,364      (4,339)
EQ/Lazard Small Cap Value Portfolio              229,720        3,512,762      55,433          3,742,797        24,461       4,730
EQ/Marsico Focus Portfolio                       541,565       10,179,861     171,268         10,766,419            --         819
EQ/Mercury Basic Value Equity Portfolio          466,860        6,977,481     109,139          7,352,346           881      11,187
                                              ----------                                    ------------      --------    --------
                                              $8,959,568                                    $148,326,070      $675,281    $ 22,181
                                              ==========                                    ============      ========    ========

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                     $140,207,283
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                        2,406,527

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                            $  1,749,644
Aggregate gross unrealized depreciation                                (121,107)
                                                                   ------------
Net unrealized appreciation                                        $  1,628,537
                                                                   ============

Federal income tax cost of investments                             $147,809,153
                                                                   ============

                     See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST
AXA MODERATE ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                      Number          Value
                                                     of Shares       (Note 1)
                                                   ------------   --------------
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity                    22,711,826   $  506,176,054
   Portfolio*++
AXA Premier VIP Core Bond Portfolio++                56,510,531      596,065,786
AXA Premier VIP High Yield Portfolio++               85,583,199      504,825,605
AXA Premier VIP Small/Mid Cap Growth                 29,187,504      247,951,318
   Portfolio++
AXA Premier VIP Small/Mid Cap Value                  55,330,592      592,202,500
Portfolio++
EQ/Alliance Premier Growth Portfolio*++              54,367,838      335,820,916
EQ/Alliance Quality Bond Portfolio++                117,331,010    1,234,306,329
EQ/Lazard Small Cap Value Portfolio++                14,381,822      198,143,811
EQ/Marsico Focus Portfolio*++                        27,962,135      369,873,340
EQ/Mercury Basic Value Equity Portfolio++            25,645,584      384,588,443
                                                                  --------------
Total Investment Companies (99.8%)
   (Cost $4,575,749,708)                                           4,969,954,102
                                                                  --------------

                                                     Principal
                                                      Amount
                                                   ------------
SHORT-TERM DEBT SECURITIES:
Time Deposit (0.1%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04 (Amortized Cost $2,399,119)      $  2,399,119        2,399,119
                                                                  --------------
Total Investments (99.9%)
   (Cost/Amortized Cost $4,578,148,827)                            4,972,353,221
Other Assets Less Liabilities (0.1%)                                   6,147,704
                                                                  --------------
Net Assets (100%)                                                 $4,978,500,925
                                                                  ==============

----------
*    Non-income producing.
++   Affiliated company as defined under the Investment Company Act of 1940.

The holdings in the Portfolios are all Class A shares.

Investments in companies which were affiliates for the nine months ended September 30, 2004, were as follows:

                                               Market Value                                 Market Value
                                               December 31,      Purchases       Sales      September 30,     Dividend     Realized
Securities                                         2003           at Cost       at Cost         2004           Income        Gain
----------                                    --------------   ------------   ----------   --------------   -----------   ----------
AXA Premier VIP Aggressive Equity Portfolio   $  459,216,735   $ 51,307,944   $  736,962   $  506,176,054   $        --   $  129,891
AXA Premier VIP Core Bond Portfolio              413,030,663    177,930,062    2,266,892      596,065,786     9,533,281       48,882
AXA Premier VIP High Yield Portfolio             441,650,877     41,556,140      775,439      504,825,605       108,246       47,947
AXA Premier VIP Small/Mid Cap Growth
   Portfolio                                     230,375,299     24,831,156      358,226      247,951,318     4,107,210       53,467
AXA Premier VIP Small/Mid Cap Value
   Portfolio                                     533,590,497     51,369,151    2,631,271      592,202,500     4,740,271      593,886
EQ/Alliance Premier Growth Portfolio             327,685,328     13,685,831      485,141      335,820,916            --       55,693
EQ/Alliance Quality Bond Portfolio             1,144,012,349     59,643,765      753,068    1,234,306,329     3,511,504       18,857
EQ/Lazard Small Cap Value Portfolio              174,832,387     17,747,432      894,654      198,143,811     2,204,472      180,398
EQ/Marsico Focus Portfolio                       331,392,745     38,625,959      594,361      369,873,340            --       56,418
EQ/Mercury Basic Value Equity Portfolio          347,287,772     31,164,665      525,610      384,588,443        78,745       91,929
                                              --------------                               --------------   -----------   ----------
                                              $4,403,074,652                               $4,969,954,102   $24,283,729   $1,277,368
                                              ==============                               ==============   ===========   ==========

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                    $  507,862,105
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                        11,298,993

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                           $  394,204,394
Aggregate gross unrealized depreciation                                       --
                                                                  --------------
Net unrealized appreciation                                       $  394,204,394
                                                                  ==============
Federal income tax cost of investments                            $4,578,148,827
                                                                  ==============

                     See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST
AXA MODERATE-PLUS ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                         Number        Value
                                                        of Shares     (Note 1)
                                                      -----------   ------------
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio*++          2,669,782   $ 59,501,155
AXA Premier VIP Core Bond Portfolio++                   7,630,000     80,480,251
AXA Premier VIP High Yield Portfolio++                  5,271,577     31,095,203
AXA Premier VIP International Equity Portfolio++       10,406,892    114,700,905
AXA Premier VIP Small/Mid Cap Growth Portfolio++        3,546,946     30,131,728
AXA Premier VIP Small/Mid Cap Value Portfolio++         5,309,510     56,827,610
EQ/Alliance Premier Growth Portfolio*++                 2,574,670     15,903,302
EQ/Alliance Quality Bond Portfolio++                    2,545,597     26,779,334
EQ/Capital Guardian International Portfolio++           3,914,747     37,878,352
EQ/Lazard Small Cap Value Portfolio++                   1,393,052     19,192,600
EQ/Marsico Focus Portfolio*++                           3,422,760     45,275,069
EQ/Mercury Basic Value Equity Portfolio++               6,035,160     90,504,961
                                                                    ------------
Total Investment Companies (98.9%)
   (Cost $602,177,726)                                               608,270,470
                                                                    ============

                                                       Principal
                                                         Amount
                                                      -----------
SHORT-TERM DEBT SECURITIES:
Time Deposit (0.5%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04 (Amortized Cost $3,192,343)         $ 3,192,343      3,192,343
                                                                    ------------
Total Investments (99.4%)
   (Cost/Amortized Cost $605,370,069)                                611,462,813
Other Assets Less Liabilities (0.6%)                                   3,684,872
                                                                    ------------
Net Assets (100%)                                                   $615,147,685
                                                                    ============

----------
*    Non-income producing.
++   Affiliated company as defined under the Investment Company Act of 1940.

The holdings in the Portfolios are all Class A shares.

Investments in companies which were affiliates for the nine months ended September 30, 2004, were as follows:

                                               Market Value                             Market Value
                                               December 31,     Purchases     Sales    September 30,    Dividend    Realized
Securities                                         2003          at Cost     at Cost        2004         Income     Gain (LOSS)
----------                                    -------------   ------------   -------   -------------   ----------   -----------
AXA Premier VIP Aggressive Equity Portfolio    $ 2,345,263    $ 57,369,317    $2,776    $ 59,501,155   $       --     $  367
AXA Premier VIP Core Bond Portfolio              3,731,596      75,791,644     5,208      80,480,251      673,356        (52)
AXA Premier VIP High Yield Portfolio             1,438,383      28,619,966     1,943      31,095,203        3,474         21
AXA Premier VIP International Equity
   Portfolio                                     7,441,275     105,367,949     8,410     114,700,905       58,951      1,411
AXA Premier VIP Small/Mid Cap Growth
   Portfolio                                     1,448,863      28,868,672     1,752      30,131,728      252,180        212
AXA Premier VIP Small/Mid Cap Value
   Portfolio                                     2,756,985      53,889,251     3,234      56,827,610      233,329        449
EQ/Alliance Premier Growth Portfolio             1,744,483      14,483,338     2,161      15,903,302           --        196
EQ/Alliance Quality Bond Portfolio               1,245,094      25,077,854     1,739      26,779,334       38,424        (21)
EQ/Capital Guardian International Portfolio             --      37,794,128        --      37,878,352       20,669         --
EQ/Lazard Small Cap Value Portfolio                917,816      17,995,552     1,072      19,192,600      110,245        155
EQ/Marsico Focus Portfolio                       1,741,373      42,613,311     2,147      45,275,069           --        210
EQ/Mercury Basic Value Equity Portfolio          4,464,152      85,858,997     5,142      90,504,961        9,523        750
                                               -----------                              ------------   ----------     ------
                                               $29,275,283                              $608,270,470   $1,400,151     $3,698
                                               ===========                              ============   ==========     ======

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                      $573,729,979
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                            39,282

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                            $  6,660,479
Aggregate gross unrealized depreciation                                (567,735)
                                                                   ------------
Net unrealized appreciation                                        $  6,092,744
                                                                   ============
Federal income tax cost of investments                             $605,370,069
                                                                   ============

                     See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST
AXA AGGRESSIVE ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)
                                                         Number         Value
                                                        of Shares     (Note 1)
                                                       ----------   ------------
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio*++          1,270,070   $ 28,305,918
AXA Premier VIP Core Bond Portfolio++                   1,138,814     12,012,059
AXA Premier VIP International Equity Portfolio++        1,619,253     17,846,806
AXA Premier VIP Small/Mid Cap Growth Portfolio++        1,841,057     15,639,998
AXA Premier VIP Small/Mid Cap Value Portfolio++         1,383,205     14,804,418
EQ/Alliance Premier Growth Portfolio*++                 1,420,827      8,776,207
EQ/Alliance Quality Bond Portfolio++                      379,821      3,995,666
EQ/Capital Guardian International Portfolio++             619,314      5,992,362
EQ/Lazard Small Cap Value Portfolio++                     363,196      5,003,895
EQ/Marsico Focus Portfolio*++                           1,640,505     21,700,026
EQ/Mercury Basic Value Equity Portfolio++               1,572,337     23,579,213
                                                        ---------   ------------
Total Investment Companies (98.8%)
   (Cost $157,151,747)                                               157,656,568
                                                                    ============

                                                        Principal
                                                         Amount
                                                       ----------
SHORT-TERM DEBT SECURITIES:
Time Deposit (0.2%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04 (Amortized Cost $304,494)            $  304,494        304,494
                                                                    ------------
Total Investments (99.0%)
   (Cost/Amortized Cost $157,456,241)                                157,961,062
Other Assets Less Liabilities (1.0%)                                   1,541,547
                                                                    ------------
Net Assets (100%)                                                   $159,502,609
                                                                    ============

----------
*    Non-income producing.
++   Affiliated company as defined under the Investment Company Act of 1940.

The holdings in the Portfolios are all Class A shares.

Investments in companies which were affiliates for the nine months ended September 30, 2004, were as follows:

                                                Market Value                              Market Value
                                                December 31,    Purchases      Sales     September 30,   Dividend     Realized
Securities                                          2003         at Cost      at Cost         2004        Income    Gain/(Loss)
----------                                      ------------   -----------   ---------   -------------   --------   -----------
AXA Premier VIP Aggressive Equity Portfolio      $1,191,354    $27,696,350    $333,721    $ 28,305,918   $     --     $ 5,290
AXA Premier VIP Core Bond Portfolio                 580,798     11,410,564     122,692      12,012,059    114,157          99
AXA Premier VIP International Equity              1,210,795     16,588,317     174,914      17,846,806     10,306      16,766
   Portfolio
AXA Premier VIP Small/Mid Cap Growth                786,434     15,209,720     167,758      15,639,998    147,843      (4,037)
   Portfolio
AXA Premier VIP Small/Mid Cap Value Portfolio       747,991     14,189,094     142,723      14,804,418     68,585      10,766
EQ/Alliance Premier Growth Portfolio                887,150      8,111,573      21,050       8,776,207         --       1,431
EQ/Alliance Quality Bond Portfolio                  193,787      3,771,924      40,715       3,995,666      6,455         215
EQ/Capital Guardian International Portfolio              --      6,018,527      56,053       5,992,362      3,723      (2,151)
EQ/Lazard Small Cap Value Portfolio                 248,989      4,739,185      46,825       5,003,895     32,348       4,338
EQ/Marsico Focus Portfolio                          885,111     20,674,117     254,632      21,700,026         --      (2,170)
EQ/Mercury Basic Value Equity Portfolio           1,209,049     22,595,614     223,594      23,579,213      2,798      21,988
                                                 ----------                               ------------   --------     -------
                                                 $7,941,458                               $157,656,568   $386,215     $52,535
                                                 ==========                               ============   ========     =======

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                     $151,004,985
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                        1,637,212

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                            $  1,076,495
Aggregate gross unrealized depreciation                                (571,674)
                                                                   ------------
Net unrealized appreciation                                        $    504,821
                                                                   ============
Federal income tax cost of investments                             $157,456,241
                                                                   ============

                     See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST
AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                           Number       Value
                                                         of Shares    (Note 1)
                                                         ---------   -----------
COMMON STOCKS:
Consumer Discretionary (17.5%)
Automobiles (0.7%)
Harley-Davidson, Inc.                                      270,600   $16,084,464
                                                                     -----------
Hotels, Restaurants & Leisure (3.2%)
Carnival Corp.                                             127,740     6,040,825
Cheesecake Factory, Inc.*^                                  26,320     1,142,288
Four Seasons Hotels, Inc.^                                 294,472    18,875,655
International Game Technology                               60,080     2,159,876
Mandalay Resort Group                                      104,292     7,159,646
MGM Mirage, Inc.*                                           15,934       791,123
Royal Caribbean Cruises Ltd.^                              127,670     5,566,412
Starbucks Corp.*                                           277,732    12,625,697
WMS Industries, Inc.*^                                      50,800     1,305,052
Wynn Resorts Ltd.*^                                        404,331    20,899,869
                                                                     -----------
                                                                      76,566,443
                                                                     -----------
Household Durables (1.6%)
D.R. Horton, Inc.                                          465,610    15,416,347
Lennar Corp., Class A                                      451,225    21,478,310
Lennar Corp., Class B                                       10,980       480,924
                                                                     -----------
                                                                      37,375,581
                                                                     -----------
Internet & Catalog Retail (4.0%)
Amazon.com, Inc.*                                          644,300    26,326,098
eBay, Inc.*                                                708,946    65,180,495
IAC/InterActiveCorp*^                                      192,112     4,230,306
                                                                     -----------
                                                                      95,736,899
                                                                     -----------
Media (3.5%)
Citadel Broadcasting Corp.*                                114,460     1,467,377
Comcast Corp., Special Class A*                            100,430     2,804,006
EchoStar Communications Corp., Class A*^                 1,012,751    31,516,811
Fox Entertainment Group, Inc., Class A*                     44,300     1,228,882
Getty Images, Inc.*^                                       125,680     6,950,104
Grupo Televisa S.A. (ADR)                                   62,040     3,271,369
Meredith Corp.                                              46,620     2,395,336
News Corp., Ltd. (Preferred ADR)                            78,150     2,448,440
NTL, Inc.*                                                 154,527     9,591,491
Playboy Enterprises, Inc., Class B*^                        67,510       677,800
Viacom, Inc., Class B                                       71,170     2,388,465
Walt Disney Co.                                            130,628     2,945,661
Westwood One, Inc.*                                        152,940     3,023,624
XM Satellite Radio Holdings, Inc., Class A*^               392,120    12,163,562
                                                                     -----------
                                                                      82,872,928
                                                                     -----------
Multiline Retail (1.3%)
Family Dollar Stores, Inc.                                 111,860     3,031,406
Kohl's Corp.*                                              480,900    23,174,571
Target Corp.                                               100,910     4,566,178
                                                                     -----------
                                                                      30,772,155
                                                                     -----------
Specialty Retail (2.4%)
Best Buy Co., Inc.                                          13,900       753,936
Chico's FAS, Inc.*^                                         33,100     1,132,020
Lowe's Cos., Inc.                                          777,750    42,270,712
Petsmart, Inc.^                                             34,410       976,900
Staples, Inc.                                               43,552     1,298,721
Tiffany & Co.                                              401,674    12,347,459
                                                                     -----------
                                                                      58,779,748
                                                                     -----------
Textiles, Apparel & Luxury Goods (0.8%)
Coach, Inc.*                                                31,030     1,316,293
Nike, Inc., Class B                                        242,477    19,107,187
                                                                     -----------
                                                                      20,423,480
                                                                     -----------
Total Consumer Discretionary                                         418,611,698
                                                                     -----------
Consumer Staples (3.2%)
Beverages (0.4%)
Anheuser-Busch Cos., Inc.                                   50,960     2,545,452
PepsiCo, Inc.                                              166,071     8,079,354
                                                                     -----------
                                                                      10,624,806
                                                                     -----------
Food & Staples Retailing (1.9%)
CVS Corp.                                                   91,370     3,849,418
Wal-Mart de Mexico S.A. de C.V., Series V                  303,180     1,027,670

Wal-Mart Stores, Inc.                                      292,899    15,582,227
Walgreen Co.                                               180,959     6,483,761
Whole Foods Market, Inc.^                                  201,322    17,271,414
                                                                     -----------
                                                                      44,214,490
                                                                     -----------
Household Products (0.9%)
Colgate-Palmolive Co.                                       18,200       822,276
Procter & Gamble Co.                                       395,271    21,392,066
                                                                     -----------
                                                                      22,214,342
                                                                     -----------
Total Consumer Staples                                                77,053,638
                                                                     -----------
Energy (3.1%)
Energy Equipment & Services (3.1%)
BJ Services Co.                                            719,135    37,689,865
Cooper Cameron Corp.*                                       34,520     1,893,077
FMC Technologies, Inc.*^                                   234,870     7,844,658
GlobalSantaFe Corp.                                        117,830     3,611,490
Nabors Industries Ltd.*                                    309,830    14,670,450
Schlumberger Ltd.                                           86,680     5,834,431
Smith International, Inc.*                                  58,760     3,568,495
                                                                     -----------
Total Energy                                                          75,112,466
                                                                     -----------
Financials (11.3%)
Capital Markets (3.7%)
Ameritrade Holding Corp.*                                1,503,260    18,054,153
Goldman Sachs Group, Inc.                                  409,546    38,186,069
Investors Financial Services Corp.^                         55,960     2,525,475
Janus Capital Group, Inc.                                  635,650     8,651,196
Legg Mason, Inc.                                           113,170     6,028,566
Merrill Lynch & Co., Inc.                                  286,292    14,234,438
                                                                     -----------
                                                                      87,679,897
                                                                     -----------
Consumer Finance (3.4%)
American Express Co.                                       121,460     6,250,332
Capital One Financial Corp.                                247,900    18,319,810
SLM Corp.                                                1,289,678    57,519,639
                                                                     -----------
                                                                      82,089,781
                                                                     -----------
Diversified Financial Services (1.3%)
Chicago Mercantile Exchange^                                22,270     3,592,151
Citigroup, Inc.                                            606,845    26,774,001
                                                                     -----------
                                                                      30,366,152
                                                                     -----------
Thrifts & Mortgage Finance (2.9%)
Countrywide Financial Corp.                              1,788,122    70,434,126
                                                                     -----------
Total Financials                                                     270,569,956
                                                                     -----------
Health Care (25.5%)
Biotechnology (8.3%)
Affymetrix, Inc.*^                                         455,980    14,003,146
Amgen, Inc.*                                                81,960     4,645,493
Applera Corp.-Celera Genomics Group*^                    1,040,800    12,166,952
Biogen Idec, Inc.*                                         112,590     6,887,130
Celgene Corp.*^                                             72,550     4,224,587
Cepheid, Inc.*^                                          1,882,190    16,224,478
Compugen Ltd.*                                           1,378,450     6,961,172
Curis, Inc.*^++                                          2,320,090    10,324,400
Gen-Probe, Inc.*                                            74,970     2,989,054
Genentech, Inc.*                                         1,262,436    66,176,895
Genzyme Corp.*                                             155,382     8,454,335
Gilead Sciences, Inc.*^                                    469,650    17,555,517
Human Genome Sciences, Inc.*^                              937,300    10,225,943
ImClone Systems, Inc.*^                                     58,740     3,104,409
Invitrogen Corp.*^                                          20,830     1,145,442
MedImmune, Inc.*                                           148,140     3,510,918
Memory Pharmaceuticals Corp.*                            1,026,900     7,876,323
Neurocrine Biosciences, Inc.*^                              38,350     1,808,586
                                                                     -----------
                                                                     198,284,780
                                                                     -----------
Health Care Equipment & Supplies (9.3%)
Alcon, Inc.                                                 40,950     3,284,190
Applied Biosystems Group                                   926,590    17,484,753
Bard (C.R.), Inc.                                           44,000     2,491,720
Baxter International, Inc.                                 157,390     5,061,662
Boston Scientific Corp.*                                   464,177    18,441,752
Cytyc Corp.*                                               490,030    11,834,225
Dentsply International, Inc.                                73,140     3,798,892
Fisher Scientific International, Inc.*^                    133,889     7,809,745
Guidant Corp.                                              496,936    32,817,653
Kinetic Concepts, Inc.*^                                   166,500     8,749,575
Medtronic, Inc.                                            489,632    25,411,901
Millipore Corp.*                                           109,460     5,237,661

St. Jude Medical, Inc.*                                    336,800    25,350,936
Synthes, Inc.                                                8,400       914,872
Varian Medical Systems, Inc.*                              318,000    10,993,260
Waters Corp.*                                              142,740     6,294,834
Zimmer Holdings, Inc.*                                     438,860    34,687,494
                                                                     -----------
                                                                     220,665,125
                                                                     -----------
Health Care Providers & Services (4.4%)
Community Health Systems, Inc.*                             76,800     2,049,024
HCA, Inc.                                                  119,810     4,570,751
UnitedHealth Group, Inc.                                 1,339,194    98,752,166
                                                                     -----------
                                                                     105,371,941
                                                                     -----------
Pharmaceuticals (3.5%)
Allergan, Inc.                                              74,190     5,382,484
Elan Corp. plc (ADR)*^                                     100,440     2,350,296
Eli Lilly & Co.                                             33,890     2,035,095
Endo Pharmaceuticals Holdings, Inc.*^                       38,160       700,618
Forest Laboratories, Inc.*                                 538,500    24,221,730
Johnson & Johnson                                          146,780     8,268,117
Medicis Pharmaceutical Corp., Class A                      176,910     6,906,566
Novartis AG (Registered)                                    87,670     4,086,165
Roche Holding AG                                            45,950     4,746,977
Teva Pharmaceutical Industries Ltd. (ADR)^                 994,154    25,798,296
                                                                     -----------
                                                                      84,496,344
                                                                     -----------
Total Health Care                                                    608,818,190
                                                                     -----------
Industrials (6.3%)
Air Freight & Logistics (1.0%)
Expeditors International of Washington, Inc.                32,870     1,699,379
FedEx Corp.                                                255,770    21,916,931
                                                                     -----------
                                                                      23,616,310
                                                                     -----------
Airlines (0.1%)
JetBlue Airways Corp.*^                                     98,615     2,063,026
                                                                     -----------
Commercial Services & Supplies (2.2%)
Apollo Group, Inc., Class A*                               486,550    35,698,174
ARAMARK Corp., Class B                                     151,780     3,663,969
Career Education Corp.*                                    141,300     4,017,159
Corporate Executive Board Co.                               38,450     2,354,678
Manpower, Inc.                                              49,290     2,192,912
Robert Half International, Inc.^                            59,506     1,533,470
Strayer Education, Inc.                                     15,940     1,833,259
                                                                     -----------
                                                                      51,293,621
                                                                     -----------
Industrial Conglomerates (1.5%)
General Electric Co.                                       933,230    31,337,864
Tyco International Ltd.                                    177,996     5,457,357
                                                                     -----------
                                                                      36,795,221
                                                                     -----------
Machinery (1.5%)
Caterpillar, Inc.                                          266,917    21,473,472
Illinois Tool Works, Inc.                                   49,670     4,627,754
Pall Corp.                                                 443,400    10,854,432
                                                                     -----------
                                                                      36,955,658
                                                                     -----------
Total Industrials                                                    150,723,836
                                                                     -----------
Information Technology (28.3%)
Communications Equipment (7.3%)
Cisco Systems, Inc.*                                     1,716,032    31,060,179
Comverse Technology, Inc.*                                 237,160     4,465,723
Corning, Inc.*                                           1,131,130    12,532,920
Harris Corp.                                                44,050     2,420,107
JDS Uniphase Corp.*^                                     3,889,410    13,107,312
Juniper Networks, Inc.*                                  1,428,715    33,717,674
Motorola, Inc.                                           1,312,618    23,679,629
Nokia OYJ (ADR)                                            340,802     4,675,803
QUALCOMM, Inc.                                           1,223,562    47,767,861
                                                                     -----------
                                                                     173,427,208
                                                                     -----------
Computers & Peripherals (3.2%)
Apple Computer, Inc.*                                       71,776     2,781,320
Dell, Inc.*                                                794,307    28,277,330
EMC Corp.*                                                  93,400     1,077,836
Lexmark International, Inc., Class A*                       23,520     1,975,915
Network Appliance, Inc.*                                 1,423,580    32,742,340
SanDisk Corp.*^                                            305,210     8,887,715
                                                                     -----------
                                                                      75,742,456
                                                                     -----------
Electronic Equipment & Instruments (0.4%)
Itron, Inc.*^                                              421,210     7,350,115

National Instruments Corp.                                34,870       1,055,515
                                                                   -------------
                                                                       8,405,630
                                                                   -------------
Internet & Catalog Retail (0.3%)
Shanda Interactive Entertainment Ltd. (ADR)*^            344,800       8,275,200
                                                                   -------------
Internet Software & Services (3.5%)
Akamai Technologies, Inc.*^                              112,070       1,574,584
CNET Networks, Inc.*^                                  2,336,060      21,374,949
RealNetworks, Inc.*^                                   3,530,240      16,450,918
SINA Corp.*^                                             698,690      17,809,608
Softbank Corp.                                            53,000       2,457,288
Yahoo!, Inc.*                                            731,130      24,792,618
                                                                   -------------
                                                                      84,459,965
                                                                   -------------
IT Services (0.7%)
Alliance Data Systems Corp.*                             144,320       5,853,619
Ceridian Corp.*                                          128,730       2,369,919
DST Systems, Inc.*^                                      141,150       6,276,941
Paychex, Inc.                                             66,840       2,015,226
                                                                   -------------
                                                                      16,515,705
                                                                   -------------
Semiconductors & Semiconductor Equipment (7.0%)
Analog Devices, Inc.                                      53,400       2,070,852
Broadcom Corp., Class A*                               1,262,798      34,461,757
FEI Co.*^                                                345,940       6,835,774
Integrated Circuit Systems, Inc.*                         43,800         941,700
KLA-Tencor Corp.*                                        637,568      26,446,321
Marvell Technology Group Ltd.*                           123,160       3,218,171
Maxim Integrated Products, Inc.                          576,117      24,363,988
Novellus Systems, Inc.*                                  331,050       8,802,619
NVIDIA Corp.*^                                         1,072,640      15,574,733
PMC-Sierra, Inc.*                                        184,100       1,621,921
Samsung Electronics Co., Ltd.                             32,710      13,010,143
Samsung Electronics Co., Ltd. (GDR)(S)(b)                  3,600         712,800
Silicon Laboratories, Inc.*^                             857,662      28,380,036
Xilinx, Inc.                                              63,500       1,714,500
                                                                   -------------
                                                                     168,155,315
                                                                   -------------
Software (5.9%)
Amdocs Ltd.*                                             339,430       7,409,757
Autodesk, Inc.                                            98,230       4,776,925
Electronic Arts, Inc.*                                   714,457      32,857,877
Mercury Interactive Corp.*                               155,330       5,417,910
Microsoft Corp.                                          827,666      22,884,965
NAVTEQ Corp.*                                            112,400       4,005,936
Nintendo Co., Ltd.                                        15,100       1,846,827
Red Hat, Inc.*^                                          309,570       3,789,137
SAP AG (ADR)                                             731,980      28,510,621
Symantec Corp.*                                          395,792      21,721,065
VERITAS Software Corp.*                                  431,804       7,686,111
                                                                   -------------
                                                                     140,907,131
                                                                   -------------
Total Information Technology                                         675,888,610
                                                                   -------------
Materials (0.1%)
Metals & Mining (0.1%)
Aber Diamond Corp.*(b)(n)                                 11,600         399,270
Cia Vale do Rio Doce (ADR)^                               74,810       1,680,981
                                                                   -------------
Total Materials                                                        2,080,251
                                                                   -------------
Telecommunication Services (2.9%)
Diversified Telecommunication Services (1.1%)
Level 3 Communications, Inc.*^                         7,043,300      18,242,147
Verizon Communications, Inc.                             196,719       7,746,794
                                                                   -------------
                                                                      25,988,941
                                                                   -------------
Wireless Telecommunication Services (1.8%)
Alamosa Holdings, Inc.*^                                 193,320       1,476,965
America Movil S.A. de C.V. (ADR)                         126,020       4,918,561
American Tower Corp., Class A*^                          609,050       9,348,917
Crown Castle International Corp.*^                       272,340       4,052,419
Nextel Communications, Inc., Class A*                    145,640       3,472,058
Spectrasite, Inc.*                                       137,950       6,414,675
Vodafone Group plc (ADR)^                                485,326      11,701,210
                                                                   -------------
                                                                      41,384,805
                                                                   -------------
Total Telecommunication Services                                      67,373,746
                                                                   -------------
Total Common Stocks (98.2%)
   (Cost $2,134,517,987)                                           2,346,232,391
                                                                   -------------

                                                         Principal
                                                           Amount
                                                        -----------
SHORT-TERM SECURITIES:
Government Security (0.8%)
Federal Home Loan Bank
   (Discount Note), 10/1/04                             $18,761,000   18,760,141
                                                                      ----------

                                                           Number
                                                         of Shares
                                                        -----------
Short-Term Funds of Cash Collateral for Securities
   Loaned (0.2%) JPMorgan Securities Lending
   Collateral Investment Fund                             4,895,157    4,895,157
                                                                      ----------

                                                         Principal
                                                           Amount
                                                        -----------
Short-Term Investments of Cash Collateral for
   Securities Loaned (10.5%)
ABN Amro Bank NV
   1.17%, 12/30/04 (l)                                  $ 7,198,760    7,198,760
Allied Irish Bank plc
   1.14%, 12/20/04 (l)                                    7,198,760    7,198,760
Barclays Bank London
   1.60%, 10/19/04                                        2,887,462    2,887,462
Caja de Madrid
   1.23%, 10/22/04                                        7,198,760    7,198,760
Capital One,
   Series 02-A2 A2
   1.75%, 9/15/05 (l)                                     5,774,485    5,774,485
CDC IXIS Capital Markets
   1.64%, 10/7/04                                         6,334,909    6,334,909
Citigroup Global Markets, Inc.
   1.95%, 10/7/04 (l)                                     7,198,760    7,198,760
Credit Suisse First Boston LLC
   1.68%, 10/5/04                                         1,455,042    1,455,042
Depfa Bank Europe plc
   1.63%, 10/29/04                                        4,319,256    4,319,256
Deutsche Bank Securities, Inc.
   1.94%, 10/1/04                                        28,795,040   28,795,040
   1.81%, 10/27/04                                        2,170,858    2,170,858

Discover Bank
   1.68%, 10/8/04                                         4,319,256    4,319,256
   1.80%, 11/10/04                                        2,879,504    2,879,504
Galaxy Funding, Inc.
   1.74%, 11/3/04                                         5,744,812    5,744,812
Greenwich Capital Holdings, Inc.
   1.95%, 10/1/04                                        71,925,916   71,925,916
Halogen Funding Co. LLC
   1.86%, 10/14/04                                        5,761,386    5,761,386
Hartford Life, Inc.
   1.78%, 09/30/05 (l)                                    2,303,603    2,303,603
HBOS Treasury Services plc
   1.64%, 10/7/04                                         2,879,504    2,879,504
Household Finance Corp.
   1.80%, 10/4/04                                         7,191,921    7,191,921
Lehman Brothers, Inc.
   2.06%, 12/31/04 (l)                                    1,007,826    1,007,826
Mane Funding Corp.
   1.60%, 10/22/04                                        5,735,607    5,735,607
Mont Blanc Capital Corp.
   1.79%, 10/20/04                                        5,750,418    5,750,418
Monumental Global Funding II
   1.57%, 7/1/05 (l)                                      3,173,686    3,173,686
New York Life Insurance Co.
   1.76%, 12/31/04 (l)                                    7,198,760    7,198,760
Nordea Bank NY
   1.85%, 9/6/05 (l)                                      7,195,324    7,195,324
PB Finance Delaware, Inc.
   1.80%, 10/26/04                                        4,312,345    4,312,345
Scaldis Capital LLC
   1.80%, 10/29/04                                        7,188,322    7,188,322
Sun Trust Bank,
   1.72%, 5/17/06 (l)                                     7,198,760    7,198,760
Wachovia Bank N.A.
   1.94%, 11/15/04 (l)                                    5,472,222    5,472,222
Washington Mutual Bank
   1.68%, 11/12/04                                        7,175,270    7,175,270

Wells Fargo Bank N.A./San Francisco
   1.60%, 10/1/04                                    7,198,760        7,198,760
                                                                 --------------
                                                                    252,145,294
                                                                 --------------
Time Deposit (1.4%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04                                   32,933,456       32,933,456
                                                                 --------------
Total Short-Term Securities (12.9%)
   (Amortized Cost $308,734,048)                                    308,734,048
                                                                 --------------
Total Investments (111.1%)
   (Cost/Amortized Cost $2,443,252,035)                           2,654,966,439
Other Assets Less Liabilities (-11.1%)                             (265,849,355)
                                                                 --------------
Net Assets (100%)                                                $2,389,117,084
                                                                 ==============

----------
*    Non-income producing.
^    All, or a portion of security out on loan (See Note 1).
(S) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may only be resold to qualified institutional buyers. At September 30, 2004, the market value of this security amounted to $712,800, or 0.03% of net assets.
++   Affiliated company as defined under the Investment Company Act of 1940.
(b)  Illiquid security.
(l)  Floating Rate Security. Rate disclosed is as of September 30, 2004.
(n) Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of Securities Act of 1933.

     Glossary:
     ADR - American Depositary Receipt
     GDR - Global Depositary Receipt

Investments in companies which were affiliates for the nine months ended September 30, 2004, were as follows:

                 Market Value      Purchases    Sales       Market Value      Dividend    Realized
Securities    December 31, 2003     at Cost    at Cost   September 30, 2004    Income    Gain (Loss)
-----------   -----------------   ----------   -------   ------------------   --------   -----------
Curis, Inc.       $6,217,110      $4,555,511     $--         $10,324,400         $--         $--

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt
   securities                                                    $1,923,858,712
Net Proceeds of Sales and Redemptions:
   Stocks and long-term corporate debt
   securities                                                     1,942,385,172

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                          $  257,469,757
Aggregate gross unrealized depreciaton                              (96,163,589)
                                                                 --------------
Net unrealized appreciation                                      $  161,306,168
                                                                 ==============

Federal income tax cost of investments                           $2,493,660,271
                                                                 ==============

At September 30, 2004, the Portfolio had loaned securities with a total value of $253,172,744. This was secured by collateral of $257,040,451 which was received as cash and subsequently invested in short-term investments and funds as reported in the portfolio of investments.

For the nine months ended September 30, 2004, the Portfolio incurred approximately $11,759 as brokerage commissions with Bernstein (Sanford C.) & Co. and $696 with Advest, Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $1,351,789,690, of which $767,346,762 expires in the year 2009, $517,239,587 expires in the year 2010, and $67,203,341 expires in the year 2011.

                     See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                          Principal      Value
                                                           Amount      (Note 1)
                                                         ----------   ----------
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (10.4%)
Asset Backed Securities (5.5%)
Ameriquest Mortgage Securities, Inc.,
   Series 03-1 A2
   2.250%, 2/25/33(l)                                    $  210,210   $  210,724
   Series 03-2 A
   2.250%, 3/25/33(l)                                       165,709      166,130
Amortizing Residential Collateral Trust,
   Series 02-BC3M A
   2.110%, 6/25/32(l)                                       182,549      182,663
   Series 02-BC4 A
   2.130%, 7/25/32(l)                                       115,772      115,734
Argent Securities, Inc.,
   Series 03-W3 AV1B
   2.290%, 9/25/33(l)                                       778,624      781,254
Bear Stearns Asset Backed Securities, Inc.,
   Series 02-2 A1
   2.170%, 10/25/32(l)                                       55,057       55,112
   Series 03-2 A2
   2.290%, 3/25/43(l)                                       621,809      622,785
CDC Mortgage Capital Trust,
   Series 02-HE2 A
   2.130%, 1/25/33(l)                                        64,125       64,172
Cendant Mortgage Corp.,
   Series 03-A A1
   6.000%, 7/25/43(l)(S)                                    639,538      661,298
Centex Home Equity,
   Series 03-C AV
   2.140%, 9/25/33(l)                                       501,063      501,578
Chase Funding Loan Acquisition Trust,
   Series 01-C3 A
   2.190%, 7/25/31(l)                                        13,008       13,010
   Series 01-FF1 A2
   2.080%, 4/25/31(l)                                        24,872       24,902
Citibank Credit Card Issuance Trust,
   Series 00-A1 A1
   6.900%, 10/15/07                                       5,200,000    5,432,379
   Series 02-A5 A5
   1.920%, 9/17/07(l)                                     7,800,000    7,802,976
   Series 03-A6 A6
   2.900%, 5/17/10^                                       2,475,000    2,424,630
   Series 04-A1 A1
   2.550%, 1/20/09                                        4,650,000    4,599,310
   Series 04-A4 A4
   3.200%, 8/24/09                                        7,200,000    7,162,877
Credit Suisse First Boston Mortgage Securities Corp.,
   Series 01-HE17 A1
   2.150%, 1/25/32(l)                                       103,805      103,855
   Series 02-9 2X
   2.478%, 3/25/32(S)+                                      225,022      225,219
   Series 02-HE4 A2
   2.280%, 8/25/32(l)                                        92,827       93,020
   Series 02-P2A-A21
   2.170%, 3/25/32(S)+                                      330,100      326,689
   Series 02-P3 A
   2.390%, 8/25/33(l)(S)+                                   503,168      500,975
Discover Card Master Trust I,
   Series 00-1 A
   1.930%, 8/16/07(l)                                     4,200,000    4,202,263
First Franklin Mortgage Loan Asset Backed Certificates,
   Series 03-FF5 A2
   2.820%, 3/25/34(l)                                       728,160      729,114
Fremont Home Loan Trust,
   Series 03-1 A2
   2.180%, 2/25/33(l)                                       507,403      508,265
GMAC Mortgage Corp. Loan Trust,
   Series 99-HLTV A1
   2.201%, 11/18/25(l)                                       33,017       33,091
Goldman Sachs AMP Trust,

   Series 02-NC1 A2
   2.160%, 7/25/32(l)                                       214,838      215,753
Home Equity Asset Trust,
   Series 02-1 A4
   2.140%, 11/25/32(l)                                      104,870      104,892
   Series 02-4 A2
   2.250%, 3/25/33(l)                                       242,080      242,621
   Series 03-5 A1
   2.260%, 1/25/34(l)                                       261,916      262,590
Household Mortgage Loan Trust,
   Series 02-HC1 A
   2.111%, 5/20/32(l)                                       182,923      183,356
Irwin Home Equity,
   Series 03-C 2A
   2.360%, 6/25/28(l)                                       278,046      277,929
MBNA Credit Card Master Note Trust,
   Series 03-A6 A6
   2.750%, 10/15/10                                       2,250,000    2,194,384
   Series 03-A7 A7
   2.650%, 11/15/10                                       6,150,000    5,968,434
   Series 04-A4 A4
   2.700%, 9/15/09                                        4,950,000    4,898,762
MBNA Master Credit Card Trust,
   Series 96-M A
   1.841%, 4/15/09(l)                                     7,055,000    7,070,117
Merrill Lynch Mortgage Investors Inc.,
   Series 02-AFC1 AV1
   2.210%, 4/25/31(l)                                        41,931       42,115
Morgan Stanley ABS Capital I,
   Series 03-HE2 A2
   2.180%, 8/25/33(l)                                       447,380      448,136
Morgan Stanley Dean Witter Capital I,
   Series 02-HE1 A2
   2.170%, 7/25/32(l)                                       120,630      120,850
Quest Trust
   Series 03-X3 A1
   2.320%, 2/25/34(S) + (l)                                 634,910      632,850
Renaissance Home Equity Loan Trust,
   Series 03-2A
   2.280%, 8/25/33(l)                                       244,609      244,864
   Series 03-3 A
   2.340%, 12/25/33(l)                                      959,430      960,654
Residential Asset Mortgage Products, Inc.,
   Series 03-RS11 AIIB
   2.170%, 12/25/33(l)                                    1,013,901    1,015,250
Residential Asset Securities Corp.,
   Series 01-KS3 AII
   2.070%, 9/25/31(l)                                       194,323      194,406
Salomon Brothers Mortgage Securities VII,
   Series 02-CIT1 A
   2.140%, 3/25/32(l)                                       431,979      432,069
Saxon Asset Securities Trust,
   Series 02-1 AV2
   2.110%, 1/25/32(l)                                       140,645      140,669
   Series 02-3 AV
   2.240%, 12/25/32(l)                                      144,228      144,502
SLM Student Loan Trust,
   Series 02-4 A3
   1.960%, 6/15/11(l)                                     6,650,000    6,661,368
   Series 04-6 A2
   1.697%, 1/25/13                                        7,250,000    7,253,400
   Series 04-9 A1
   1.970%, 7/25/06(l)                                     7,600,000    7,600,000
Structured Asset Securities Corp.,
   Series 03-AL2 A
   3.356%, 1/25/31(S)                                     1,309,346    1,232,278
Terwin Mortgage Trust,
   Series 03-1SL A1
   2.420%, 9/25/33(S) + (l)                                  85,447       84,888
Vanderbilt Acquisition Loan Trust,
   Series 02-1 A1
   3.280%, 1/7/13                                            57,933       57,940
                                                                      ----------
                                                                      86,229,102
                                                                      ----------
Non-Agency (4.9%)
Bank of America Alternative Loan Trust,
   Series 04-5 4A1
   5.000%, 6/25/19                                        2,321,994    2,350,299

   Series 04-6 4A1
   5.000%, 7/25/19                                         2,352,049   2,376,299
Bank of America Mortgage Securities,
   Series 02-K 2A1
   5.606%, 10/20/32(l)                                       201,919     204,809
Bear Stearns Adjustable Rate Mortgage Trust,
   Series 02-2 IIIA
   6.936%, 6/25/31(l)                                          4,251       4,378
Bear Stearns Alt-A Trust,
   Series 03-7 IIA2
   2.120%, 2/25/34(l)                                        798,629     798,774
Bear Stearns Commercial Mortgage Securities,
   Series 00-WF2 A2
   7.320%, 10/15/32^                                       2,890,000   3,307,319
Chase Commercial Mortgage Securities Corp.,
   Series 00-1 A2
   7.757%, 4/15/32                                           890,000   1,018,939
   Series 99-2 A2
   7.198%, 1/15/32                                           530,000     603,448
Countrywide Alternative Loan Trust,
   Series 03-J3 2A1
   6.250%, 12/25/33                                        1,057,105   1,075,069
   Series 04-2CB 4A1
   5.000%, 3/25/19                                         2,259,547   2,266,003
Countrywide Home Loan Mortgage Pass Through Trust,
   Series 02-HYB2 6A1
   4.946%, 9/19/32(l)                                         99,633     100,242
   Series 03-R4 2A
   6.500%, 1/25/34(S)                                        816,171     847,572
   Series 99-9 A1
   6.500%, 8/25/29                                           186,886     186,666
Credit Suisse First Boston Mortgage Securities Corp.,
   Series 02-AR2 2A1
   2.240%, 2/25/32(l)                                         17,412      17,423
   Series 98-C2 A2
   6.300%, 11/11/30                                        1,155,000   1,258,389
Credit-Based Asset Servicing and Securitization,
   Series 02-CB1 A2A
   2.180%, 8/25/29(l)                                         77,754      77,853
DLJ Commercial Mortgage Corp.,
   Series 99-CG1 A1B
   6.460%, 3/10/32                                           275,000     303,171
First Horizon Asset Securities, Inc.,
   Series 00-H 1A
   7.000%, 9/25/30                                            23,626      23,585
First Republic Mortgage Loan Trust,
   Series 01-FRB1 A
   2.110%, 11/15/31(l)                                     2,162,894   2,158,632
GMAC Commercial Mortgage Securities, Inc.,
   Series 00-C3 A2
   6.957%, 9/15/35                                         5,125,000   5,836,645
   Series 99-2 A2
   6.945%, 9/15/33^                                          325,000     363,535
   Series 99-C3 A2
   7.179%, 8/15/36                                         3,688,456   4,164,518
Greenwich Capital Commercial Funding Corp.,
   Series 04-GG1 A4
   4.755%, 6/10/36                                         3,180,000   3,268,664
GS Mortgage Securities Corp. II,
   Series 03-GSFL VI A1
   1.910%, 11/15/15(l)(S)^                                 1,215,456   1,216,035
   Series 04-GG2 A4
   4.964%, 8/10/38                                         3,800,000   3,938,320
GSMPS Mortgage Loan Trust,
   Series 03-3 A1
   7.000%, 6/25/43(S) +                                    1,477,252   1,537,937
Heller Financial, Inc.,
   Series 99-PH1 A1
   6.500%, 5/15/31                                           120,017     126,248
   Series 99-PH1 A2
   6.847%, 5/15/31                                           475,000     528,045
Impac CMB Trust,
   Series 03-8 2A1
   2.290%, 10/25/33(l)                                       650,114     652,634
JPMorgan Chase Commercial Mortgage Securities Corp.,
   Series 01-CIB2 A3
   6.429%, 4/15/35                                         1,295,000   1,444,083

LB Commercial Conduit Mortgage Trust,
   Series 98-C4 A1B
   6.210%, 10/15/35                                      1,425,000     1,548,215
LB-UBS Commercial Mortgage Trust,
   Series 03-C7 A2
   4.064%, 9/15/27(l)                                    1,730,000     1,741,688
MASTR Alternative Loans Trust,
   Series 04-4 1A1
   5.500%, 5/25/34                                       2,229,608     2,254,000
Merrill Lynch Mortgage Investors, Inc.,
   Series 03-A1 3A
   4.910%, 12/25/32(l)                                   1,013,245     1,021,945
Morgan Stanley Capital I,
   Series 03-T11 A2
   4.340%, 6/13/41                                       2,050,000     2,076,089
   Series 98-WF1 A2
   6.550%, 3/15/30^                                      4,100,000     4,434,280
Paine Webber Mortgage Acceptance Corp.,
   Series 99-C1 A2
   6.820%, 4/15/09                                         283,500       313,633
Residential Accredit Loans, Inc.,
   Series 03-QR19 CB1
   5.750%, 10/25/33                                      2,514,117     2,616,312
Sequoia Mortgage Trust,
   Series 03-4 2A1
   2.161%, 7/20/33(l)                                      783,037       772,978
   Series 10-2A1
   2.191%, 10/20/27(l)                                     760,795       762,961
Structured Asset Mortgage Investments, Inc.,
   Series 02-AR3 A1
   2.141%, 9/19/32(l)                                      454,137       455,289
Structured Asset Securities Corp.,
   Series 01-3A 1A1
   2.320%, 3/25/31(l)                                       14,686        15,100
   Series 02-6 3A1
   6.250%, 4/25/32                                          24,666        24,634
   Series 02-9 A2
   2.140%, 10/25/27(l)                                     276,635       276,603
   Series 02-HF1 A
   2.130%, 1/25/33(l)                                      450,106       449,455
   Series 02-HF2 A1
   2.340%, 7/25/32(l)                                      271,781       272,445
   Series 02-HF2 A3
   2.340%, 7/25/32(l)                                      518,966       520,234
Structured Asset Receivable Trust,
   Series 03-2
   1.572%, 1/21/09(S) (l)                                3,382,334     3,381,286
Washington Mutual Mortgage Securities Corp.,
   Series 02-MS12 A
   6.500%, 5/25/32                                          81,870        83,437
Washington Mutual, Inc.,
   Series 00-3A
   2.881%, 12/25/40(l)                                     402,342       402,647
   Series 02-AR6 A
   2.781%, 6/25/42(l)                                      941,041       950,306
   Series 02-AR9 1A
   2.781%, 8/25/42(l)                                    1,299,304     1,322,977
   Series 02-AR10 A6
   4.816%, 10/25/32(l)                                     718,906       723,144
Wells Fargo Mortgage Backed Securities Trust,
   Series 04-K 1A2
   4.491%, 7/25/34(l)                                    7,598,417     7,519,102
                                                                     -----------
                                                                      75,994,294
                                                                     -----------
Total Asset-Backed Securities                                        162,223,396
                                                                     -----------
Consumer Discretionary (1.8%)
Automobiles (0.8%)
DaimlerChrysler AG
   7.450%, 3/1/27                                          330,000       361,319
DaimlerChrysler NA Holdings Corp.
   2.343%, 9/10/07(l)                                      725,000       725,767
   4.050%, 6/4/08^                                         200,000       201,792
   6.500%, 11/15/13                                        165,000       179,027
Ford Motor Co.
   7.450%, 7/16/31^                                        649,000       636,364

Ford Motor Credit Co.
   7.500%, 3/15/05                                        2,290,000    2,340,488
   7.600%, 8/1/05                                         6,795,000    7,056,077
General Motors Corp.
   8.250%, 7/15/23                                          630,000      662,700
                                                                      ----------
                                                                      12,163,534
                                                                      ----------
Hotels, Restaurants & Leisure (0.2%)
Caesars Entertainment, Inc.
   7.875%, 12/15/05                                         900,000      947,250
   7.500%, 9/1/09                                           500,000      563,750
Harrah's Operating Co., Inc.
   7.500%, 1/15/09                                          100,000      111,876
MGM Mirage, Inc.
   6.625%, 2/1/05                                           790,000      805,800
Yum! Brands, Inc.
   7.450%, 5/15/05                                        1,300,000    1,336,571
                                                                      ----------
                                                                       3,765,247
                                                                      ----------
Media (0.8%)
AOL Time Warner, Inc.
   6.125%, 4/15/06                                          415,000      433,878
Comcast Cable Communications Holdings, Inc.
   8.375%, 3/15/13                                          550,000      666,044
Comcast Cable Communications, Inc.
   6.375%, 1/30/06                                          190,000      197,838
Comcast Corp.
   5.500%, 3/15/11^                                         980,000    1,021,524
   6.500%, 1/15/15^                                         969,000    1,046,653
   7.050%, 3/15/33                                          265,000      290,717
Continental Cablevision, Inc.
   8.300%, 5/15/06                                          770,000      829,832
COX Communications, Inc.
   7.125%, 10/1/12^                                         115,000      124,785
   6.625%, 5/15/29                                        1,065,000    1,098,293
News America Holdings, Inc.
   7.750%, 1/20/24                                          145,000      169,257
News America, Inc.
   7.125%, 4/8/28                                           275,000      304,264
   7.300%, 4/30/28                                          425,000      479,963
   7.280%, 6/30/28                                          525,000      591,192
Rogers Cablesystems Ltd.
   10.000%, 3/15/05                                         350,000      360,062
TCI Communications, Inc.
   7.875%, 8/1/13                                           130,000      152,165
   7.875%, 2/15/26                                        1,070,000    1,255,915
   7.125%, 2/15/28                                          360,000      392,304
Time Warner Cos., Inc.
   8.180%, 8/15/07                                          300,000      335,725
   7.570%, 2/1/24                                            10,000       11,296
   6.950%, 1/15/28                                        1,505,000    1,605,998
Time Warner, Inc.
   6.875%, 5/1/12                                           120,000      133,881
   7.700%, 5/1/32                                           598,000      695,353
Turner Broadcasting System, Inc.
   8.375%, 7/1/13                                            65,000       78,377
                                                                      ----------
                                                                      12,275,316
                                                                      ----------
Total Consumer Discretionary                                          28,204,097
                                                                      ----------
Consumer Staples (0.5%)
Beverages (0.1%)
Diageo Capital plc
   3.375%, 3/20/08^                                         895,000      891,789
                                                                      ----------
Food & Staples Retailing (0.1%)
Delhaize America, Inc.
   7.375%, 4/15/06                                          750,000      794,849
Kroger Co.
   6.800%, 4/1/11                                           275,000      308,118
   5.500%, 2/1/13                                         1,078,000    1,116,473
                                                                      ----------
                                                                       2,219,440
                                                                      ----------
Food Products (0.3%)
General Mills, Inc.
   5.125%, 2/15/07                                          750,000      781,111
   6.000%, 2/15/12                                        1,040,000    1,120,208
Kellogg Co.
   6.600%, 4/1/11                                           570,000      641,830

Kraft Foods, Inc.
   5.625%, 11/1/11                                         1,290,000   1,362,568
                                                                       ---------
                                                                       3,905,717
                                                                       ---------
Total Consumer Staples                                                 7,016,946
                                                                       ---------
Energy (0.4%)
Energy Equipment & Services (0.1%)
Halliburton Co.
   3.120%, 10/17/05(l)                                     1,400,000   1,412,236
                                                                       ---------
Oil & Gas (0.3%)
Anadarko Finance Co.
   7.500%, 5/1/31                                            455,000     556,285
Conoco Funding Co.
   6.350%, 10/15/11                                          200,000     223,046
Conoco, Inc.
   8.350%, 8/1/06                                            280,000     303,678
   6.950%, 4/15/29                                           290,000     334,604
ConocoPhillips
   7.000%, 3/30/29                                            30,000      34,676
Devon Energy Corp.
   7.950%, 4/15/32                                            75,000      93,040
Devon Financing Corp.
   7.875%, 9/30/31                                           245,000     300,690
EnCana Corp.
   6.500%, 8/15/34                                           375,000     400,812
EnCana Holdings Finance Corp.
   5.800%, 5/1/14                                            420,000     445,985
Enterprise Products Operating LP
   4.000%, 10/15/07(S)(b)                                    575,000     578,173
Occidental Petroleum Corp.
   8.450%, 2/15/29                                           155,000     207,210
Pioneer Natural Resources Co.
   5.875%, 7/15/16                                           400,000     417,426
Statoil ASA
   5.125%, 4/30/14(S)                                        760,000     779,393
Suncor Energy, Inc.
   5.950%, 12/1/34                                           260,000     267,345
Tosco Corp.
   7.250%, 1/1/07                                            400,000     433,748
                                                                       ---------
                                                                       5,376,111
                                                                       ---------
Total Energy                                                           6,788,347
                                                                       ---------
Financials (7.2%)
Capital Markets (0.0%)
Lehman Brothers Holdings, Inc.
   7.000%, 2/1/08^                                           340,000     375,216
Morgan Stanley
   5.300%, 3/1/13                                            300,000     307,480
                                                                       ---------
                                                                         682,696
                                                                       ---------
Commercial Banks (2.8%)
American Express Centurion Bank
   4.375%, 7/30/09                                         1,000,000   1,021,731
Bank of America Corp.
   5.250%, 2/1/07                                            375,000     392,982
   3.875%, 1/15/08                                         1,175,000   1,192,325
   6.250%, 4/1/08                                            425,000     461,459
   4.375%, 12/1/10                                           275,000     277,120
   7.400%, 1/15/11                                         1,660,000   1,934,639
   5.375%, 6/15/14                                         1,100,000   1,142,329
Bank One NA/Illinois
   3.700%, 1/15/08++++                                     1,250,000   1,259,270
Bank One NA/Texas
   6.250%, 2/15/08                                         1,000,000   1,082,062
BankBoston NA
   6.375%, 4/15/08                                           625,000     681,554
Barclays Bank plc
   8.550%, 9/29/49(S)(l)                                     410,000     502,190
Depfa ACS Bank
   3.625%, 10/29/08                                        2,000,000   2,013,654
HBOS Treasury Services plc
   3.600%, 8/15/07(S)                                        780,000     787,400
HSBC Bank USA N.A.
   1.980%, 9/21/07(l)                                      2,325,000   2,322,698
   3.875%, 9/15/09                                         2,300,000   2,290,984
   4.625%, 4/1/14                                            395,000     387,272

HSBC Capital Funding LP
   4.610%, 12/31/49(S) (l)                                  550,000      528,543
National City Bank/IN
   3.300%, 5/15/07                                          500,000      501,729
National City Bank/OH
   2.090%, 6/29/09(l)                                     1,275,000    1,273,632
National Westminster Bank plc
   7.375%, 10/1/09^                                         725,000      837,821
Rabobank Capital Fund II
   5.260%, 12/31/49(S) (l)                                1,080,000    1,089,525
Suntrust Bank
   1.910%, 6/2/09(l)                                        650,000      648,401
   4.415%, 6/15/09                                          980,000    1,002,217
SunTrust Banks, Inc.
   3.625%, 10/15/07                                       1,610,000    1,618,448
U.S. Bancorp
   3.950%, 8/23/07                                          100,000      101,554
U.S. Bank NA
   2.870%, 2/1/07                                           555,000      551,346
   2.400%, 3/12/07                                          825,000      810,116
   2.036%, 10/1/07(l)                                     4,225,000    4,222,089
Wachovia Corp.
   3.625%, 2/17/09                                          510,000      506,018
Wells Fargo & Co.
   5.125%, 2/15/07^                                       1,435,000    1,497,501
   4.000%, 8/15/08                                        4,175,000    4,221,134
   1.980%, 9/15/09(l)                                     5,490,000    5,481,167
Wells Fargo Bank N.A.
   7.800%, 6/15/10(l)                                       200,000      206,820
                                                                      ----------
                                                                      42,847,730
                                                                      ----------
Consumer Finance (0.9%)
General Motors Acceptance Corp.
   2.880%, 10/20/05(l)                                    3,930,000    3,960,878
   5.625%, 5/15/09                                        3,205,000    3,267,228
   6.875%, 9/15/11                                        1,100,000    1,153,926
   8.000%, 11/1/31                                          411,000      425,381
Household Finance Corp.
   4.125%, 12/15/08                                       1,525,000    1,542,387
   6.450%, 2/1/09                                            65,000       71,406
   6.750%, 5/15/11                                          125,000      140,695
   6.375%, 10/15/11^                                      2,230,000    2,457,915
   7.000%, 5/15/12                                          515,000      589,386
   6.375%, 11/27/12                                         225,000      249,310
SLM Corp.
   5.000%, 10/1/13                                          875,000      879,387
                                                                      ----------
                                                                      14,737,899
                                                                      ----------
Diversified Financial Services (2.4%)
Associates Corp. of North America
   6.250%, 11/1/08                                          650,000      712,371
Bank One Corp.
   6.000%, 8/1/08                                           715,000      773,664
Citicorp
   7.750%, 6/15/06                                           25,000       27,025
Citigroup, Inc.
   3.500%, 2/1/08                                         3,580,000    3,588,943
   6.200%, 3/15/09                                          905,000      990,461
   2.000%, 6/9/09(l)                                      6,450,000    6,452,993
   5.000%, 9/15/14(S) (b)                                   360,000      360,448
General Electric Capital Corp.
   3.450%, 7/16/07                                        5,445,000    5,473,298
   1.762%, 7/28/08(l)                                     4,250,000    4,243,395
   5.875%, 2/15/12                                        2,410,000    2,616,120
JPMorgan Chase & Co.
   5.250%, 5/30/07                                          435,000      457,124
   4.000%, 2/1/08                                           740,000      751,231
   6.375%, 2/15/08                                          775,000      840,995
   2.160%, 10/2/09(l)                                     2,675,000    2,674,564
   6.750%, 2/1/11                                           195,000      219,386
   6.625%, 3/15/12^                                         450,000      505,096
   3.246%, 3/15/29                                        1,100,000    1,101,979
MassMutual Global Funding II
   2.550%, 7/15/08(S)                                       850,000      823,878
Nationwide Building Society
   3.500%, 7/31/07(S)                                     1,975,000    1,977,617
New York Life Global Funding
   3.875%, 1/15/09(S) (b)                                   775,000      777,743

Pemex Finance Ltd.
   9.030%, 2/15/11 ++++                                    100,000       116,728
Racers,
   Series 97-R-8-3
   2.011%, 8/15/07(S) + (b) (l)                            800,000       774,368
TIAA Global Markets
   3.875%, 1/22/08(S)                                      995,000     1,008,412
UFJ Finance Aruba AEC
   6.750%, 7/15/13                                         330,000       365,893
                                                                     -----------
                                                                      37,633,732
                                                                     -----------
Insurance (0.7%)
American General Capital II
   8.500%, 7/1/30                                           90,000       120,309
ASIF Global Financing
   3.900%, 10/22/08(S)^                                  4,790,000     4,828,593
Aspen Insurance Holdings Ltd.
   6.000%, 8/15/14(S) (b)                                  555,000       558,759
Berkshire Hathaway Finance Corp.
   3.400%, 7/2/07(S)                                     2,140,000     2,148,004
Metropolitan Life Global Funding I
   4.750%, 6/20/07(S)                                      200,000       207,264
   4.250%, 7/30/09(S)                                      800,000       813,966
Monumental Global Funding II
   4.375%, 7/30/09(S)                                      800,000       811,067
Protective Life Secured Trust
   3.700%, 11/24/08                                        730,000       731,683
Western & Southern Financial Group, Inc.
   5.750%, 7/15/33(S)                                      280,000       270,061
                                                                     -----------
                                                                      10,489,706
                                                                     -----------
Real Estate (0.4%)
Archstone-Smith Operating Trust (REIT)
   5.625%, 8/15/14                                         725,000       750,609
Avalonbay Communities, Inc.
   6.625%, 9/15/11 ++++                                    270,000       297,240
EOP Operating LP
   7.000%, 7/15/11                                         680,000       763,921
   4.750%, 3/15/14                                         890,000       858,981
   7.250%, 6/15/28                                         400,000       434,427
ERP Operating LP
   6.625%, 3/15/12                                         445,000       494,592
   5.200%, 4/1/13^                                         500,000       508,400
Rouse Co. (REIT)
   3.625%, 3/15/09                                       1,160,000     1,083,052
Simon Property Group LP (REIT)
   4.900%, 1/30/14                                       1,000,000       974,630
                                                                     -----------
                                                                       6,165,852
                                                                     -----------
Total Financials                                                     112,557,615
                                                                     -----------
Government Securities (51.9%)
Agency CMO (1.7%)
Federal Home Loan Mortgage Corp.
   5.000%, 9/15/16                                         883,256       902,825
   2.110%, 12/15/29(l)                                      68,015        68,126
   6.000%, 12/15/29                                        217,260       219,391
   5.500%, 1/15/31                                       3,900,000     4,090,749
   6.500%, 7/25/43                                       1,921,774     2,031,075
Federal National Mortgage Association
   6.000%, 12/25/08                                         95,047        96,330
   3.000%, 8/25/09                                         500,000       499,415
   3.500%, 4/25/17                                       1,484,473     1,490,029
   4.500%, 9/25/18                                       1,500,000     1,446,478
   6.000%, 8/25/28                                       4,396,245     4,554,836
   5.310%, 8/25/33                                       2,900,000     2,936,395
Government National Mortgage Association
   6.500%, 6/20/32                                         173,554       184,668
Small Business Administration
   4.628%, 3/10/13                                       1,100,000     1,106,206
Small Business Administration Participation
   Certificates
   4.930%, 1/1/24                                          977,864       991,344
   4.340%, 3/1/24                                        5,893,127     5,758,341
                                                                     -----------
                                                                      26,376,208
                                                                     -----------
Foreign Governments (7.6%)
Export-Import Bank of China
   5.250%, 7/29/14(S)                                    3,700,000     3,724,363
Federative Republic of Brazil
   2.063%, 4/15/06(l)                                    1,100,800     1,098,048
   11.500%, 3/12/08                                        100,000       115,250

   11.500%, 3/12/08                                        630,000       727,996
   2.125%, 4/15/09(l)                                      782,386       764,782
   11.000%, 1/11/12                                      2,100,000     2,409,750
   2.125%, 4/15/12(l)                                      227,766       210,980
   8.000%, 4/15/14                                       5,277,465     5,218,357
   8.875%, 4/15/24                                         150,000       143,213
Government of Chile
   5.500%, 1/15/13                                       1,000,000     1,042,000
Government of Croatia
   2.813%, 7/31/06(l)                                       41,305        41,305
   2.813%, 7/31/10(l)                                    1,235,455     1,235,455
Israel Government AID Bond
   5.500%, 9/18/33                                       1,945,000     2,016,607
Quebec Province
   5.000%, 7/17/09                                         550,000       578,097
Republic of Bulgaria
   2.750%, 7/28/11(l)                                      182,000       181,090
   2.750%, 7/28/12(l)                                      723,810       720,191
Republic of Panama
   8.250%, 4/22/08                                         100,000       110,000
   9.625%, 2/8/11                                          350,000       403,743
Republic of Peru
   9.125%, 1/15/08                                         500,000       564,250
   9.125%, 2/21/12                                       1,493,000     1,672,160
   4.500%, 3/7/17(e)(l)                                    100,000        88,750
   5.000%, 3/7/17(l)                                     1,716,000     1,578,720
Republic of South Africa
   7.375%, 4/25/12                                          60,000        68,058
   6.500%, 6/2/14                                        1,480,000     1,579,900
Russian Federation
   5.000%, 3/31/30(e)                                    2,430,000     2,337,417
Swedish Export Credit AB
   2.875%, 1/26/07                                         850,000       846,368
Swedish Government
   8.000%, 8/15/07                              SEK    151,000,000    23,383,616
United Kingdom Treasury
   5.000%, 3/7/08                               GBP     26,000,000    47,448,175
   5.000%, 9/7/14                                        5,550,000    10,174,558
United Mexican States
   2.290%, 1/13/09(l)                                 $    950,000       959,025
   10.375%, 2/17/09                                      2,550,000     3,147,210
   8.375%, 1/14/11                                         565,000       662,462
   5.875%, 1/15/14                                         915,000       928,725
   8.125%, 12/30/19                                      1,180,000     1,354,050
   8.000%, 9/24/22^                                      1,175,000     1,324,812
                                                                     -----------
                                                                     118,859,483
                                                                     -----------
Municipal Bonds (1.4%)
California State Department Water
   Reserves Power Supply,
   Series E
   3.975%, 5/1/05                                          250,000       251,823
California State Economic Recovery,
   Series A
   5.000%, 7/1/09                                        4,000,000     4,400,760
   5.000%, 7/1/12                                        1,600,000     1,782,352
   5.250%, 7/1/13                                          250,000       281,365
Clark County, Nevada School District,
   Series C
   5.375%, 6/15/13                                       1,010,000     1,150,087
Cook County, Illinois,
   Series B
   5.000%, 11/15/12                                      1,245,000     1,380,780
County of Baltimore
   5.000%, 8/1/12                                        1,200,000     1,343,352
Energy NorthWest Washington Electric
   5.500%, 7/1/14                                        1,000,000     1,144,760
Florida State Board of Education
   5.000%, 6/1/33                                          320,000       326,963
Florida State Turnpike Authority
   5.000%, 7/1/33                                           80,000        82,067
Golden State Tobacco Securitization
   Corp./CA
   6.750%, 6/1/39                                          730,000       704,406
   7.900%, 6/1/42                                          230,000       244,483
Honolulu, Hawaii City & County Board
   5.000%, 7/1/10                                          700,000       772,786
Los Gatos, California Union School
   District
   5.000%, 8/1/30                                          160,000       163,339

Michigan State Building Authority
   5.250%, 10/15/12                                       1,550,000    1,756,181
New York City Municipal Water Finance Authority
   5.000%, 6/15/29                                          300,000      304,779
   5.000%, 6/15/34                                          520,000      527,743
   5.125%, 6/15/34                                          200,000      205,692
New York State Environmental Facilities Corp.
   5.000%, 6/15/32                                          210,000      214,931
Salt River Project Agricultural Improvement & Power
   District/Arizona
   5.000%, 1/1/31                                           350,000      357,360
San Francisco/CA City & County Public Utilities
   Commission, Water Revenue
   5.000%, 11/1/32                                          300,000      305,400
South Carolina Transportation Infrastructure
   5.000%, 10/1/33                                          190,000      193,483
State of New Jersey Transportation Trust Fund
   Authority
   5.000%, 6/15/11                                        1,550,000    1,703,155
Tobacco Settlement Financing Corp./NJ
   6.000%, 6/1/37                                           250,000      218,008
   6.750%, 6/1/39                                           795,000      762,151
   6.250%, 6/1/43                                         1,930,000    1,711,871
                                                                      ----------
                                                                      22,290,077
                                                                      ----------
U.S. Government Agencies (27.1%)
Federal Home Loan Mortgage Corp.
   3.500%, 4/1/08                                         1,125,000    1,119,664
   6.875%, 7/15/08                                           14,665       15,375
   3.875%, 1/12/09^                                       2,875,000    2,870,526
   7.000%, 3/15/10                                        1,505,000    1,733,135
   4.000%, 6/1/10                                         1,816,827    1,818,075
   6.875%, 9/15/10                                        1,380,000    1,587,599
   4.750%, 12/8/10^                                       4,415,000    4,451,053
   4.500%, 12/16/10                                      12,260,000   12,276,343
   4.125%, 2/24/11^                                       3,325,000    3,272,352
   4.625%, 5/28/13                                          850,000      844,313
   6.000%, 1/1/14                                            71,656       75,288
   5.500%, 2/1/14                                           714,409      741,467
   6.000%, 7/1/14                                            40,848       42,890
   6.000%, 2/1/17                                         1,679,239    1,760,725
   6.500%, 3/1/17                                           146,213      154,606
   6.000%, 4/1/17                                         1,219,901    1,278,977
   6.000%, 5/1/17                                            14,577       15,283
   6.000%, 7/1/17                                           160,623      168,438
   6.000%, 8/1/17                                           230,177      241,330
   5.500%, 11/1/17                                          258,371      267,469
   4.000%, 5/1/18                                           963,033      941,685
   4.500%, 4/1/19                                           410,172      409,094
   4.000%, 5/1/19                                           491,284      479,860
   4.500%, 5/1/19                                         2,524,167    2,517,530
   4.500%, 6/1/19                                           861,971      860,347
   6.500%, 4/1/31                                             4,421        4,643
   5.642%, 11/1/31(l)                                       253,623      261,381
   5.500%, 9/1/33                                           354,750      360,384
   5.500%, 12/1/33                                        1,237,763    1,257,421
   5.000%, 4/1/34                                         7,408,458    7,344,432
   6.000%, 5/1/34                                           616,379      637,341
   5.500%, 10/15/19 TBA                                     300,000      309,750
   5.000%, 10/15/34 TBA                                   1,900,000    1,881,000
   5.500%, 10/15/34 TBA                                   4,000,000    4,053,752
Federal National Mortgage Association
   2.350%, 4/5/07                                         6,220,000    6,122,091
   3.125%, 3/16/09^                                       2,180,000    2,118,720
   6.000%, 4/1/09                                           114,205      119,949
   6.625%, 9/15/09^                                       1,300,000    1,464,593
   7.125%, 6/15/10^                                       6,100,000    7,077,067
   5.500%, 7/18/12                                          625,000      636,241
   4.750%, 2/21/13                                          775,000      768,110
   6.000%, 4/1/14                                         1,211,993    1,271,299
   7.000%, 4/1/15                                           187,861      199,418
   6.000%, 3/1/16                                            32,517       34,127
   6.000%, 4/1/16                                             4,166        4,371
   7.000%, 4/1/16                                           223,423      237,168
   6.000%, 8/1/16                                           160,156      168,049
   6.000%, 11/1/16                                          783,637      822,258
   5.500%, 2/1/17                                           990,556    1,026,001
   6.000%, 2/1/17                                           802,312      841,853
   6.000%, 5/1/17                                            34,723       36,433
   5.500%, 6/1/17                                           256,603      265,523
   6.000%, 7/1/17                                           341,232      358,036

   5.500%, 8/1/17                                          211,687       219,046
   6.000%, 8/1/17                                          529,738       555,826
   6.000%, 9/1/17                                        1,548,042     1,624,277
   6.000%, 10/1/17                                         169,042       177,367
   6.000%, 11/1/17                                         924,145       969,656
   5.500%, 12/1/17                                          15,794        16,359
   5.000%, 1/1/18                                        3,349,591     3,407,415
   5.500%, 1/1/18                                          949,594       982,938
   6.000%, 1/1/18                                          883,651       927,167
   5.500%, 2/1/18                                           13,103        13,563
   6.000%, 2/1/18                                          283,949       297,943
   5.000%, 3/1/18                                        6,741,999     6,864,022
   6.000%, 3/1/18                                           15,010        15,749
   4.500%, 4/1/18                                          531,607       531,305
   5.500%, 4/1/18                                        3,338,081     3,455,295
   4.500%, 5/1/18                                          884,850       885,277
   5.000%, 6/1/18                                          931,110       947,962
   5.500%, 6/1/18                                          716,467       741,625
   4.000%, 8/1/18                                        3,036,626     2,966,707
   6.000%, 8/1/18                                          520,186       545,732
   4.000%, 10/1/18                                          90,649        88,562
   4.500%, 10/1/18                                         474,674       474,404
   5.500%, 10/1/18                                          22,475        23,264
   5.500%, 11/1/18                                         876,957       907,751
   5.500%, 12/1/18                                         744,726       770,876
   4.500%, 2/1/19                                        1,113,102     1,110,523
   4.500%, 3/1/19                                          429,999       429,003
   5.500%, 3/1/19                                          946,816       980,441
   4.500%, 4/1/19                                        3,829,701     3,820,828
   5.500%, 4/1/19                                        1,509,086     1,563,086
   4.500%, 5/1/19                                          271,989       271,359
   5.000%, 5/1/19                                          754,032       767,021
   5.500%, 5/1/19                                          416,891       431,383
   6.000%, 5/1/19                                          162,842       170,810
   5.000%, 6/1/19                                           96,577        98,244
   5.500%, 6/1/19                                          973,727     1,007,919
   5.500%, 7/1/19                                        3,705,528     3,834,944
   4.500%, 8/1/19                                          472,903       471,807
   5.500%, 8/1/19                                          274,657       284,205
   5.500%, 9/1/19                                          754,778       781,016
   3.589%, 1/1/28(l)                                       429,227       442,109
   6.500%, 3/1/31                                           17,103        17,955
   7.000%, 8/1/31                                          122,353       129,859
   6.500%, 9/1/31                                            7,626         8,006
   7.000%, 3/1/32                                          218,847       232,157
   7.000%, 4/1/32                                          455,342       483,213
   7.000%, 7/1/32                                          310,840       329,786
   7.000%, 10/1/32                                         140,476       149,094
   3.052%, 3/1/33(l)                                       420,902       427,705
   5.173%, 4/1/33(l)                                       557,862       571,808
   5.500%, 6/1/33                                          438,876       445,649
   5.500%, 8/1/33                                        2,324,484     2,358,149
   5.500%, 1/1/34                                          288,384       292,835
   5.500%, 2/1/34                                        2,081,473     2,111,619
   5.000%, 3/1/34                                       14,111,788    13,981,014
   5.500%, 3/1/34                                        8,562,612     8,686,622
   5.500%, 4/1/34                                        5,628,003     5,709,513
   5.500%, 5/1/34                                       12,516,364    12,697,637
   5.500%, 6/1/34                                        9,046,465     9,177,482
   5.500%, 7/1/34                                        9,556,865     9,695,275
   5.500%, 8/1/34                                          498,176       505,298
   5.151%, 12/1/40(l)                                      660,753       679,773
   4.000%, 10/25/19 TBA                                  3,200,000     3,118,000
   4.500%, 10/25/19 TBA                                  2,500,000     2,490,625
   5.000%, 10/25/19 TBA                                 14,200,000    14,421,875
   5.000%, 10/25/34 TBA                                  2,200,000     2,176,625
   5.500%, 10/25/34 TBA                                113,300,000   114,787,100
   6.000%, 10/25/34 TBA                                  7,100,000     7,341,840
   6.500%, 10/25/34 TBA                                 34,600,000    36,286,750
   6.000%, 11/25/34 TBA                                  1,400,000     1,442,437
Government National Mortgage Association
   4.750%, 7/20/27(l)                                       28,165        28,521
   6.500%, 9/15/28                                          36,839        38,897
   6.000%, 11/15/28                                         48,299        50,137
   6.000%, 1/15/29                                         107,288       111,574
   6.000%, 2/15/29                                          43,419        45,072
   6.500%, 3/15/29                                         479,440       506,228

   6.500%, 5/15/29                                         101,178       106,831
   6.000%, 6/15/29                                          56,317        58,460
   6.500%, 2/15/31                                           3,319         3,504
   6.500%, 4/15/31                                          19,574        20,668
   7.000%, 4/15/31                                          87,857        93,734
   6.500%, 5/15/31                                          15,250        16,102
   7.000%, 9/15/31                                         141,801       151,359
   6.500%, 10/15/31                                         67,591        71,368
   7.000%, 10/15/31                                         25,262        26,952
   6.000%, 11/15/31                                         29,438        30,586
   6.000%, 12/15/31                                        191,781       199,257
   6.500%, 12/15/31                                         57,885        61,119
   6.500%, 2/15/32                                          17,678        18,666
   7.000%, 2/15/32                                         111,792       119,241
   7.000%, 4/15/32                                         102,216       109,027
   6.000%, 5/15/32                                          16,418        17,048
   7.000%, 5/15/32                                          90,988        97,101
   6.500%, 8/15/32                                          18,430        19,460
   6.000%, 10/15/32                                        418,823       434,763
   6.000%, 11/15/32                                        566,461       588,215
   5.000%, 12/15/32                                        199,013       198,575
   5.500%, 12/15/32                                      2,867,757     2,925,531
   6.000%, 12/15/32                                         46,916        48,718
   5.500%, 1/15/33                                         377,505       384,644
   6.000%, 1/15/33                                         906,736       941,470
   5.000%, 2/15/33                                         294,283       293,554
   6.000%, 2/15/33                                       1,931,723     2,005,721
   7.000%, 2/15/33                                         172,820       184,253
   6.000%, 3/15/33                                       3,679,942     3,820,908
   5.000%, 4/15/33                                         182,539       182,087
   5.500%, 4/15/33                                         304,672       310,434
   6.000%, 4/15/33                                         728,351       756,252
   6.000%, 5/15/33                                          20,035        20,802
   5.000%, 6/15/33                                         253,259       252,632
   5.000%, 7/15/33                                       1,126,148     1,123,014
   5.500%, 7/15/33                                         311,740       317,801
   5.000%, 8/15/33                                       6,410,490     6,394,614
   5.000%, 9/15/33                                       6,666,834     6,650,324
   5.500%, 9/15/33                                         186,505       190,131
   6.000%, 11/15/33                                        267,839       278,099
   5.500%, 12/15/33                                      2,887,320     2,944,563
   5.500%, 10/15/34 TBA                                  8,600,000     8,745,125
   6.500%, 10/15/34 TBA                                  1,500,000     1,581,093
Housing Urban Development
   5.380%, 8/1/18                                        1,660,000     1,715,280
Resolution Funding Corp.
   (Zero Coupon), 7/15/18                                   75,000        37,454
   (Zero Coupon), 10/15/18                                  75,000        36,853
Small Business Administration
   4.524%, 2/10/13                                       1,377,917     1,381,785
   4.504%, 2/1/14                                        1,078,257     1,071,855
                                                                     -----------
                                                                     423,072,784
                                                                     -----------
U.S. Treasuries (14.1%)
U.S. Treasury Bonds
   10.375%, 11/15/12^                                    6,280,000     7,648,845
   12.000%, 8/15/13^                                     5,785,000     7,638,236
   8.125%, 8/15/19^                                      6,615,000     9,056,087
   8.500%, 2/15/20^                                      5,255,000     7,443,623
   8.000%, 11/15/21^                                     7,570,000    10,405,495
   6.250%, 8/15/23^                                      5,850,000     6,831,244
   6.000%, 2/15/26^                                      7,415,000     8,453,968
   6.750%, 8/15/26^                                      2,490,000     3,092,657
   6.125%, 11/15/27^                                     5,795,000     6,727,636
   5.500%, 8/15/28^                                      3,040,000     3,267,881
   5.375%, 2/15/31                                      24,420,000    26,159,925
   Inflation Indexed
   2.375%, 1/15/25^                                     11,358,308    11,832,608
U.S. Treasury Notes
   2.500%, 5/31/06^                                     22,250,000    22,259,568
   2.750%, 6/30/06^                                      1,020,000     1,024,224
   2.375%, 8/31/06^                                     27,395,000    27,293,337
   3.375%, 9/15/09^                                         70,000        70,014
   4.250%, 8/15/14^                                     36,770,000    37,154,945
   Inflation Indexed
   3.500%, 1/15/11^                                      6,531,780     7,392,904
   3.375%, 1/15/12^                                      6,434,312     7,290,629

   2.000%, 7/15/14^                                      7,995,156     8,172,553
                                                                     -----------
                                                                     219,216,379
                                                                     -----------
Total Government Securities                                          809,814,931
                                                                     -----------
Health Care (0.2%)
Health Care Equipment & Supplies (0.1%)
Boston Scientific Corp.
   5.450%, 6/15/14                                         490,000       513,267
                                                                     -----------
Pharmaceuticals (0.1%)
Bristol-Myers Squibb Co.
   5.750%, 10/1/11                                         515,000       552,270
   6.875%, 8/1/97                                          150,000       168,967
Wyeth
   6.500%, 2/1/34                                          935,000       957,226
                                                                     -----------
                                                                       1,678,463
                                                                     -----------
Total Health Care                                                      2,191,730
                                                                     -----------
Industrials (0.6%)
Aerospace & Defense (0.2%)
Lockheed Martin Corp.
   8.500%, 12/1/29                                         545,000       720,684
   7.200%, 5/1/36                                          170,000       204,320
Northrop Grumman Corp.
   4.079%, 11/16/06                                      1,105,000     1,122,561
   7.125%, 2/15/11                                         255,000       293,113
   7.750%, 2/15/31                                         275,000       338,615
                                                                     -----------
                                                                       2,679,293
                                                                     -----------
Airlines (0.1%)
Continental Airlines, Inc.
   7.056%, 3/15/11                                         850,000       841,301
Delta Air Lines, Inc.,
   Series 00-1
   7.570%, 11/18/10                                        500,000       449,036
United Air Lines, Inc.,
   Series 00-2
   7.186%, 4/1/11(h)                                       515,328       432,793
   Series 01-1
   6.602%, 9/1/13                                          475,000       401,019
                                                                     -----------
                                                                       2,124,149
                                                                     -----------
Industrial Conglomerates (0.3%)
General Electric Co.
   5.000%, 2/1/13                                        1,081,000     1,111,745
Tyco International Group S.A.
   6.375%, 6/15/05                                       2,900,000     2,974,437
   6.125%, 11/1/08                                         500,000       542,282
                                                                     -----------
                                                                       4,628,464
                                                                     -----------
Road & Rail (0.0%)
Canadian National Railway Co.
   4.400%, 3/15/13                                         100,000        97,457
                                                                     -----------
Total Industrials                                                      9,529,363
                                                                     -----------
Materials (0.1%)
Containers & Packaging (0.1%)
Owens-Illinois, Inc., Term C Loan
   0.000%, 4/1/08(l)(S)(b)                               1,200,000     1,200,000
                                                                     -----------
Paper & Forest Products (0.0%)
Georgia-Pacific Corp.
   7.500%, 5/15/06                                         465,000       491,738
                                                                     -----------
Total Materials                                                        1,691,738
                                                                     -----------
Telecommunication Services (1.2%)
Diversified Telecommunication Services (1.1%)
AT&T Corp.
   8.050%, 11/15/11                                         80,000        89,500
   8.000%, 11/15/31                                        698,000       760,820
BellSouth Corp.
   4.200%, 9/15/09                                       1,325,000     1,332,617
   6.550%, 6/15/34                                         350,000       368,411
British Telecommunications plc
   8.875%, 12/15/30                                         15,000        19,706
Citizens Communications Co.
   9.000%, 8/15/31^                                         65,000        66,381
Deutsche Telekom International Finance BV
   8.250%, 6/15/05                                         375,000       389,496
   8.250%, 6/15/30                                         230,000       297,293

France Telecom S.A.
   9.250%, 3/1/31                                           150,000      198,878
MCI, Inc.
   5.908%, 5/1/07                                            12,000       11,895
   6.688%, 5/1/09                                            12,000       11,565
   7.735%, 5/1/14^                                           11,000       10,423
New England Telephone & Telegraph
   7.875%, 11/15/29                                          25,000       30,144
Qwest Corp.
   6.625%, 9/15/05                                          800,000      822,000
SBC Communications, Inc.
   4.206%, 6/5/05(S)                                      3,150,000    3,187,391
   6.450%, 6/15/34                                          325,000      332,756
Telecom Italia Capital S.A.
   4.950%, 9/30/14(S) (b)                                   550,000      543,221
   6.000%, 9/30/34(S) (b)                                   925,000      903,499
Telefonica Europe BV
   8.218%, 8/1/15                                           550,000      648,111
Verizon New Jersey, Inc.
   5.875%, 1/17/12                                        3,840,000    4,086,278
Verizon Wireless Capital LLC
   1.810%, 5/23/05(S) (l)                                 2,350,000    2,348,806
                                                                      ----------
                                                                      16,459,191
                                                                      ----------
Wireless Telecommunication Services (0.1%)
Vodafone Group plc
   7.750%, 2/15/10                                        1,985,000    2,328,510
                                                                      ----------
Total Telecommunication Services                                      18,787,701
                                                                      ----------
Utilities (0.8%)
Electric Utilities (0.7%)
Appalachian Power Co.
   3.600%, 5/15/08                                          650,000      645,741
Dayton Power & Light Co.
   5.125%, 10/1/13 (b) (n)                                  900,000      900,299
Entergy Gulf States, Inc.
   2.810%, 6/18/07(l)(S)                                    500,000      502,210
   3.600%, 6/1/08                                           900,000      889,696
Exelon Corp.
   6.750%, 5/1/11                                           225,000      251,228
FirstEnergy Corp.
   7.375%, 11/15/31                                         635,000      713,163
Florida Power Corp.
   5.900%, 3/1/33                                           275,000      279,136
Jersey Central Power & Light Co.
   7.500%, 5/1/23                                         1,620,000    1,673,102
Ohio Edison Co.
   5.450%, 5/1/15                                           150,000      151,930
Oncor Electric Delivery Co.
   7.000%, 9/1/22^                                          375,000      422,391
Ontario Electricity Financial Corp.
   6.100%, 1/30/08                                          560,000      607,620
Pacific Gas & Electric Co.
   2.300%, 4/3/06 (l)                                       310,000      310,285
Pepco Holdings, Inc.
   6.450%, 8/15/12                                        2,130,000    2,318,609
TXU Energy Co.
   6.125%, 3/15/08                                          510,000      545,891
Virginia Electric & Power Co.
   5.750%, 3/31/06                                          345,000      358,923
                                                                      ----------
                                                                      10,570,224
                                                                      ----------
Multi-Utilities & Unregulated Power (0.1%)
Consolidated Natural Gas Co.
   6.850%, 4/15/11                                          100,000      112,748
   5.000%, 3/1/14                                           250,000      250,007
Dominion Resources, Inc.
   5.125%, 12/15/09                                         150,000      155,343
   5.700%, 9/17/12                                          400,000      420,608
Illinois Power Co.
   6.750%, 3/15/05                                          800,000      812,000
Ipalco Enterprises, Inc.
   8.375%, 11/14/08                                         190,000      211,850
PSEG Power LLC
   6.950%, 6/1/12                                           400,000      448,022
Texas Eastern Transmission LP
   5.250%, 7/15/07                                          120,000      124,749
                                                                      ----------
                                                                       2,535,327
                                                                      ----------
Total Utilities                                                       13,105,551
                                                                      ----------

Total Long-Term Debt Securities (75.1%)
   (Cost $1,161,647,702)                                           1,171,911,415
                                                                   -------------
CONVERTIBLE BONDS:
Consumer Discretionary (0.0%)
Media (0.0%)
America Online, Inc.
   (Zero Coupon), 12/6/19 (Cost $320,828)                500,000         318,750
                                                                   -------------
SHORT-TERM SECURITIES:
Certificates of Deposit (1.0%)
Citibank N.A
   1.65%, 11/15/04                                    14,600,000      14,597,908
   1.65%, 11/19/04                                       100,000          99,978
   1.66%, 11/23/04                                       100,000          99,974
   1.75%, 12/7/04                                        300,000         299,937
   1.88%, 12/22/04                                       400,000         400,016
Wells Fargo Bank
   1.62%, 10/6/04                                        500,000         500,000
                                                                   -------------
                                                                      15,997,813
                                                                   -------------
Commercial Paper (20.5%)
Altria Group, Inc.
   1.80%, 10/29/04                                     2,100,000       2,099,910
ASB Bank Ltd.
   1.82%, 12/15/04 (S)                                 9,500,000       9,463,710
   1.86%, 12/29/04 (S)                                13,900,000      13,835,782
Bank of Ireland
   1.56%, 10/18/04(S)                                  6,300,000       6,295,092
   1.83%, 12/8/04(S) (b)                               8,800,000       8,769,288
   1.85%, 12/17/04(S)                                  8,000,000       7,968,000
Barclays U.S. Funding Corp.
   1.82%, 12/16/04                                     6,500,000       6,474,780
   1.83%, 12/21/04                                     9,100,000       9,062,144
CDC Commercial Paper Corp.
   1.50%, 10/5/04 (m)                                  8,600,000       8,598,210
   1.78%, 11/23/04 (m)                                   900,000         897,610
Comcast Corp.
   2.09%, 10/22/04(S) (b)                              4,000,000       3,994,891
CRC Funding LLC
   1.72%, 11/17/04 (m)                                 2,250,000       2,244,848
Danske Corp.
   1.50%, 10/25/04                                     5,600,000       5,593,895
   1.81%, 11/19/04                                       900,000         897,846
   1.75%, 11/22/04                                       100,000          99,744
   1.78%, 11/29/04                                       100,000          99,707
   1.80%, 12/9/04                                        400,000         398,604
   1.83%, 12/20/04                                       300,000         298,767
   1.85%, 12/27/04                                    11,400,000      11,348,586
Delphi Corp.
   2.02%, 11/2/04 (m)                                  1,490,000       1,489,968
Ford Motor Credit Co.
   2.10%, 4/8/05                                       1,600,000       1,582,478
Fortis Funding
   1.95%, 1/25/05(S) (b)                              12,000,000      11,924,520
General Electric Capital Corp.
   1.61%, 11/1/04                                      2,700,000       2,696,147
   1.66%, 11/9/04                                     15,500,000      15,471,338
   1.82%, 12/15/04                                     3,700,000       3,685,866
HBOS Treasury Services plc
   1.57%, 11/2/04                                     19,700,000      19,670,800
   1.67%, 11/9/04                                      1,200,000       1,197,781
   1.75%, 11/22/04                                     8,500,000       8,478,213
   1.78%, 11/30/04                                     1,300,000       1,296,100
   1.78%, 12/1/04                                        200,000         199,390
   1.78%, 12/2/04                                        100,000          99,689
   1.78%, 12/3/04                                        400,000         398,736
Rabobank USA Finance Corp.
   1.86%, 10/1/04                                      6,700,000       6,699,654
   1.95%, 1/27/05                                      4,200,000       4,173,078
Royal Bank of Canada
   1.83%, 12/20/04                                       900,000         896,301
Royal Bank of Scotland
   1.52%, 10/18/04                                       500,000         499,619
   1.57%, 10/25/04                                    17,700,000      17,680,705
   1.55%, 11/3/04                                        900,000         898,686
Scaldis Capital LLC
   1.76%, 11/18/04(S)                                  3,250,000       3,242,220

Shell Finance (UK) plc
   1.72%, 10/13/04                                       9,900,000     9,894,334
   1.72%, 11/24/04                                      12,300,000    12,267,838
Spintab AB
   1.98%, 1/26/05                                       11,800,000    11,723,890
Stadshypotek Delaware
   1.48%, 10/7/04 (m)                                   11,400,000    11,396,717
   1.85%, 12/14/04 (b) (m)                              11,700,000    11,655,189
Svenska Handelsbanken AB
   1.78%, 11/22/04                                      11,800,000    11,769,243
   1.81%, 12/3/04                                       10,000,000     9,967,900
   1.83%, 12/8/04                                          100,000        99,651
Swedbank AB
   1.83%, 12/10/04                                       6,400,000     6,376,960
Thames Asset Global Securitiation
   1.79%, 11/18/04 (m)                                   3,250,000     3,242,116
UBS Finance (Del) LLC
   1.76%, 11/16/04                                      10,300,000    10,276,430
   1.78%, 11/23/04                                         200,000       199,468
   1.78%, 11/29/04                                       6,600,000     6,580,654
   1.68%, 11/30/04                                         100,000        99,700
   1.78%, 12/3/04                                          100,000        99,684
   1.80%, 12/7/04                                          700,000       697,634
   1.82%, 12/14/04                                         300,000       298,869
   1.83%, 12/21/04                                       4,900,000     4,879,616
   1.94%, 1/24/05                                          200,000       198,756
   1.95%, 1/25/05                                          100,000        99,371
Westpac Capital Corp.
   1.78%, 11/23/04                                       6,800,000     6,781,941
                                                                     -----------
                                                                     319,328,664
                                                                     -----------
Government Securities (18.4%)
Federal Home Loan Bank
   (Discount Note), 10/1/04                            101,400,000   101,395,353
   (Discount Note), 10/6/04                             11,200,000    11,197,246
   (Discount Note), 11/12/04                             2,300,000     2,295,352
   (Discount Note), 12/8/04                              7,600,000     7,573,856
Federal Home Loan Mortgage Corp.
   (Discount Note), 10/5/04                              4,700,000     4,699,037
   (Discount Note), 11/2/04                              7,200,000     7,189,483
   (Discount Note), 11/15/04                             6,600,000     6,585,731
   (Discount Note), 12/14/04^                           22,400,000    22,316,201
Federal National Mortgage Association
   (Discount Note), 10/6/04                              8,100,000     8,098,139
   (Discount Note), 10/20/04                            29,800,000    29,775,292
   (Discount Note), 10/27/04                             3,500,000     3,496,003
   (Discount Note), 11/3/04                             11,200,000    11,183,887
   (Discount Note), 11/8/04                              3,500,000     3,493,592
   (Discount Note), 11/10/04                             7,400,000     7,386,218
   (Discount Note), 11/24/04                            11,600,000    11,569,836
   (Discount Note), 12/1/04                             18,100,000    18,044,180
   (Discount Note), 12/8/04                             27,100,000    27,006,776
U.S. Treasury Bills
   12/2/04                                               4,485,000     4,472,711
                                                                     -----------
                                                                     287,778,893
                                                                     -----------

                                                             Number
                                                           of Shares
                                                          ----------
Short-Term Funds of Cash Collateral for Securities
   Loaned (0.1%) JPMorgan Securities Lending
   Collateral Investment Fund                              1,834,356   1,834,356
                                                                       ---------

                                                           Principal
                                                            Amount
                                                          ----------
Short-Term Investments of Cash Collateral for
   Securities Loaned (6.1%)
ABN Amro Bank NV
   1.17%, 12/30/04 (l)                                    $2,697,583   2,697,583
Allied Irish Bank plc
   1.14%, 12/20/04 (l)                                     2,697,583   2,697,583
Barclays Bank London
   1.60%, 10/19/04                                         1,082,015   1,082,015
Caja de Madrid
   1.23%, 10/22/04                                         2,697,583   2,697,583
Capital One,
   Series 02-A2 A2
   1.75%, 9/15/05 (l)                                      2,163,866   2,163,866
CDC IXIS Capital Markets
   1.64%, 10/7/04                                          2,373,873   2,373,873
Citigroup Global Markets, Inc.
   1.95%, 10/7/04 (l)                                      2,697,583   2,697,583

Credit Suisse First Boston LLC
   1.68%, 10/5/04                                          545,246       545,246
Depfa Bank Europe plc
   1.63%, 10/29/04                                       1,618,550     1,618,550
Deutsche Bank Securities, Inc.
   1.94%, 10/1/04                                       10,790,332    10,790,332
   1.81%, 10/27/04                                         813,483       813,483
Discover Bank
   1.68%, 10/8/04                                        1,618,550     1,618,550
   1.80%, 11/10/04                                       1,079,033     1,079,033
Galaxy Funding, Inc.
   1.74%, 11/3/04                                        2,152,747     2,152,747
Greenwich Capital Holdings, Inc.
   1.95%, 10/1/04                                       26,952,715    26,952,715
Halogen Funding Co. LLC
   1.86%, 10/14/04                                       2,158,957     2,158,957
Hartford Life, Inc.
   1.78%, 09/30/05 (l)                                     863,227       863,227
HBOS Treasury Services plc
   1.64%, 10/7/04                                        1,079,033     1,079,033
Household Finance Corp.
   1.80%, 10/4/04                                        2,695,020     2,695,020
Lehman Brothers, Inc.
   2.06%, 12/31/04 (l)                                     377,662       377,662
Mane Funding Corp.
   1.60%, 10/22/04                                       2,149,297     2,149,297
Mont Blanc Capital Corp.
   1.79%, 10/20/04                                       2,154,847     2,154,847
Monumental Global Funding II
   1.57%, 7/1/05 (l)                                     1,189,272     1,189,272
New York Life Insurance Co.
   1.76%, 12/31/04 (l)                                   2,697,583     2,697,583
Nordea Bank NY
   1.85%, 9/6/05 (l)                                     2,696,295     2,696,295
PB Finance Delaware, Inc.
   1.80%, 10/26/04                                       1,615,960     1,615,960
Scaldis Capital LLC
   1.80%, 10/29/04                                       2,693,671     2,693,671
Sun Trust Bank,
   1.72%, 5/17/06 (l)                                    2,697,583     2,697,583
Wachovia Bank N.A.
   1.94%, 11/15/04 (l)                                   2,050,599     2,050,599
Washington Mutual Bank
   1.68%, 11/12/04                                       2,688,781     2,688,781
Wells Fargo Bank N.A./San Francisco
   1.60%, 10/1/04                                        2,697,583     2,697,583
                                                                     -----------
                                                                      94,486,112
                                                                     -----------
Time Deposit (1.8%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04                                       27,662,814    27,662,814
                                                                     -----------
Total Short-Term Securities (47.9%)
   (Amortized Cost $747,088,652)                                     747,088,652
                                                                     -----------

                                                    Number of
                                                  Contracts (c)
                                                  -------------
OPTIONS PURCHASED:
Put Options Purchased (0.0%)*
EURODollar
   December @ $95 + (Cost $9,300)                       930               5,813
                                                                  -------------
Total Investments before Written Options and
   Securities Sold Short (123.0%)
   (Cost/Amortized Cost $1,909,066,482)                           1,919,324,630
                                                                  -------------
OPTIONS WRITTEN:
Call Options Written (-0.0%)*
U.S. Treasury Bonds
   November @ $114 (d)                                  (36)            (31,500)
U.S. 10 Year Treasury Notes
   December @ $114 (d)                                  (40)            (23,125)
                                                                  -------------
                                                                        (54,625)
                                                                  -------------
Put Options Written (-0.0%)*
U.S. Treasury Bonds
   November @ $107                                      (36)             (7,313)
U.S. 10 Year Treasury Notes
   December @ $109                                     (561)            (87,656)
   December @ $110                                      (40)            (11,875)
   December @ $115                                     (561)           (184,078)
                                                                  -------------
                                                                       (290,922)
                                                                  -------------

Total Options Written (-0.0%)
   (Premiums Received $701,576)                                        (345,547)
                                                                  -------------
Total Investments before Securities Sold Short (123.0%)
   (Cost/Amortized Cost $1,908,364,906)                           1,918,979,083
                                                                  -------------

                                                    Principal
                                                     Amount
                                                  ------------
SECURITIES SOLD SHORT:
Government Securities (-1.1%)
U.S. Government Agencies (-1.1%)
Federal Home Loan Mortgage Corp.
   6.000%, 10/15/19 TBA                           $   (600,000)        (619,500)
Federal National Mortgage Association
   5.000%, 10/25/34 TBA                             (6,300,000)      (6,233,062)
   5.500%, 10/25/34 TBA                            (10,400,000)     (10,536,500)
                                                                 --------------
   (Proceeds $17,429,594)                                           (17,389,062)
                                                                 --------------
Total Investments (121.9%)
   (Cost/Amortized Cost $1,890,935,312)                           1,901,590,021
Other Assets Less Liabilities (-21.9%)                             (342,022,367)
                                                                 --------------
Net Assets (100%)                                                $1,559,567,654
                                                                 ==============

----------
*    Non-income producing.
^    All, or a portion of security out on loan (See Note 1).
+ Securities (totaling $4,088,740 or 0.26% of net assets) valued at fair value.
(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2004, the market value of these securities amounted to $108,175,424 or 6.94% of net assets.
++++ All, or a portion of securities  held by broker as collateral for financial futures contracts.
(a) Fully or partially pledged as collateral on outstanding written call options.
(b)  Illiquid security.
(c)  One contract relates to 100 shares.
(d)  Covered call option contracts written in connection with securities held.
(e) Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2004. Maturity date disclosed is the ultimate maturity date.
(h)  Security in default.
(l)  Floating Rate Security. Rate disclosed is as of September 30, 2004.
(m) Section 4(2) Commercial Paper. Private placement for non-current transaction. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(n) Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of Securities Act of 1933.

     Glossary:
     CMO - Collateralized Mortgage Obligation
     GBP - British Pound
     REIT - Real Estate Investment Trust
     SEK - Swedish Krona
     TBA - Security is subject to delayed delivery.

At September 30, 2004, the Portfolio had the following futures contracts open:
(See Note 1)

                                                                                         Unrealized
                              Number of    Expiration      Original       Value at      Appreciation/
Purchases:                    Contracts       Date           Value         9/30/04     (Depreciation)
----------                    ---------   ------------   ------------   ------------   --------------
EURO-BOBL                        230      December-04    $ 31,754,513   $ 31,848,233     $   93,720
U.S. Treasury Bonds              251      December-04      28,341,122     28,166,906       (174,216)
U.S. 5 Year Treasury Notes     1,125      December-04     124,116,188    124,593,750        477,562
U.S. 10 Year Treasury Notes      622      December-04      69,293,008     70,052,750        759,742
EURODollar                       898      September-05    216,412,985    217,742,550      1,329,565
EURODollar                       292      December-05      69,994,225     70,627,500        633,275
                                                                                         ----------
                                                                                         $3,119,648
                                                                                         ==========

Sales:
U.S. 2 Year Treasury Notes        (16)    December-04    $  3,381,884   $  3,379,750     $    2,134
U.S. 5 Year Treasury Notes       (483)    December-04      53,214,168     53,492,250       (278,082)
U.S. 10 Year Treasury Notes       (68)    December-04       7,613,944      7,658,500        (44,556)
                                                                                         ----------
                                                                                         $ (320,504)
                                                                                         ==========

At September 30, 2004 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (See Note 1)

                                     Local
                                   Contract                         U.S. $
                                    Amount         Cost on         Current      Unrealized
                                    (000's)   Origination Date      Value      Depreciation
                                   --------   ----------------   -----------   ------------
Foreign Currency Buy Contracts
British Pound, expiring 10/28/04       340       $   614,965     $   614,050     $    (915)
                                                                                 =========

Foreign Currency Sell Contracts
British Pound, expiring 10/28/04    26,650       $47,243,708     $48,130,700     $(886,992)
                                                                                 =========

Options written for the nine months ended September 30, 2004, were as follows:

                                                         Number of    Premiums
                                                         Contracts    Received
                                                        ----------   ----------
Options Outstanding - January 1, 2004                    5,620,052   $  109,703
Options Written                                          4,402,410    1,798,569
Options Terminated in Closing Purchase
   Transactions                                         (5,620,294)    (427,485)
Options Expired                                         (4,400,870)    (755,662)
Options Exercised                                              (24)     (23,549)
                                                        ----------   ----------
Options Outstanding - September 30, 2004                     1,274   $  701,576
                                                        ==========   ==========

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                   $2,465,153,210
U.S. Government securities                                        2,477,721,870
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                    2,128,018,366
U.S. Government securities                                        2,536,456,394

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                          $   13,049,329
Aggregate gross unrealized depreciation                              (3,303,236)
                                                                 --------------
Net unrealized appreciation                                      $    9,746,093
                                                                 ==============

Federal income tax cost of investments                           $1,909,578,537
                                                                 ==============

At September 30, 2004, the Portfolio had loaned securities with a total value of $222,214,881. This was secured by collateral of $226,734,573 of which $96,320,468 which was received as cash and subsequently invested in short-term investments and funds as reported in the portfolio of investments. The remaining collateral of $130,414,105 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio's assets and liabilities.

                     See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST
AXA PREMIER VIP HEALTH CARE PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                           Number       Value
                                                         of Shares     (Note 1)
                                                         ---------   -----------
COMMON STOCKS:
Health Care (95.8%)
Biotechnology (12.1%)
Abgenix, Inc.*                                              98,780   $   973,971
Amgen, Inc.*                                                86,640     4,910,755
Amylin Pharmaceuticals, Inc.*^                              77,770     1,595,840
Applera Corp.-Celera Genomics Group*                       129,200     1,510,348
Ariad Pharmaceuticals, Inc.*^                               24,400       163,236
Biogen Idec, Inc.*                                          34,680     2,121,376
Cephalon, Inc.*^                                            16,000       766,400
Ciphergen Biosystems, Inc.*^                                66,400       258,960
Connetics Corp.*^                                           15,100       408,002
CV Therapeutics, Inc.*^                                     43,900       548,750
Cytokinetics, Inc.*^                                         4,800        63,840
Exelixis, Inc.*^                                            84,900       684,294
Genentech, Inc.*                                            16,100       843,962
Genzyme Corp.*                                              88,600     4,820,726
Gilead Sciences, Inc.*                                      74,120     2,770,606
Human Genome Sciences, Inc.*                                72,300       788,793
ICOS Corp.*^                                                14,800       357,272
InterMune, Inc.*^                                           14,000       165,060
Isis Pharmaceuticals, Inc.*^                               170,000       833,000
Millennium Pharmaceuticals, Inc.*                          101,800     1,395,678
Neurocrine Biosciences, Inc.*^                              12,500       589,500
NPS Pharmaceuticals, Inc.*^                                 23,600       514,008
Onyx Pharmaceuticals, Inc.*^                                 8,900       382,789
OSI Pharmaceuticals, Inc.*^                                  5,300       325,738
Protein Design Labs, Inc.*                                   3,700        72,446
Regeneron Pharmaceuticals, Inc.*^                           54,600       473,928
Telik, Inc.*^                                                5,000       111,500
Vaxgen, Inc.*^                                              38,020       507,567
Vertex Pharmaceuticals, Inc.*^                              24,800       260,400
Vicuron Pharmaceuticals, Inc.*                              54,400       798,592
Zymogenetics, Inc.*^                                        21,300       371,472
                                                                     -----------
                                                                      30,388,809
                                                                     -----------
Health Care Distributors (2.0%)
Cardinal Health, Inc.                                       45,500     1,991,535
McKesson Corp.                                             119,179     3,056,941
                                                                     -----------
                                                                       5,048,476
                                                                     -----------
Health Care Equipment (13.3%)
ATS Medical, Inc.*                                          90,000       328,500
Bard (C.R.), Inc.                                           45,760     2,591,389
Baxter International, Inc.                                 163,780     5,267,165
Beckman Coulter, Inc.                                       15,600       875,472
Becton, Dickinson & Co.                                     77,400     4,001,580
Bruker BioSciences Corp.*                                  109,400       378,524
CTI Molecular Imaging, Inc.*^                               51,000       411,570
Fisher Scientific International, Inc.*^                     31,940     1,863,060
Guidant Corp.                                               62,920     4,155,237
Hospira, Inc.*                                              17,260       528,156
Idexx Laboratories, Inc.*                                    8,600       436,364
Medtronic, Inc.                                            124,530     6,463,107
Nektar Therapeutics*                                       114,200     1,653,616
Olympus Corp.                                               38,000       732,659
SonoSite, Inc.*^                                            29,000       755,450
Terumo Corp.                                                 1,000        22,774
Varian, Inc.*                                                3,900       147,693
Varian Medical Systems, Inc.*                               72,780     2,516,004
Waters Corp.*                                                8,500       374,850
                                                                     -----------
                                                                      33,503,170
                                                                     -----------
Health Care Facilities (2.5%)
Community Health Systems, Inc.*                            173,810     4,637,251
HCA, Inc.                                                   30,000     1,144,500
Health Management Associates, Inc., Class A^                20,000       408,600
                                                                     -----------
                                                                       6,190,351
                                                                     -----------
Health Care Services (5.1%)
Caremark Rx, Inc.*                                          57,170     1,833,442
Covance, Inc.*                                              11,170       446,465
DaVita, Inc.*                                               15,000       467,250
Gambro AB, Class A                                          66,480       762,490

HMS Holdings Corp.*                                        790,000     5,135,000
Medco Health Solutions, Inc.*                               79,000     2,441,100
NDCHealth Corp.^                                           112,600     1,807,230
                                                                     -----------
                                                                      12,892,977
                                                                     -----------
Health Care Supplies (0.9%)
Alcon, Inc.                                                  4,700       376,940
Edwards Lifesciences Corp.*^                                31,000     1,038,500
Sola International, Inc.*^                                  51,000       971,550
                                                                     -----------
                                                                       2,386,990
                                                                     -----------
Managed Health Care (4.1%)
Aetna, Inc.                                                 35,290     3,526,529
Anthem, Inc.*^                                              11,000       959,750
Humana, Inc.*                                               40,400       807,192
PacifiCare Health Systems, Inc.*                            76,100     2,792,870
UnitedHealth Group, Inc.                                    18,320     1,350,917
WellPoint Health Networks, Inc.*                             7,600       798,684
                                                                     -----------
                                                                      10,235,942
                                                                     -----------
Pharmaceuticals (55.8%)
Abbott Laboratories                                        195,280     8,272,061
Altana AG                                                    1,400        81,550
AstraZeneca plc (ADR)                                       93,200     3,833,316
AtheroGenics, Inc.*^                                        19,218       633,233
Barr Pharmaceuticals, Inc.*                                 10,700       443,301
Bristol-Myers Squibb Co.                                    43,000     1,017,810
Eisai Co., Ltd.                                            206,000     5,607,222
Elan Corp. plc (ADR)*^                                     102,000     2,386,800
Eli Lilly & Co.                                             64,500     3,873,225
Endo Pharmaceuticals Holdings, Inc.*                        95,690     1,756,868
Eon Labs, Inc.*                                             20,000       434,000
Forest Laboratories, Inc.*                                 104,180     4,686,016
Fujisawa Pharmaceutical Co., Ltd.                          251,100     5,661,512
GlaxoSmithKline plc                                        179,460     3,867,672
GlaxoSmithKline plc (ADR)^                                  98,000     4,285,540
Impax Laboratories, Inc.*^                                  81,000     1,244,160
IVAX Corp.*                                                127,987     2,450,951
Johnson & Johnson                                          107,710     6,067,304
King Pharmaceuticals, Inc.*                                162,700     1,942,638
Kyorin Pharmaceutical Co., Ltd.                            133,000     1,941,632
Medicines Co.*^                                             43,800     1,057,332
Medicis Pharmaceutical Corp., Class A                       16,700       651,968
Merck & Co., Inc.                                           45,460     1,500,180
Mylan Laboratories, Inc.^                                   47,980       863,640
Novartis AG (ADR)                                           21,500     1,003,405
Novartis AG (Registered)                                   194,120     9,047,638
Novo-Nordisk A/S, Class B                                    1,300        71,166
Ono Pharmaceutical Co., Ltd.                                 1,000        44,368
Pfizer, Inc.                                               663,240    20,295,145
Sankyo Co., Ltd.                                            49,800     1,052,797
Sanofi-Aventis                                              83,344     6,045,174
Sanofi-Aventis (ADR)^                                       40,000     1,464,400
Sanofi-Aventis (Temporary ADR)^                             63,924     2,330,669
Santen Pharmaceutical Co., Ltd.                              5,000        90,051
Schering AG                                                 26,540     1,671,208
Schering-Plough Corp.                                      328,480     6,260,829
Schwarz Pharma AG                                           30,500     1,130,748
Shionogi & Co., Ltd.                                       101,000     1,446,981
Takeda Pharmaceutical Co., Ltd.                             90,700     4,114,685
Teva Pharmaceutical Industries Ltd. (ADR)                  116,160     3,014,352
Watson Pharmaceuticals, Inc.*                               71,700     2,112,282
Wyeth                                                      246,780     9,229,573
Yamanouchi Pharmaceutical Co., Ltd.                        168,500     5,442,635
                                                                     -----------
                                                                     140,428,037
                                                                     -----------
Total Health Care                                                    241,074,752
                                                                     -----------
Materials (0.3%)
Chemicals (0.3%)
Akzo Nobel N.V.                                              3,000       105,930
Bayer AG                                                    26,626       727,529
                                                                     -----------
Total Materials                                                          833,459
                                                                     -----------
Total Common Stocks (96.1%)
   (Cost $230,666,787)                                               241,908,211
                                                                     -----------

                                                          Principal
                                                           Amount
                                                         ----------
SHORT-TERM SECURITIES:
Government Security (1.4%)
Federal Home Loan Bank
   (Discount Note), 10/1/04                              $3,498,000    3,497,854
                                                                      ----------

                                                           Number
                                                         of Shares
                                                         ----------
Short-Term Funds of Cash Collateral
   for Securities Loaned (0.2%)
   JPMorgan Securities Lending Collateral
   Investment Fund                                          499,081      499,081
                                                                      ----------

                                                          Principal
                                                            Amount
                                                         ----------
Short-Term Investments of Cash Collateral for
   Securities Loaned (10.2%)
ABN Amro Bank NV
   1.17%, 12/30/04 (l)                                   $  733,943      733,943
Allied Irish Bank plc
   1.14%, 12/20/04 (l)                                      733,943      733,943
Barclays Bank London
   1.60%, 10/19/04                                          294,388      294,388
Caja de Madrid
   1.23%, 10/22/04                                          733,943      733,943
Capital One,
   Series 02-A2 A2
   1.75%, 9/15/05 (l)                                       588,732      588,732
CDC IXIS Capital Markets
   1.64%, 10/7/04                                           645,869      645,869
Citigroup Global Markets, Inc.
   1.95%, 10/7/04 (l)                                       733,943      733,943
Credit Suisse First Boston LLC
   1.68%, 10/5/04                                           148,347      148,347
Depfa Bank Europe plc
   1.63%, 10/29/04                                          440,365      440,365
Deutsche Bank Securities, Inc.
   1.94%, 10/1/04                                         2,935,770    2,935,770
   1.81%, 10/27/04                                          221,328      221,328
Discover Bank
   1.68%, 10/8/04                                           440,366      440,366
   1.80%, 11/10/04                                          293,577      293,577
Galaxy Funding, Inc.
   1.74%, 11/3/04                                           585,707      585,707
Greenwich Capital Holdings, Inc.
   1.95%, 10/1/04                                         7,333,137    7,333,137
Halogen Funding Co. LLC
   1.86%, 10/14/04                                          587,396      587,396
Hartford Life, Inc.
   1.78%, 09/30/05 (l)                                      234,862      234,862
HBOS Treasury Services plc
   1.64%, 10/7/04                                           293,577      293,577
Household Finance Corp.
   1.80%, 10/4/04                                           733,245      733,245
Lehman Brothers, Inc.
   2.06%, 12/31/04 (l)                                      102,752      102,752
Mane Funding Corp.
   1.60%, 10/22/04                                          584,768      584,768
Mont Blanc Capital Corp.
   1.79%, 10/20/04                                          586,278      586,278
Monumental Global Funding II
   1.57%, 7/1/05 (l)                                        323,570      323,570
New York Life Insurance Co.
   1.76%, 12/31/04 (l)                                      733,943      733,943
Nordea Bank NY
   1.85%, 9/6/05 (l)                                        733,592      733,592
PB Finance Delaware, Inc.
   1.80%, 10/26/04                                          439,661      439,661
Scaldis Capital LLC
   1.80%, 10/29/04                                          732,878      732,878
Sun Trust Bank,
   1.72%, 5/17/06 (l)                                       733,943      733,943
Wachovia Bank N.A
   1.94%, 11/15/04 (l)                                      557,915      557,915
Washington Mutual Bank
   1.68%, 11/12/04                                          731,548      731,548
Wells Fargo Bank N.A./San Francisco
   1.60%, 10/1/04                                           733,943      733,943
                                                                      ----------
                                                                      25,707,229
                                                                      ----------

Time Deposit (3.7%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04                                      9,196,936      9,196,936
                                                                   ------------
Total Short-Term Securities (15.5%)
   (Amortized Cost $38,901,100)                                      38,901,100
                                                                   ------------
Total Investments (111.6%)
   (Cost/Amortized Cost $269,567,887)                               280,809,311
Other Assets Less Liabilities (-11.6%)                              (29,240,947)
                                                                   ------------
Net Assets (100%)                                                  $251,568,364
                                                                   ============

----------
*    Non-income producing.
^    All, or a portion of security out on loan (See Note 1).
(l)  Floating Rate Security. Rate disclosed is as of September 30, 2004.

     Glossary:
     ADR - American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                     $261,098,306
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                      178,349,880

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                            $ 17,627,295
Aggregate gross unrealized depreciation                              (8,855,268)
                                                                   ------------
Net unrealized appreciation                                           8,772,027
                                                                   ============
Federal income tax cost of investments                             $272,037,284
                                                                   ============

At September 30, 2004, the Portfolio had loaned securities with a total value of $25,627,236. This was secured by collateral of $26,206,310 which was received as cash and subsequently invested in short-term investments and funds as reported in the portfolio of investments.

For the nine months ended September 30, 2004, the Portfolio incurred approximately $1,135 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

                     See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST
AXA PREMIER VIP HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                         Principal      Value
                                                          Amount       (Note 1)
                                                        ----------   -----------
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.3%)
Asset Backed Securities (0.2%)
Invensys plc,
   Term B Loan Senior Credit
   5.620%, 8/5/09(b)(l)                                 $   86,538   $    87,295
Qwest Corp.,
   Term B Loan
   6.950%, 6/30/10 (b)                                   4,500,000     4,435,312
                                                                     -----------
                                                                       4,522,607
                                                                     -----------
Non-Agency (0.1%)
Centennial, Term B Loan
   3.910%, 1/20/11 (b)                                   1,354,167     1,363,901
                                                                     -----------
Total Asset-Backed Securities                                          5,886,508
                                                                     -----------

Consumer Discretionary (22.6%)
Aerospace & Defense (0.2%)
Aviall, Inc.
   7.625%, 7/1/11                                        3,300,000     3,564,000
                                                                     -----------

Auto Components (1.8%)
Arvin Capital I
   9.500%, 2/1/27                                        2,000,000     2,065,000
ArvinMeritor, Inc.
   8.750%, 3/1/12                                        2,160,000     2,392,200
Dana Corp.
   10.125%, 3/15/10                                      2,941,000     3,338,035
Dura Operating Corp.
   8.625%, 4/15/12                                       3,825,000     3,786,750
   Series D
   9.000%, 5/1/09                                        6,025,000     5,362,250
HLI Operating Co., Inc.
   10.500%, 6/15/10                                      2,064,000     2,249,760
Keystone Automotive Operations, Inc.
   9.750%, 11/1/13                                       3,174,000     3,412,050
Tenneco Automotive, Inc.
   10.250%, 7/15/13                                      3,800,000     4,332,000
TRW Automotive, Inc.
   9.375%, 2/15/13                                       4,828,000     5,515,990
   11.000%, 2/15/13                                        652,000       775,880
                                                                     -----------
                                                                      33,229,915
                                                                     -----------
Distributors (0.2%)
AmeriGas Partners LP
   10.000%, 4/15/06                                        750,000       821,250
   8.875%, 5/20/11                                       1,000,000     1,102,500
National Waterworks, Inc.
   10.500%, 12/1/12                                      1,740,000     1,974,900
                                                                     -----------
                                                                       3,898,650
                                                                     -----------
Hotels, Restaurants & Leisure (7.7%)
Ameristar Casinos, Inc.
   10.750%, 2/15/09                                      1,770,000     2,008,950
Argosy Gaming Co.
   9.000%, 9/1/11                                        1,878,000     2,108,055
Boyd Gaming Corp.
   7.750%, 12/15/12                                      4,170,000     4,472,325
Caesars Entertainment, Inc.
   9.375%, 2/15/07                                       4,190,000     4,671,850
   8.875%, 9/15/08                                         900,000     1,026,000
   7.875%, 3/15/10                                       3,480,000     3,932,400
   8.125%, 5/15/11                                       1,255,000     1,449,525
   7.000%, 4/15/13                                       3,425,000     3,810,312
Gaylord Entertainment Co.
   8.000%, 11/15/13                                      2,555,000     2,689,138
Harrah's Operating Co., Inc.
   7.875%, 12/15/05                                      1,815,000     1,917,094
Hilton Hotels Corp.
   7.625%, 12/1/12                                       4,100,000     4,766,250

Intrawest Corp.
   10.500%, 2/1/10                                         835,000       901,800
   7.500%, 10/15/13                                      5,125,000     5,310,781
Kerzner International Ltd.
   8.875%, 8/15/11                                       1,609,000     1,763,866
Mandalay Resort Group
   6.500%, 7/31/09                                       1,000,000     1,037,500
   9.375%, 2/15/10                                       3,050,000     3,507,500
   7.625%, 7/15/13                                       2,000,000     2,120,000
   Series B
   3.410%, 11/15/31                                      3,368,000     3,822,680
MGM Mirage, Inc.
   9.750%, 6/1/07                                        1,500,000     1,666,875
   6.750%, 8/1/07                                        2,000,000     2,110,000
   6.000%, 10/1/09                                       1,750,000     1,774,063
   6.000%, 10/1/09(b)(S)                                 2,400,000     2,433,000
   8.375%, 2/1/11                                        4,948,000     5,461,355
Mohegan Tribal Gaming Authority
   6.375%, 7/15/09                                       2,815,000     2,920,562
   7.125%, 8/15/14(S)                                    4,280,000     4,483,300
NCL Corp.
   10.625%, 7/15/14(S)                                   5,890,000     6,169,775
Riviera Casinos Corp.
   11.000%, 6/15/10                                      3,828,000     4,210,800
Royal Caribbean Cruises Ltd.
   8.000%, 5/15/10                                       1,390,000     1,565,488
   8.750%, 2/2/11                                        7,350,000     8,581,125
Sbarro, Inc.
   11.000%, 9/15/09                                      2,924,000     2,733,940
Seneca Gaming Corp.
   7.250%, 5/1/12(S)                                     7,840,000     8,094,800
Six Flags, Inc.
   9.500%, 2/1/09                                        3,880,000     3,792,700
   9.750%, 4/15/13                                       7,407,000     6,999,615
   9.625%, 6/1/14                                        3,870,000     3,618,450
Starwood Hotels & Resorts Worldwide, Inc.
   7.375%, 5/1/07                                        3,800,000     4,094,500
   7.875%, 5/1/12                                        5,150,000     5,825,937
Station Casinos, Inc.
   6.000%, 4/1/12                                        3,200,000     3,280,000
   6.500%, 2/1/14                                          775,000       788,563
Turning Stone Casino Resort Enterprise
   9.125%, 12/15/10(S)                                   2,050,000     2,214,000
Vail Resorts, Inc.
   6.750%, 2/15/14                                       3,190,000     3,221,900
Venetian Casino Resort LLC
   11.000%, 6/15/10                                      3,370,000     3,900,775
                                                                     -----------
                                                                     141,257,549
                                                                     -----------
Household Durables (1.4%)
D.R. Horton, Inc.
   6.875%, 5/1/13                                        2,555,000     2,791,338
KB Home
   7.750%, 2/1/10                                        2,815,000     3,061,312
Legrand Holding S.A.
   10.500%, 2/15/13                                      2,050,000     2,398,500
Meritage Homes Corp.
   9.750%, 6/1/11                                        2,703,000     3,034,117
Salton, Inc.
   10.750%, 12/15/05                                        50,000        45,750
Schuler Homes, Inc.
   10.500%, 7/15/11                                      3,195,000     3,674,250
Simmons Co.
   7.875%, 1/15/14(S)                                    4,090,000     4,253,600
William Lyon Homes, Inc.
   10.750%, 4/1/13                                       4,825,000     5,572,875
                                                                     -----------
                                                                      24,831,742
                                                                     -----------
Leisure Equipment & Products (0.2%)
Bombardier Recreational Products, Inc.
   8.375%, 12/15/13(S)                                     750,000       789,375
K2, Inc.
   7.375%, 7/1/14(S)                                     3,395,000     3,598,700
                                                                     -----------
                                                                       4,388,075
                                                                     -----------
Media (10.3%)
American Media Operations, Inc.
   10.250%, 5/1/09                                       8,026,000     8,447,365
   8.875%, 1/15/11                                         425,000       440,938

Cablevision Systems Corp.
   8.000%, 4/15/12(S)                                     5,230,000    5,465,350
Canwest Media, Inc.
   10.625%, 5/15/11                                       4,195,000    4,771,813
CCO Holdings LLC/CCO Holdings Capital Corp.
   8.750%, 11/15/13                                       4,400,000    4,317,500
CF Cable TV, Inc.
   9.125%, 7/15/07                                        1,400,000    1,461,233
Charter Communications Holdings LLC
   0.000%, 5/15/11(e)                                    22,323,000   13,840,260
   0.000%, 1/15/12(e)                                     1,835,000    1,027,600
   Term Loan
   11.750%, 1/15/10(b)                                    1,750,000    1,735,361
Charter Communications Operating LLC/
   Charter Communications Operating Capital Corp.
   8.000%, 4/30/12(S)                                     1,800,000    1,795,500
Corus Entertainment, Inc.
   8.750%, 3/1/12                                         1,520,000    1,677,700
CSC Holdings, Inc.
   7.250%, 7/15/08                                        3,765,000    3,915,600
   8.125%, 7/15/09                                        3,980,000    4,228,750
   8.125%, 8/15/09                                        2,845,000    3,022,813
   7.625%, 4/1/11                                         4,650,000    4,899,937
   6.750%, 4/15/12(S)                                     4,995,000    5,007,487
   10.500%, 5/15/16                                       5,350,000    6,072,250
Dex Media East LLC Finance Co.
   9.875%, 11/15/09                                       1,035,000    1,190,250
   12.125%, 11/15/12                                      1,464,000    1,822,680
Dex Media West LLC/Dex Media Finance Co.
   8.500%, 8/15/10                                        4,315,000    4,897,525
   9.875%, 8/15/13                                        8,757,000   10,289,475
Dex Media, Inc.
   8.000%, 11/15/13                                       3,655,000    3,837,750
DirecTV Holdings LLC
   8.375%, 3/15/13                                        4,427,000    5,035,712
Echostar DBS Corp.
   10.375%, 10/1/07                                         450,000      473,346
   6.375%, 10/1/11                                        6,055,000    6,130,687
Emmis Operating Co.
   6.875%, 5/15/12                                        2,920,000    3,029,500
Inmarsat Finance plc
   7.625%, 6/30/12(S)                                     4,555,000    4,520,838
Inmarsat plc,
   Term B Loan
   4.111%, 10/10/10(b)(l)                                 2,000,000    2,007,126
   Term C Loan
   4.611%, 10/10/11(b)(l)                                 2,000,000    2,014,062
Innova S. de R.L.
   12.875%, 4/1/07                                          930,688      946,975
   9.375%, 9/19/13                                        4,630,000    5,035,125
Insight Communications Co., Inc.
   5.500%, 10/15/19(e)                                    3,475,000    3,249,125
Iridium LLC/Capital Corp.
   10.875%, 7/15/05(h)                                    5,000,000      462,500
   14.000%, 7/15/05(h)                                   12,000,000    1,110,000
Lighthouse International Co. S.A.
   8.000%, 4/30/14(S)                                     4,405,000    5,781,856
Mediacom Broadband LLC
   11.000%, 7/15/13                                       3,865,000    4,116,225
PanAmSat Corp.
   9.000%, 8/15/14(S)                                     4,230,000    4,399,200
PanAmSat Holding Corp.
   0.000%, 11/1/14(e)(S)                                  3,810,000    2,224,088
Paxson Communications Corp.
   10.750%, 7/15/08                                       2,824,000    2,838,120
   0.000%, 1/15/09(e)                                     1,970,000    1,689,275
PEI Holdings, Inc.
   11.000%, 3/15/10                                         539,000      625,914
Primedia, Inc.
   7.086%, 5/15/10(l)(S)                                    400,000      402,000
   8.875%, 5/15/11                                        3,215,000    3,215,000
   8.000%, 5/15/13(S)                                     5,705,000    5,426,881
Quebecor Media, Inc.
   11.125%, 7/15/11                                       3,795,000    4,383,225
Radio One, Inc.
   8.875%, 7/1/11                                         1,395,000    1,537,988

RH Donnelley Finance Corp. I
   10.875%, 12/15/12(S)                                  1,640,000     1,988,500
   10.875%, 12/15/12                                       895,000     1,085,188
Rogers Cable, Inc.
   6.250%, 6/15/13                                       2,945,000     2,886,100
Sinclair Broadcast Group, Inc.
   8.750%, 12/15/11                                      4,110,000     4,459,350
   8.000%, 3/15/12                                       1,530,000     1,587,375
Telenet Communications N.V.
   9.000%, 12/15/13(S)                                   2,500,000     3,268,012
Young Broadcasting, Inc.
   8.500%, 12/15/08                                      5,540,000     5,886,250
   10.000%, 3/1/11                                       2,433,000     2,505,990
                                                                     -----------
                                                                     188,486,670
                                                                     -----------
Multiline Retail (0.0%)
Saks, Inc.
   8.250%, 11/15/08                                            714           785
                                                                     -----------

Specialty Retail (0.5%)
Boise Cascade Corp.
   7.000%, 11/1/13                                       3,560,000     4,138,500
Toys R US, Inc.
   7.625%, 8/1/11                                        2,325,000     2,325,000
   7.875%, 4/15/13                                       1,400,000     1,396,500
United Auto Group, Inc.
   9.625%, 3/15/12                                       1,068,000     1,177,470
                                                                     -----------
                                                                       9,037,470
                                                                     -----------
Textiles, Apparel & Luxury Goods (0.3%)
Broder Brothers Co.
   11.250%, 10/15/10                                     3,570,000     3,570,000
St. John Knits International, Inc.
   12.500%, 7/1/09                                       1,245,000     1,332,150
                                                                     -----------
                                                                       4,902,150
                                                                     -----------
Total Consumer Discretionary                                         413,597,006
                                                                     -----------

Consumer Staples (3.9%)
Food & Staples Retailing (2.2%)
Ahold Finance USA, Inc.
   8.250%, 7/15/10                                       2,200,000     2,480,500
Delhaize America, Inc.
   8.125%, 4/15/11                                       5,175,000     5,909,974
Domino's, Inc.
   8.250%, 7/1/11                                        1,082,000     1,171,265
Duane Reade, Inc.
   9.750%, 8/1/11(S)                                     7,105,000     6,714,225
Ingles Markets, Inc.
   8.875%, 12/1/11                                       2,500,000     2,693,750
Pathmark Stores, Inc.
   8.750%, 2/1/12                                        5,150,000     4,815,250
Rite Aid Corp.
   11.250%, 7/1/08                                       1,919,000     2,086,913
   9.500%, 2/15/11                                       2,110,000     2,321,000
   9.250%, 6/1/13                                          540,000       553,500
Roundy's, Inc.
   8.875%, 6/15/12                                       6,510,000     7,014,525
Stater Brothers Holdings
   8.125%, 6/15/12(S)                                    4,995,000     5,232,262
                                                                     -----------
                                                                      40,993,164
                                                                     -----------

Food Products (0.4%)
Del Monte Corp.
   8.625%, 12/15/12                                      1,700,000     1,891,250
   Series B
   9.250%, 5/15/11                                       1,355,000     1,490,500
Dole Foods Co.
   8.625%, 5/1/09                                        1,415,000     1,542,350
   8.875%, 3/15/11                                         530,000       576,375
Merisant Co.
   9.750%, 7/15/13(S)                                    1,990,000     1,890,500
                                                                     -----------
                                                                       7,390,975
                                                                     -----------

Household Products (0.5%)
Johnsondiversey, Inc.
   9.625%, 5/15/12                                       1,735,000     1,943,200
Jostens, Inc.
   12.750%, 5/1/10                                       3,065,000     3,430,624
Rayovac Corp.
   8.500%, 10/1/13                                       1,500,000     1,627,500

Vitro Envases Norteamerica
   10.750%, 7/23/11(S)                                    2,520,000    2,469,600
                                                                      ----------
                                                                       9,470,924
                                                                      ----------
Personal Products (0.2%)
Playtex Products, Inc.
   8.000%, 3/1/11                                         2,865,000    3,036,900
                                                                      ----------
Tobacco (0.6%)
Commonwealth Brands, Inc.
   9.750%, 4/15/08(S)                                       750,000      780,000
   10.625%, 9/1/08(b)(S)                                  2,750,000    2,860,000
Dimon, Inc.
   9.625%, 10/15/11                                       2,185,000    2,305,175
   7.750%, 6/1/13                                         2,140,000    2,086,500
North Atlantic Trading Co.
   9.250%, 3/1/12                                         2,790,000    2,678,400
                                                                      ----------
                                                                      10,710,075
                                                                      ----------
Total Consumer Staples                                                71,602,038
                                                                      ----------

Energy (7.3%)
Energy Equipment & Services (1.1%)
Foundation PA Coal Co.
   7.250%, 8/1/14(S)                                        450,000      478,125
Grant Prideco, Inc.
   9.000%, 12/15/09                                       1,640,000    1,832,700
Hanover Compressor Co.
   9.000%, 6/1/14                                         1,500,000    1,646,250
Hanover Equipment Trust,
   Series 01-A
   8.500%, 9/1/08                                         5,520,000    5,934,000
Newpark Resources, Inc.
   8.625%, 12/15/07                                       2,000,000    2,040,000
Pride International, Inc.
   7.375%, 7/15/14(S)                                     3,325,000    3,690,750
SESI LLC
   8.875%, 5/15/11                                        2,160,000    2,359,800
Universal Compression, Inc.
   7.250%, 5/15/10                                        1,085,000    1,150,100
                                                                      ----------
                                                                      19,131,725
                                                                      ----------
Oil & Gas (6.2%)
Belden & Blake Corp.
   8.750%, 7/15/12(S)                                     2,940,000    3,131,100
Chesapeake Energy Corp.
   8.375%, 11/1/08                                        1,750,000    1,907,500
   8.125%, 4/1/11                                           505,714      553,757
   9.000%, 8/15/12                                          630,000      719,775
   7.500%, 9/15/13                                        1,300,000    1,423,500
   7.750%, 1/15/15                                          765,000      833,850
   6.875%, 1/15/16                                        2,570,000    2,685,650
El Paso Corp.
   6.750%, 5/15/09                                        1,200,000    1,194,000
   7.875%, 6/15/12                                        3,900,000    3,870,750
   7.375%, 12/15/12                                       4,700,000    4,535,500
El Paso Natural Gas Co.
   7.625%, 8/1/10                                         5,175,000    5,537,250
El Paso Production Holding Co.
   7.750%, 6/1/13                                         6,275,000    6,290,687
Encore Acquisition Co.
   6.250%, 4/15/14                                        2,800,000    2,800,000
Evergreen Resources, Inc.
   5.875%, 3/15/12                                        1,400,000    1,442,000
Exco Resources, Inc.
   7.250%, 1/15/11                                        3,960,000    4,197,600
Ferrellgas LP
   6.750%, 5/1/14                                         3,460,000    3,529,200
Ferrellgas Partners LP
   8.750%, 6/15/12                                        1,950,000    2,145,000
Gaz Capital S.A.
   8.625%, 4/28/34(S)                                       375,000      398,438
GulfTerra Energy Partners LP
   8.500%, 6/1/10                                           722,000      840,228
   8.500%, 6/1/11                                         2,847,000    3,199,316
Hilcorp Energy I LP/Hilcorp Finance Co.
   10.500%, 9/1/10(S)                                     6,795,000    7,525,462
Pemex Project Funding Master Trust
   7.375%, 12/15/14                                         840,000      915,600

Petro Stopping Centers LP/Petro Financial Corp.
   9.000%, 2/15/12                                       2,222,000     2,355,320
Plains Exploration & Production Co.
   7.125%, 6/15/14(S)                                    2,075,000     2,225,437
Premcor Refining Group, Inc.
   9.500%, 2/1/13                                        1,045,000     1,230,488
   6.750%, 5/1/14                                          850,000       879,750
   7.500%, 6/15/15                                         780,000       838,500
Transmontaigne, Inc.
   9.125%, 6/1/10                                        2,930,000     3,288,925
Valero Energy Corp.
   7.800%, 6/14/10                                       1,000,000       967,500
Vintage Petroleum, Inc.
   7.875%, 5/15/11                                       4,050,000     4,333,500
   8.250%, 5/1/12                                          950,000     1,056,875
Williams Cos., Inc.
   8.130%, 3/15/12                                         750,000       864,375
   7.625%, 7/15/19                                       9,805,000    10,736,475
   7.875%, 9/1/21                                       18,935,000    21,017,850
   8.750%, 3/15/32                                       3,200,000     3,576,000
                                                                     -----------
                                                                     113,047,158
                                                                     -----------
Total Energy                                                         132,178,883
                                                                     -----------
Financials (10.6%)
Capital Markets (0.3%)
BCP Caylux Holdings Luxembourg SCA
   9.625%, 6/15/14(S)                                    5,525,000     5,967,000
                                                                     -----------
Commercial Banks (0.8%)
Mizuho JGB Investment LLC
   9.870%, 12/31/49(l)(S)                                5,000,000     5,868,345
Mizuho Prefered Capital Co. LLC
   8.790%, 12/31/49(l)(S)                                  990,000     1,131,816
Riggs Capital Trust
   8.625%, 12/31/26(S)                                   1,000,000     1,095,000
Riggs Capital Trust II,
   Series A
   8.625%, 12/31/26                                      2,735,000     2,994,825
   Series C
   8.875%, 3/15/27                                       1,900,000     2,090,000
Western Financial Bank
   9.625%, 5/15/12                                       1,400,000     1,582,000
                                                                     -----------
                                                                      14,761,986
                                                                     -----------
Diversified Financial Services (6.5%)
AES Ironwood LLC
   8.857%, 11/30/25                                      6,835,447     7,587,346
Bluewater Finance Ltd.
   10.250%, 2/15/12                                      4,025,000     4,367,125
Borden U.S. Finance Corp./Nova Scotia
   Finance ULC
   9.000%, 7/15/14(S)                                      500,000       525,000
Couche-Tard U.S. LP/ Couche-Tard Finance Corp.
   7.500%, 12/15/13                                      2,373,000     2,527,245
Dow Jones & Co., Inc.
   7.750%, 12/29/09(S)                                  23,851,000    24,149,139
Eircom Funding
   8.250%, 8/15/13                                       1,950,000     2,135,250
   8.250%, 8/15/13                               EUR     3,000,000     4,061,340
Gemstone Investors Ltd.
   7.710%, 10/31/04(S)                                 $ 1,100,000     1,101,375
H&E Equipment Services LLC
   11.125%, 6/15/12                                      4,443,000     4,576,290
Hollinger Participation Trust (PIK)
   12.125%, 11/15/10(b)(S)                                 696,337       795,565
Huntsman Advanced Materials LLC
   11.000%, 7/15/10(S)                                   2,555,000     2,963,800
Jostens IH Corp.
   7.625%, 10/1/12(S)                                    2,575,000     2,587,875
JSG Funding plc
   10.125%, 10/1/12                                      1,350,000     1,886,287
KRATON Polymers LLC/Capital Corp.
   8.125%, 1/15/14(S)                                    2,000,000     1,960,000
MDP Acquisitions plc
   9.625%, 10/1/12                                       7,845,000     8,864,850
Milacron Escrow Corp.
   11.500%, 5/15/11(S)                                   4,075,000     4,319,500
Rainbow National Services LLC
   8.750%, 9/1/12(S)                                     4,355,000     4,518,313

   10.375%, 9/1/14(S)                                   12,765,000    13,371,338
Refco Finance Holdings LLC
   9.000%, 8/1/12(S)                                     1,900,000     2,028,250
Sensus Metering Systems, Inc.
   8.625%, 12/15/13                                      5,410,000     5,518,200
Target Return Index Securities Trust
   Series HY-04-1
   8.211%, 8/1/15(l)(S)                                  7,907,000     8,503,662
UGS Corp.
   10.000%, 6/1/12(S)                                    1,550,000     1,689,500
Universal City Development Partners
   11.750%, 4/1/10                                       7,260,000     8,457,900
                                                                     -----------
                                                                     118,495,150
                                                                     -----------
Insurance (1.0%)
Crum & Forster Holdings Corp.
   10.375%, 6/15/13                                      1,445,000     1,542,537
Fairfax Financial Holdings Ltd.
   7.750%, 4/26/12                                       2,680,000     2,425,400
   8.250%, 10/1/15                                       3,263,000     2,969,330
   7.375%, 4/15/18                                         453,000       366,930
   7.750%, 7/15/37                                         508,000       393,700
Markel Capital Trust I,
   Series B
   8.710%, 1/1/46                                        2,590,000     2,813,281
PXRE Capital Trust I
   8.850%, 2/1/27                                        2,202,000     2,268,060
Royal & Sun Alliance Insurance Group plc
   8.950%, 10/15/29                                      4,770,000     5,934,219
                                                                     -----------
                                                                      18,713,457
                                                                     -----------
Real Estate (2.0%)
Choctaw Resort Development Enterprise
   9.250%, 4/1/09                                        4,950,000     5,284,125
Felcor Lodging LP (REIT)
   10.000%, 9/15/08                                        267,000       280,350
Forest City Enterprises, Inc.
   7.625%, 6/1/15                                        1,650,000     1,732,500
HMH Properties,
   Series B (REIT)
   7.875%, 8/1/08                                          278,000       285,992
Host Marriott LP (REIT)
   8.375%, 2/15/06                                       1,625,000     1,714,375
   9.500%, 1/15/07                                       7,470,000     8,273,025
   9.250%, 10/1/07                                         860,000       963,200
iStar Financial, Inc. (REIT)
   7.000%, 3/15/08                                         915,000       988,114
   8.750%, 8/15/08                                       1,340,000     1,536,088
   6.000%, 12/15/10                                      1,700,000     1,768,806
La Quinta Properties, Inc. (REIT)
   8.875%, 3/15/11                                       2,645,000     2,962,400
   7.000%, 8/15/12(S)                                    1,500,000     1,580,625
LNR Property Corp.
   7.625%, 7/15/13                                       1,580,000     1,730,100
   7.250%, 10/15/13                                      4,655,000     5,073,950
Ventas Realty LP Capital Corp. (REIT)
   8.750%, 5/1/09                                        1,850,000     2,062,750
                                                                     -----------
                                                                      36,236,400
                                                                     -----------
Total Financials                                                     194,173,993
                                                                     -----------
Government Securities (3.3%)
Foreign Governments (3.3%)
Federative Republic of Brazil
   2.063%, 4/15/06(l)                                    1,088,000     1,085,280
   2.063%, 4/15/06(l)                                    2,304,000     2,298,240
   10.000%, 8/7/11                                         400,000       441,400
   11.000%, 1/11/12                                        400,000       459,000
   2.125%, 4/15/12(l)                                   12,000,045    11,115,642
   8.000%, 4/15/14                                      10,279,329    10,164,201
   10.500%, 7/14/14                                      1,250,000     1,393,875
Republic of Guatemala
   9.250%, 8/1/13                                          525,000       588,000
Republic of Panama
   9.625%, 2/8/11                                        3,400,000     3,922,070
   9.375%, 7/23/12                                         100,000       113,250
   9.375%, 7/23/12                                       3,005,000     3,440,725
   10.750%, 5/15/20                                        205,000       249,075
   9.375%, 4/1/29                                          150,000       169,410

Republic of Peru
   9.125%, 1/15/08                                         525,000       592,462
   9.125%, 2/21/12                                       6,850,000     7,672,000
   9.875%, 2/6/15                                          235,000       270,250
   4.500%, 3/7/17(e)(l)                                  1,500,000     1,331,250
   5.000%, 3/7/17(e)                                       374,000       344,080
Republic of Turkey
   11.000%, 1/14/13                                        275,000       337,219
Russian Federation
   11.000%, 7/24/18                                      2,000,000     2,605,000
   5.000%, 3/31/30(e)                                    9,625,000     9,258,287
Ukraine Government
   11.000%, 3/15/07                                      1,250,702     1,366,392
   6.875%, 3/4/11(S)                                     1,200,000     1,179,000
   7.650%, 6/11/13                                         625,000       629,750
                                                                     -----------
Total Government Securities                                           61,025,858
                                                                     -----------
Health Care (5.7%)
Health Care Equipment & Supplies (1.4%)
Fisher Scientific International, Inc.
   6.750%, 8/15/14(S)                                    2,800,000     2,940,000
Fresenius Medical Care Capital Tranche II
   7.875%, 2/1/08                                        7,120,000     7,778,600
Fresenius Medical Care Capital Tranche V
   7.375%, 6/15/11                                       1,000,000     1,369,305
Rotech Healthcare, Inc.
   9.500%, 4/1/12                                        6,000,000     6,420,000
Universal Hospital Services, Inc.
   10.125%, 11/1/11                                      3,445,000     3,496,675
VWR International, Inc.
   6.875%, 4/15/12(S)                                    3,850,000     4,023,250
                                                                     -----------
                                                                      26,027,830
                                                                     -----------
Health Care Providers & Services (4.3%)
Alderwoods Group, Inc.
   12.250%, 1/2/09                                              63            68
   7.750%, 9/15/12(S)                                      925,000       978,188
Alliance Imaging, Inc.
   10.375%, 4/15/11                                      2,910,000     3,160,987
Concentra Operating Corp.
   9.500%, 8/15/10                                       1,130,000     1,248,650
   9.125%, 6/1/12(S)                                     2,280,000     2,496,600
Extendicare Health Services, Inc.
   9.500%, 7/1/10                                        3,694,000     4,146,515
Genesis HealthCare Corp.
   8.000%, 10/15/13                                      2,430,000     2,648,700
Hanger Orthopedic Group, Inc.
   10.375%, 2/15/09                                      4,210,000     3,873,200
HCA, Inc.
   7.875%, 2/1/11                                        3,575,000     4,043,018
   6.300%, 10/1/12                                         776,000       804,533
   6.250%, 2/15/13                                       1,500,000     1,546,094
   6.750%, 7/15/13                                       3,325,000     3,534,807
   7.500%, 11/6/33                                       3,500,000     3,675,395
IASIS Healthcare LLC/IASIS Capital Corp.
   8.750%, 6/15/14(S)                                    4,130,000     4,326,175
PacifiCare Health Systems, Inc.
   10.750%, 6/1/09                                       2,716,000     3,130,190
Select Medical Corp.
   7.500%, 8/1/13                                        5,645,000     5,927,250
Service Corp. International
   6.500%, 3/15/08                                       2,271,000     2,364,679
   7.700%, 4/15/09                                       1,212,000     1,305,930
   7.000%, 4/1/16(S)                                     2,185,000     2,185,000
Tenet Healthcare Corp.
   6.375%, 12/1/11                                       1,400,000     1,256,500
   6.500%, 6/1/12                                        1,600,000     1,432,000
   7.375%, 2/1/13                                       10,190,000     9,578,600
   9.875%, 7/1/14(S)                                     1,850,000     1,933,250
Triad Hospitals, Inc.
   7.000%, 5/15/12                                         700,000       731,500
   7.000%, 11/15/13                                      6,700,000     6,817,250
Vanguard Health Holding Co. I LLC
   0.000%, 10/1/15(e)(S)                                 7,800,000     4,504,500
                                                                     -----------
                                                                      77,649,579
                                                                     -----------
Total Health Care                                                    103,677,409
                                                                     -----------

Industrials (8.5%)
Aerospace & Defense (0.7%)
Armor Holdings, Inc.
   8.250%, 8/15/13                                        1,500,000    1,653,750
DRS Technologies, Inc.
   6.875%, 11/1/13                                        2,400,000    2,496,000
K & F Industries
   9.625%, 12/15/10                                       3,605,000    4,010,563
Sequa Corp.
   8.875%, 4/1/08                                           100,000      108,500
   9.000%, 8/1/09                                         3,998,000    4,397,800
                                                                      ----------
                                                                      12,666,613
                                                                      ----------
Airlines (1.0%)
ATA Airlines, Inc.
   6.990%, 4/15/16(S)                                     4,135,201    3,060,049
ATA Holdings Corp.
   13.000%, 2/1/09(e)                                     1,720,000      610,600
   12.125%, 6/15/10(e)                                    5,319,000    1,888,245
Continental Airlines, Inc.
   7.056%, 3/15/11                                        1,800,000    1,781,579
   6.545%, 2/2/19                                         2,107,968    2,034,369
   9.558%, 9/1/19                                         2,416,165    2,416,165
   Series 01-1
   7.373%, 12/15/15                                       1,708,469    1,340,040
Delta Air Lines, Inc.,
   Series 00-1
   7.379%, 5/18/10                                          366,972      339,011
   7.570%, 11/18/10                                         800,000      718,458
Northwest Airlines Corp.
   6.841%, 4/1/11                                         1,000,000      987,805
   6.810%, 2/1/20                                           467,500      414,065
United Air Lines, Inc.
   7.730%, 7/1/10(h)                                      1,299,668    1,056,797
   7.783%, 1/1/14                                           846,318      694,979
   Series 00-2
   7.186%, 4/1/11(h)                                        981,577      824,368
                                                                      ----------
                                                                      18,166,530
                                                                      ----------
Building Products (0.9%)
Associated Materials, Inc.
   0.000%, 3/1/14(e)(S)                                  10,020,000    7,289,550
Building Materials Corp. of America
   7.750%, 7/15/05                                        1,350,000    1,373,625
Dayton Superior Corp.
   10.750%, 9/15/08                                       3,045,000    3,258,150
   13.000%, 6/15/09                                       2,210,000    2,165,800
THL Buildco, Inc.
   8.500%, 9/1/14(S)                                      3,035,000    3,179,162
                                                                      ----------
                                                                      17,266,287
                                                                      ----------
Commercial Services & Supplies (1.6%)
Allied Security Escrow Corp.
   11.375%, 7/15/11(S)                                    1,875,000    1,968,750
Allied Waste North America
   6.500%, 11/15/10                                       1,500,000    1,485,000
   6.375%, 4/15/11                                        3,000,000    2,917,500
   7.875%, 4/15/13                                        3,375,000    3,560,625
   Series B
   8.875%, 4/1/08                                         3,357,000    3,642,345
   8.500%, 12/1/08                                        3,980,000    4,318,300
   5.750%, 2/15/11                                        1,250,000    1,187,500
   9.250%, 9/1/12                                         1,125,000    1,251,562
Cenveo Corp.
   9.625%, 3/15/12                                        2,495,000    2,744,500
Corrections Corp. of America
   9.875%, 5/1/09                                         1,335,000    1,490,194
   7.500%, 5/1/11                                           250,000      264,063
United Rentals North America, Inc.
   6.500%, 2/15/12                                        3,791,000    3,648,837
                                                                      ----------
                                                                      28,479,176
                                                                      ----------
Electrical Equipment (0.8%)
Dresser, Inc.
   9.375%, 4/15/11                                        4,800,000    5,280,000
Dresser, Inc., Term Loan
   5.420%, 3/1/10(b)(l)                                   2,000,000    2,015,626
Mueller Group, Inc.
   10.000%, 5/1/12(S)                                     2,955,000    3,191,400

Trimas Corp.
   9.875%, 6/15/12                                       3,265,000     3,387,437
                                                                     -----------
                                                                      13,874,463
                                                                     -----------
Industrial Conglomerates (0.8%)
Amsted Industries, Inc.
   10.250%, 10/15/11(S)                                  2,830,000     3,113,000
Horizon Lines LLC
   9.000%, 11/1/12(S)                                    2,360,000     2,489,800
Reddy Ice Group, Inc.
   8.875%, 8/1/11                                        3,200,000     3,448,000
SCG Holding Corp.
   (Zero Coupon), 8/4/11(S)                                950,000     1,282,500
TD Funding Corp.
   8.375%, 7/15/11                                       3,300,000     3,531,000
                                                                     -----------
                                                                      13,864,300
                                                                     -----------
Machinery (2.2%)
Case New Holland, Inc.
   9.250%, 8/1/11(S)                                     5,320,000     5,958,400
FastenTech, Inc.
   11.500%, 5/1/11(S)                                    2,875,000     3,234,375
Flowserve Corp.
   12.250%, 8/15/10                                      2,050,000     2,316,500
Invensys plc
   9.875%, 3/15/11(l)(S)                                 2,000,000     2,050,000
   Term B Loan
   5.110%, 9/5/09(b)(l)                                    911,384       919,359
   Term C Loan
   6.350%, 12/5/09(b)(l)                                 1,000,000     1,032,500
NMHG Holding Co.
   10.000%, 5/15/09                                      1,378,000     1,515,800
Ormat Funding Corp.
   8.250%, 12/30/20(S)                                   3,286,272     3,253,409
SPX Corp.
   6.250%, 6/15/11                                         300,000       292,500
   7.500%, 1/1/13                                        7,323,000     7,441,999
Terex Corp.
   10.375%, 4/1/11                                       3,000,000     3,390,000
Trinity Industries, Inc.
   6.500%, 3/15/14                                       9,290,000     9,150,650
                                                                     -----------
                                                                      40,555,492
                                                                     -----------
Road & Rail (0.5%)
Quality Distribution LLC/QD Capital Corp.
   9.000%, 11/15/10(S)                                   4,480,000     4,261,600
Williams Scotsman, Inc.
   9.875%, 6/1/07                                        6,003,000     5,747,873
                                                                     -----------
                                                                      10,009,473
                                                                     -----------
Total Industrials                                                    154,882,334
                                                                     -----------
Information Technology (1.6%)
Electronic Equipment & Instruments (0.6%)
Celestica, Inc.
   7.875%, 7/1/11                                        5,535,000     5,742,562
Flextronics International Ltd.
   6.500%, 5/15/13                                       4,485,000     4,585,913
                                                                     -----------
                                                                      10,328,475
                                                                     -----------
IT Services (0.3%)
Iron Mountain, Inc.
   8.625%, 4/1/13                                          830,000       900,550
   7.750%, 1/15/15                                       2,205,000     2,337,300
   6.625%, 1/1/16                                        1,500,000     1,462,500
                                                                     -----------
                                                                       4,700,350
                                                                     -----------
Semiconductors & Semiconductor Equipment (0.7%)
Amkor Technologies, Inc.
   7.750%, 5/15/13                                      10,680,000     8,757,600
Freescale Semiconductor, Inc.
   4.380%, 7/15/09(l)(S)                                   950,000       973,750
   7.125%, 7/15/14(S)                                      600,000       624,000
ON Semiconductor Corp.
   13.000%, 5/15/08                                      2,528,000     2,831,360
   12.000%, 3/15/10                                        544,000       625,600
                                                                     -----------
                                                                      13,812,310
                                                                     -----------
Total Information Technology                                          28,841,135
                                                                     -----------
Materials (8.7%)
Chemicals (3.2%)
Airgas, Inc.
   6.250%, 7/15/14                                       4,225,000     4,225,000

Arco Chemical Co.
   10.250%, 11/1/10                                         100,000      110,500
Brenntag AG
   3.821%, 2/28/12(b)                                     3,500,000    3,552,500
Equistar Chemicals LP
   10.125%, 9/1/08                                        5,335,000    6,015,212
   8.750%, 2/15/09                                        2,850,000    3,070,875
   10.625%, 5/1/11                                        3,115,000    3,551,100
Huntsman International Holdings LLC
   (Zero Coupon), 12/31/09                                3,250,000    1,722,500
Huntsman International LLC
   9.875%, 3/1/09                                            65,000       71,663
   10.125%, 7/1/09                                        5,681,000    5,965,050
Huntsman LLC
   11.500%, 7/15/12(S)                                    4,125,000    4,552,969
ISP ChemCo
   10.250%, 7/1/11                                        4,400,000    4,906,000
ISP Holdings, Inc.
   10.625%, 12/15/09                                      1,200,000    1,320,000
Lyondell Chemical Co.
   9.875%, 5/1/07                                           450,000      475,312
Nalco Co.
   7.750%, 11/15/11                                       4,100,000    4,346,000
   8.875%, 11/15/13                                       1,650,000    1,773,750
Pliant Corp.
   11.125%, 9/1/09                                          515,000      535,600
   13.000%, 6/1/10                                        8,402,000    7,225,720
Resolution Performance
   9.500%, 4/15/10                                          175,000      180,688
Westlake Chemical Corp.
   8.750%, 7/15/11                                        3,947,000    4,430,507
                                                                      ----------
                                                                      58,030,946
                                                                      ----------
Containers & Packaging (2.6%)
Amtrol, Inc.
   10.625%, 12/31/06                                      1,723,000    1,428,712
Berry Plastics Corp.
   10.750%, 7/15/12                                       1,630,000    1,841,900
Crown European Holdings S.A.
   9.500%, 3/1/11                                         8,195,000    9,137,425
   10.875%, 3/1/13                                        1,200,000    1,395,000
Graphic Packaging International Corp.
   9.500%, 8/15/13                                        4,890,000    5,586,825
Greif Brothers Corp.
   8.875%, 8/1/12                                         1,905,000    2,124,075
Jefferson Smurfit Corp.
   8.250%, 10/1/12                                          130,000      143,325
   7.500%, 6/1/13                                           300,000      316,500
Kappa Beheer BV
   10.625%, 7/15/09                                       2,150,000    2,268,250
Owens-Brockway Glass Containers
   8.875%, 2/15/09                                        5,725,000    6,225,937
   7.750%, 5/15/11                                          660,000      702,900
   8.750%, 11/15/12                                       3,900,000    4,329,000
   8.250%, 5/15/13                                        1,550,000    1,650,750
Russell-Stanley Holdings, Inc. (PIK)
   9.000%, 11/30/08(S)+                                   1,708,996      170,900
Stone Container Corp.
   9.250%, 2/1/08                                         1,440,000    1,602,000
   9.750%, 2/1/11                                         5,273,000    5,839,847
   8.375%, 7/1/12                                         1,000,000    1,102,500
Stone Container Finance
   7.375%, 7/15/14(S)                                     1,350,000    1,414,125
                                                                      ----------
                                                                      47,279,971
                                                                      ----------
Metals & Mining (1.6%)
AK Steel Corp.
   7.875%, 2/15/09                                        3,075,000    3,051,938
Compass Minerals Group, Inc.
   10.000%, 8/15/11                                       1,270,000    1,422,400
Freeport-McMoRan Copper & Gold, Inc.
   10.125%, 2/1/10                                        1,170,000    1,323,563
International Steel Group, Inc.
   6.500%, 4/15/14(S)                                     4,411,000    4,411,000
Ispat Inland ULC
   9.750%, 4/1/14                                         3,255,000    3,588,637
Peabody Energy Corp.
   6.875%, 3/15/13                                        5,850,000    6,318,000
   5.875%, 4/15/16                                        6,150,000    6,073,125

Russel Metals, Inc.
   6.375%, 3/1/14                                        2,830,000     2,830,000
                                                                     -----------
                                                                      29,018,663
                                                                     -----------
Paper & Forest Products (1.3%)
Abitibi-Consolidated Finance LP
   7.875%, 8/1/09                                           50,000        52,125
Abitibi-Consolidated, Inc.
   6.950%, 12/15/06                                      1,250,000     1,290,625
   6.950%, 4/1/08                                          900,000       918,000
   5.250%, 6/20/08                                         825,000       799,219
   8.550%, 8/1/10                                        2,475,000     2,654,438
   8.850%, 8/1/30                                        3,100,000     3,069,000
Crown Paper Co.
   11.000%, 9/1/05(b)+                                   5,735,000            --
Georgia-Pacific Corp.
   9.375%, 2/1/13                                        4,175,000     4,916,062
   8.000%, 1/15/14                                       2,000,000     2,280,000
   7.700%, 6/15/15                                       1,900,000     2,166,000
   8.125%, 6/15/23                                       2,725,000     2,813,562
   8.000%, 1/15/24                                       2,280,000     2,593,500
   7.250%, 6/1/28                                        1,000,000     1,035,000
                                                                     -----------
                                                                      24,587,531
                                                                     -----------
Total Materials                                                      158,917,111
                                                                     -----------
Telecommunication Services (10.7%)
Diversified Telecommunication Services (6.3%)
AT&T Corp.
   8.050%, 11/15/11                                      5,900,000     6,600,625
Cincinnati Bell, Inc.
   7.250%, 7/15/13                                       3,760,000     3,619,000
   8.375%, 1/15/14                                       8,185,000     7,468,812
Dresdner Bank (Kyivstar)
   10.375%, 8/17/09(S)                                   3,410,000     3,631,650
Insight Midwest LP/Insight Capital, Inc.
   9.750%, 10/1/09                                       5,015,000     5,240,675
   10.500%, 11/1/10                                      4,605,000     5,042,475
   5.500%, 10/15/34                                        475,000       496,375
MCI, Inc.
   5.908%, 5/1/07                                        5,450,000     5,402,313
   6.688%, 5/1/09                                        6,339,000     6,109,211
MobiFon Holdings BV
   12.500%, 7/31/10                                      7,895,000     9,237,150
Northwestern Bell Telephone
   6.250%, 1/1/07                                          750,000       750,000
Qwest Capital Funding, Inc.
   7.900%, 8/15/10                                       2,000,000     1,845,000
   7.250%, 2/15/11                                       7,947,000     7,092,698
Qwest Communications International, Inc.
   5.211%, 2/15/09(l)(S)                                 3,000,000     2,857,500
   7.250%, 2/15/11(S)                                    7,900,000     7,485,250
   7.500%, 2/15/14(S)                                    4,455,000     4,087,463
Qwest Corp.
   9.125%, 3/15/12(S)                                   10,590,000    11,649,000
Qwest Services Corp.
   14.000%, 12/15/10(S)                                 11,677,000    13,632,897
Time Warner Telecom Holdings, Inc.
   9.250%, 2/15/14                                       1,200,000     1,194,000
Time Warner Telecom, Inc.
   10.125%, 2/1/11                                      11,133,000    10,687,680
Time Warner Telecomunications LLC
   9.750%, 7/15/08                                       1,500,000     1,485,000
                                                                     -----------
                                                                     115,614,774
                                                                     -----------
Wireless Telecommunication Services (4.4%)
ACC Escrow Corp.
   10.000%, 8/1/11                                       8,490,000     6,876,900
American Tower Escrow Corp.
   (Zero Coupon), 8/1/08                                 6,300,000     4,693,500
Centennial, Term B Loan
   3.850%, 1/20/11(b)                                      202,083       203,536
   3.910%, 2/9/11(b)(l)                                    937,500       944,239
Crown Castle International Corp.
   9.375%, 8/1/11                                          650,000       747,500
   10.750%, 8/1/11                                       1,700,000     1,891,250
Dobson Communications Corp.
   8.875%, 10/1/13                                       3,925,000     2,531,625
Nextel Communications, Inc.
   9.375%, 11/15/09                                      3,190,000     3,377,412

   9.500%, 2/1/11                                          555,714       630,735
   6.875%, 10/31/13                                     10,165,000    10,571,600
   5.950%, 3/15/14                                         275,000       269,500
   7.375%, 8/1/15                                       10,015,000    10,766,125
Nextel Partners, Inc.
   8.125%, 7/1/11                                        2,020,000     2,141,200
PTC International Finance II S.A.
   11.250%, 12/1/09                                      5,718,000     6,089,670
Rogers Wireless, Inc.
   6.375%, 3/1/14                                        2,300,000     2,116,000
Rural Cellular Corp.
   9.750%, 1/15/10                                       8,361,000     7,274,070
   9.875%, 2/1/10                                        1,990,000     1,970,100
   8.250%, 3/15/12(S)                                    4,510,000     4,588,925
Triton PCS, Inc.
   9.375%, 2/1/11                                        4,295,000     3,081,663
   8.750%, 11/15/11                                      2,863,000     1,946,840
   8.500%, 6/1/13                                        4,685,000     4,251,637
Western Wireless Corp.
   9.250%, 7/15/13                                       2,945,000     3,003,900
                                                                     -----------
                                                                      79,967,927
                                                                     -----------
Total Telecommunication Services                                     195,582,701
                                                                     -----------
Utilities (8.4%)
Electric Utilities (2.2%)
Allegheny Energy, Inc.
   7.750%, 8/1/05                                        3,385,000     3,503,475
   Term C Loan
   5.973%, 6/8/11(b)(l)                                  3,990,000     4,049,850
CenterPoint Energy, Inc.
   7.250%, 9/1/10                                        2,475,000     2,734,625
DPL, Inc.
   6.875%, 9/1/11                                        2,800,000     2,968,000
Homer City Funding LLC
   8.137%, 10/1/19                                         594,000       659,340
Midwest Generation LLC,
   Series A
   8.300%, 7/2/09                                        7,700,000     8,085,000
   Series B
   8.560%, 1/2/16                                        5,600,000     5,880,000
   Term B Loan
   4.380%, 4/27/11(b)(l)                                   748,125       758,412
   4.570%, 4/27/11(b)                                      748,125       758,412
MSW Energy Holdings II LLC/MSW Energy Finance Co. II,
   Inc.
   7.375%, 9/1/10                                        2,365,000     2,483,250
PG&E Corp.
   6.875%, 7/15/08                                       2,925,000     3,166,312
Teco Energy, Inc.
   7.500%, 6/15/10                                       4,110,000     4,438,800
Tucson Electric Power Co.,
   Term B Loan
   4.225%, 3/25/09(b)(l)                                 1,000,000     1,006,667
                                                                     -----------
                                                                      40,492,143
                                                                     -----------
Gas Utilities (0.2%)
SEMCO Energy, Inc.
   7.125%, 5/15/08                                         320,000       337,600
   7.750%, 5/15/13                                         935,000     1,007,462
Suburban Propane Partners LP
   6.875%, 12/15/13                                      2,575,000     2,652,250
                                                                     -----------
                                                                       3,997,312
                                                                     -----------
Multi-Utilities & Unregulated Power (6.0%)
AES Corp.
   10.000%, 7/15/05(S)                                   3,151,826     3,199,103
   9.375%, 9/15/10                                       1,100,000     1,238,875
   8.875%, 2/15/11                                       2,900,000     3,226,250
   8.750%, 5/15/13(S)                                    7,740,000     8,726,850
   9.000%, 5/15/15(S)                                      935,000     1,054,213
Calpine Corp.
   8.500%, 7/15/10(S)                                    6,885,000     5,267,025
CMS Energy Corp.
   7.625%, 11/15/04                                      1,700,000     1,708,500
   7.000%, 1/15/05                                       2,575,000     2,589,302
   9.875%, 10/15/07                                        300,000       333,375
   8.900%, 7/15/08                                       1,800,000     1,962,000
   7.500%, 1/15/09                                       3,700,000     3,875,750
   7.750%, 8/1/10(S)                                     2,300,000     2,432,250

   Senior Notes
   8.500%, 4/15/11                                       700,000         763,000
Coastal Corp.
   7.750%, 6/15/10                                       450,000         450,000
Colorado Interstate Gas Co.
   6.850%, 6/15/37                                     1,000,000       1,040,000
Dynegy Holdings, Inc.
   9.875%, 7/15/10(S)                                    750,000         847,500
   10.125%, 7/15/13(S)                                 5,670,000       6,520,500
Dynegy-Roseton Danskamme
   7.270%, 11/8/10                                     6,700,000       6,733,500
El Paso CGP Co.
   7.625%, 9/1/08                                      3,500,000       3,526,250
   6.375%, 2/1/09                                        300,000         288,000
Ipalco Enterprises, Inc.
   7.375%, 11/14/08                                    1,700,000       1,895,500
   7.625%, 11/14/11                                    2,050,000       2,316,500
Northwest Pipeline Corp.
   8.125%, 3/1/10                                      1,505,000       1,687,481
NRG Energy, Inc.
   8.000%, 12/15/13(S)                                12,995,000      13,920,894
PSEG Energy Holdings, Inc.
   7.750%, 4/16/07                                     1,925,000       2,054,938
   8.625%, 2/15/08                                     3,750,000       4,134,375
   8.500%, 6/15/11                                     4,480,000       5,051,200
Reliant Energy Mid-Atlantic Power Holdings LLC
   9.237%, 7/2/17                                      3,153,976       3,437,834
Reliant Energy, Inc.
   9.250%, 7/15/10                                     1,250,000       1,342,188
Reliant Resources, Inc.
   9.500%, 7/15/13                                     1,800,000       1,955,250
Sierra Pacific Power Co.
   6.250%, 4/15/12(S)                                  2,950,000       3,009,000
Sonat, Inc.
   7.625%, 7/15/11                                     3,000,000       2,955,000
South Point Energy Center LLC/Broad River Energy
   8.400%, 5/30/12(S)                                  3,579,889       3,114,503
Southern Natural Gas Co.
   8.875%, 3/15/10                                     1,030,000       1,158,750
   7.350%, 2/15/31                                     2,100,000       2,073,750
   8.000%, 3/1/32                                      3,275,000       3,381,437
                                                                   -------------
                                                                     109,270,843
                                                                   -------------
Total Utilities                                                      153,760,298
                                                                   -------------
Total Long-Term Debt Securities (91.6%)
   (Cost $1,630,979,473)                                           1,674,125,274
                                                                   -------------

                                                          Number of
                                                            Shares
                                                          ---------
COMMON STOCKS:
Consumer Discretionary (0.0%)
Media (0.0%)
RCN Corp.*                                                    1,867          103
                                                                      ----------
Materials (0.0%)
Containers & Packaging (0.0%)
Russell-Stanley Holdings, Inc.*+(b)                         200,000           --
                                                                      ----------
Telecommunication Services (0.0%)
Diversified Telecommunication Services (0.0%)
Versatel Telecom International N.V.*                         92,251      183,321
                                                                      ----------
Total Common Stocks (0.0%)
   (Cost $ - )                                                           183,424
                                                                      ----------
PREFERRED STOCKS:
Consumer Discretionary (0.1%)
Media (0.1%)
Paxson Communications Corp. (PIK), 14.25%                       314    2,355,000
                                                                      ----------
Financials (0.5%)
Real Estate (0.5%)
Sovereign Real Estate Investment Corp.
   (REIT), 12.00%(S)                                          6,005    8,827,350
                                                                      ----------
Total Preferred Stocks (0.6%)
   (Cost $10,470,127)                                                 11,182,350
                                                                      ----------

                                                               Number of
                                                                Warrants
                                                              ----------
WARRANTS:
Materials (0.0%)
Chemicals (0.0%)
Pliant Corp., expiring 6/1/10*(S)(b)                                 200       1
                                                                           -----
Telecommunication Services (0.0%)
Diversified Telecommunication Services (0.0%)
Versatel Telecom, expiring 10/11/04*                              92,251   2,292
                                                                           -----
Total Warrants (0.0%)
   (Cost $ - )                                                             2,293
                                                                           -----

                                                     Principal
                                                       Amount
                                                    -----------
CONVERTIBLE BONDS:
Consumer Discretionary (0.0%)
Media (0.0%)
Rogers Communications, Inc.
   2.000%, 11/26/05                                 $ 1,100,000        1,057,375
                                                                  --------------
Utilities (0.1%)
Multi-Utilities & Unregulated Power (0.1%)
AES Corp.
   4.500%, 8/15/05                                    1,500,000        1,501,875
                                                                  --------------
Total Convertible Bonds (0.1%)
   (Cost $2,471,703)                                                   2,559,250
                                                                  --------------
SHORT-TERM DEBT SECURITIES:
Commercial Paper (3.1%)
ASB Bank Ltd.
   1.86%, 12/29/04 (m)                                1,600,000        1,592,608
Danske Corp.
   1.78%, 11/29/04                                    8,500,000        8,474,925
   1.80%, 12/9/04                                     1,800,000        1,793,718
General Electric Capital Corp.
   1.82%, 12/15/04                                    5,500,000        5,478,990
HBOS Treasury Services plc
   1.78%, 11/30/04                                      700,000          697,900
   1.78%, 12/2/04                                     7,800,000        7,775,742
   1.83%, 12/20/04                                    1,600,000        1,593,424
Rabobank USA Finance Corp.
   (Zero Rate), 10/1/04                               1,300,000        1,300,000
UBS Finance (Del) LLC
   1.78%, 11/29/04                                   16,400,000       16,351,620
   1.68%, 11/30/04                                    1,200,000        1,196,600
   1.78%, 12/3/04                                       900,000          897,156
   1.95%, 1/25/05                                     9,100,000        9,042,761
                                                                  --------------
                                                                      56,195,444
                                                                  --------------
Government Securities (2.5%)
Federal Home Loan Bank
   (Discount Note), 10/1/04                          35,700,000       35,700,000
Federal National Mortgage Association
   (Discount Note), 12/15/04                          6,800,000        6,774,228
   (Discount Note), 12/22/04                          2,500,000        2,489,635
U.S. Treasury Bills
   12/16/04                                             230,000          229,213
                                                                  --------------
                                                                      45,193,076
                                                                  --------------
Time Deposit (0.5%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04                                    10,352,786       10,352,786
                                                                  --------------
Total Short-Term Debt Securities (6.1%)
   (Amortized Cost $111,741,306)                                     111,741,306
                                                                  --------------
Total Investments (98.4%)
   (Cost/Amortized Cost $1,755,662,609)                            1,799,793,897
Other Assets Less Liabilities (1.6%)                                  28,642,249
                                                                  --------------
Net Assets (100%)                                                 $1,828,436,146
                                                                  ==============

----------
*    Non-income producing.
+    Securities (totaling $170,900 or 0.01% of net assets) valued at fair value.
(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified At September 30, 2004, institutional buyers. the market value of these securities amounted to $379,764,840 or 20.77% of net assets.
(b)  Illiquid security.

(e) Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2004. Maturity date disclosed is the ultimate maturity date.
(h)  Security in default.
(l)  Floating Rate Security. Rate disclosed is as of September 30, 2004.
(m) Section 4(2) Commercial Paper. Private placement for non-current transaction. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

     Glossary:
     EUR - European Currency Unit
     PIK - Payment-in-Kind Security
     REIT - Real Estate Investment Trust

At September 30, 2004, the Portfolio had the following futures contracts open:
(Note 1)

             Number of    Expiration      Original      Value at     Unrealized
Purchase     Contracts       Date          Value        9/30/04     Depreciation
----------   ---------   ------------   -----------   -----------   ------------
EURODollar      227      September-05   $55,075,875   $55,041,825     $(34,050)
                                                                      ========

At September 30, 2004, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

                                         Local
                                       Contract                         U.S. $
                                        Amount         Cost on         Current      Unrealized
                                        (000's)   Origination Date      Value      Depreciation
                                       --------   ----------------   -----------   ------------
Foreign Currency Sell Contracts
   European Union, expiring 10/25/04    12,657       $15,365,598     $15,718,222    $(352,624)
                                                                                    =========

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                   $1,312,193,778
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                    1,079,195,852

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                          $   84,398,027
Aggregate gross unrealized depreciation                             (41,838,955)
                                                                 --------------
Net unrealized appreciation                                      $   42,559,072
                                                                 ==============
Federal income tax cost of investments                           $1,757,234,825
                                                                 ==============

The Portfolio has a net capital loss carryforward of $353,256,736 of which $78,474,177 expires in the year 2007, $68,279,453 expires in the year 2008, $114,524,895 expires in the year 2009, and $91,978,211 expires in the year 2010.

                     See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST
AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                         Number of      Value
                                                           Shares      (Note 1)
                                                         ---------   -----------
COMMON STOCKS:
Australia (2.0%)
BlueScope Steel Ltd.                                       182,070   $ 1,147,377
James Hardie Industries N.V.                                34,364       143,375
News Corp., Ltd.                                            90,864       750,976
News Corp., Ltd. (ADR)                                      62,034     2,039,057
News Corp., Ltd. (Preferred ADR)                            76,300     2,390,479
Orica Ltd.                                                  23,700       296,991
Qantas Airways Ltd.                                        422,600     1,056,081
Westpac Banking Corp.                                       22,244       285,674
                                                                     -----------
                                                                       8,110,010
                                                                     -----------
Austria (0.6%)
Erste Bank der Oesterreichischen Sparkassen AG              34,492     1,435,109
OMV AG^                                                      4,400     1,013,720
                                                                     -----------
                                                                       2,448,829
                                                                     -----------
Belgium (1.0%)
Agfa Gevaert N.V.                                            5,300       153,704
Delhaize Group^                                             33,500     2,128,198
Dexia                                                       43,100       800,812
KBC Bancassurance Holding                                   15,700     1,021,768
                                                                     -----------
                                                                       4,104,482
                                                                     -----------
Bermuda (1.0%)
Tyco International Ltd.                                    136,517     4,185,611
                                                                     -----------
Brazil (0.6%)
Natura Cosmeticos S.A.                                      31,634       639,540
Natura Cosmeticos S.A.(S)                                    7,000       141,518
Uniao de Bancos Brasileiros S.A. (GDR)                      64,261     1,557,044
                                                                     -----------
                                                                       2,338,102
                                                                     -----------
Canada (2.8%)
Alcan, Inc.                                                 29,100     1,391,134
Bank of Nova Scotia^                                        65,400     1,909,470
BCE, Inc.^                                                  32,500       699,795
Manulife Financial Corp.                                    44,900     1,965,517
Nexen, Inc.                                                 21,300       887,816
Royal Bank of Canada^                                       11,478       543,721
Shoppers Drug Mart Corp.*                                   81,245     2,195,550
Talisman Energy, Inc.                                       70,324     1,822,073
TELUS Corp.                                                  9,700       200,814
                                                                     -----------
                                                                      11,615,890
                                                                     -----------
China (0.3%)
China Telecom Corp., Ltd. (ADR)                             42,427     1,370,392
                                                                     -----------
Denmark (0.3%)
Danske Bank A/S                                             41,500     1,090,902
                                                                     -----------
Finland (0.6%)
Nokia OYJ                                                  170,951     2,352,518
                                                                     -----------
France (9.0%)
Assurances Generales de France                              49,900     3,126,679
BNP Paribas S.A.                                            55,299     3,571,430
Credit Agricole S.A.^                                       59,514     1,623,204
France Telecom S.A.(S)                                       8,532       212,571
France Telecom S.A.                                         85,046     2,118,880
JC Decaux S.A.*^                                            64,925     1,475,654
Lafarge S.A.(S)                                                692        60,549
Lafarge S.A.                                                13,395     1,172,048
Renault S.A.                                                87,381     7,146,516
Sanofi-Aventis ^                                            68,062     4,936,727
Societe Generale                                            22,300     1,973,383
Total S.A.                                                  47,247     9,623,647
                                                                     -----------
                                                                      37,041,288
                                                                     -----------
Germany (5.5%)
AMB Generali Holding AG                                      3,200       225,666
Bayer AG                                                    35,244       963,007
Bayerische Motoren Werke (BMW) AG                           50,137     2,064,256
Continental AG                                              44,100     2,393,545
Deutsche Bank AG (Registered)                               17,345     1,244,079

E.On AG                                                      67,101    4,937,862
Epcos AG*^                                                   48,200      730,346
Fraport AG                                                    9,510      315,956
Fresenius Medical Care AG                                     6,700      513,430
HeidelbergCement AG                                          28,808    1,347,100
MAN AG                                                       41,300    1,410,601
Merck KGaA                                                    6,300      356,019
SAP AG                                                       17,667    2,753,773
Siemens AG                                                   40,408    2,961,017
Volkswagen AG                                                11,700      449,456
                                                                      ----------
                                                                      22,666,113
                                                                      ----------
Hong Kong (2.4%)
ASM Pacific Technology^                                     418,500    1,371,198
Cheung Kong (Holdings) Ltd.                                  87,000      744,705
CNOOC Ltd. (ADR)                                             28,108    1,478,481
Esprit Holdings Ltd.(S)                                      51,500      261,527
Esprit Holdings Ltd.                                         89,000      451,959
Hang Seng Bank Ltd.                                          68,363      911,735
Johnson Electric Holdings Ltd.                              327,500      321,282
Li & Fung Ltd.                                              292,000      419,387
Shangri-La Asia Ltd.^(S)                                    356,000      383,480
Shangri-La Asia Ltd.^                                     1,772,973    1,909,833
Sun Hung Kai Properties Ltd.                                103,000      970,820
Swire Pacific Ltd., Class A                                 112,500      782,648
                                                                      ----------
                                                                      10,007,055
                                                                      ----------
Hungary (0.4%)
OTP Bank Rt. (ADR)(S)                                        31,790    1,422,587
                                                                      ----------
India (0.4%)
ICICI Bank Ltd. (ADR)                                       129,110    1,781,718
                                                                      ----------
Ireland (0.6%)
CRH plc                                                      63,141    1,509,606
Depfa Bank plc                                               81,300    1,105,672
                                                                      ----------
                                                                       2,615,278
                                                                      ----------
Italy (2.2%)
Banca Intesa S.p.A.                                         263,939    1,003,105
ENI S.p.A.                                                  235,786    5,282,946
Telecom Italia S.p.A.                                       762,925    2,354,669
Telecom Italia S.p.A. (RNC)                                 177,400      406,510
                                                                      ----------
                                                                       9,047,230
                                                                      ----------
Japan (19.0%)
Acom Co., Ltd.                                                4,630      286,500
Aiful Corp.                                                  18,800    1,843,923
Canon, Inc.                                                 182,400    8,572,626
Circle K Sunkus Co., Ltd.*^                                  23,400      566,874
Daito Trust Construction Co., Ltd.^                          11,000      445,130
Daiwa House Industry Co., Ltd.                               55,000      537,450
Fanuc Ltd.                                                   14,800      778,841
Hitachi Ltd.                                                167,000    1,009,137
Honda Motor Co., Ltd.^                                       97,400    4,719,104
Hoya Corp.                                                   16,000    1,676,723
Itochu Corp.*^                                              155,000      660,981
Japan Tobacco, Inc.(S)                                           31      259,329
Japan Tobacco, Inc.                                             300    2,509,641
JFE Holdings, Inc.                                           60,700    1,729,329
KDDI Corp.^                                                     554    2,689,198
Keyence Corp.                                                10,200    2,145,225
Kobe Steel Ltd.^                                            552,000      801,343
Millea Holdings, Inc.                                           213    2,744,273
Mitsubishi Tokyo Financial Group, Inc.                          475    3,960,668
Mitsui Chemicals, Inc.^                                      61,000      301,084
Mitsui Sumitomo Insurance Co., Ltd.^                         88,000      725,781
Nippon Electric Glass Co., Ltd.                              44,000      978,088
Nippon Meat Packers, Inc.^                                   47,000      628,571
Nippon Mining Holdings, Inc.                                174,000      880,933
Nippon Telegraph & Telephone Corp.                              610    2,429,706
Nissan Motor Co., Ltd.^                                     507,800    5,528,830
NTT DoCoMo, Inc.^                                               453      768,598
Oji Paper Co., Ltd.^                                         41,000      231,756
Promise Co., Ltd.^                                           30,800    2,014,862
Ricoh Co., Ltd.                                              35,000      658,939
Rohm Co., Ltd.                                                7,500      753,981
Sammy Corp.^                                                 23,100    1,131,788
Shin-Etsu Chemical Co., Ltd.^                                33,300    1,196,461
Shionogi & Co., Ltd.^                                        48,000      687,674
Sony Corp.^                                                  88,200    3,008,955

Sumitomo Corp.^                                              65,000      483,600
Sumitomo Heavy Industries Ltd.*                             372,000    1,100,322
Sumitomo Metal Industries Ltd.^                             546,000      648,968
Sumitomo Mitsui Financial Group, Inc.                           737    4,212,766
Takeda Pharmaceutical Co., Ltd.                              38,300    1,737,513
Tanabe Seiyaku Co., Ltd.                                     10,000       89,008
Tokyo Electric Power Co., Inc.^                              66,300    1,425,677
Toyota Motor Corp.                                           85,500    3,273,692
UFJ Holdings, Inc.*                                             374    1,638,997
Uny Co., Ltd.                                                44,000      452,316
Yamada Denki Co., Ltd.^                                      62,300    2,147,983
Yamato Transport Co., Ltd.^                                  93,000    1,280,053
                                                                      ----------
                                                                      78,353,197
                                                                      ----------
Luxembourg (0.8%)
Arcelor                                                     180,240    3,331,008
                                                                      ----------
Mexico (0.7%)
Grupo Televisa S.A. (ADR)                                    56,454    2,976,820
                                                                      ----------
Netherlands (3.7%)
ABN Amro Holdings N.V.                                      152,625    3,467,057
DSM N.V.                                                      3,400      177,358
Heineken N.V.                                                11,333      341,192
ING Groep N.V. (CVA)                                        251,502    6,347,267
Koninklijke (Royal) Philips Electronics N.V.                 76,855    1,760,170
Koninklijke Ahold N.V.*                                      12,583       80,328
Reed Elsevier N.V.                                           92,093    1,186,116
Royal Dutch Petroleum Co.                                     7,300      375,992
TPG N.V.                                                     31,793      776,707
Unilever N.V. (CVA)                                           6,400      368,188
VNU N.V.(S)                                                     225        5,785
VNU N.V.                                                     16,581      426,287
                                                                      ----------
                                                                      15,312,447
                                                                      ----------
Norway (0.4%)
Golar LNG Ltd.*                                              91,200    1,436,114
Yara International ASA*                                      32,400      344,143
                                                                      ----------
                                                                       1,780,257
                                                                      ----------
Russia (0.4%)
Mobile Telesystems (ADR)                                     11,105    1,610,114
                                                                      ----------
Singapore (1.2%)
CapitaLand Ltd.                                           1,304,000    1,386,410
Flextronics International Ltd.*                              68,800      911,600
Singapore Telecommunications Ltd.                         1,382,785    1,921,903
United Overseas Bank Ltd.                                   110,000      895,106
                                                                      ----------
                                                                       5,115,019
                                                                      ----------
South Korea (2.4%)
Hyundai Motor Co.                                            18,500      853,105
Korea Electric Power Corp.                                   41,350      781,035
KT Corp.                                                     15,520      502,058
POSCO                                                         7,525    1,120,745
Samsung Electronics Co., Ltd.                                16,669    6,629,963
                                                                      ----------
                                                                       9,886,906
                                                                      ----------
Spain (2.8%)
Altadis S.A.                                                 17,700      602,345
Banco Santander Central Hispano S.A.^                       198,284    1,935,672
Endesa S.A.^                                                 70,300    1,338,502
Repsol YPF S.A.^                                             94,300    2,070,692
Sogecable S.A.*^                                             69,349    2,790,660
Telefonica S.A.                                             198,199    2,966,266
                                                                      ----------
                                                                      11,704,137
                                                                      ----------
Sweden (0.6%)
Nordea Bank AB                                               97,500      796,853
Svenska Cellulosa AB, Class B                                46,600    1,811,461
                                                                      ----------
                                                                       2,608,314
                                                                      ----------
Switzerland (10.4%)
Baloise Holding AG                                           19,200      741,892
Credit Suisse Group*                                         67,000    2,138,184
Givaudan S.A. (Registered)^                                     505      306,955
Micronas Semiconductor Holding AG (Registered)*              24,900    1,056,859
Nestle S.A. (Registered)                                     31,162    7,137,288
Novartis AG (Registered)                                     81,311    3,789,781
Roche Holding AG                                             75,312    7,780,290
Swiss Reinsurance (Registered)                               37,539    2,159,988
Syngenta AG*                                                 35,809    3,412,566
Synthes, Inc.                                                30,685    3,342,004
UBS AG (Registered)                                         129,757    9,134,082

Xstrata plc                                                115,680     1,901,750
                                                                     -----------
                                                                      42,901,639
                                                                     -----------
Taiwan (0.5%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)         276,844     1,976,666
                                                                     -----------
United Kingdom (20.7%)
Abbey National plc                                          48,100       487,420
Associated British Foods plc                                45,000       540,693
Aviva plc                                                  211,100     2,091,427
Barclays plc                                               456,919     4,382,131
Boots Group plc                                            113,279     1,315,996
BP plc                                                     470,700     4,493,005
British American Tobacco plc                               151,698     2,198,784
BT Group plc                                               175,081       569,480
Cadbury Schweppes plc                                      131,549     1,011,688
Carnival plc                                                40,758     2,003,885
Centrica plc                                               194,934       885,384
Compass Group plc                                           15,693        62,616
Diageo plc                                                 113,734     1,420,070
EMI Group plc                                              914,615     3,653,501
Enterprise Inns plc                                         32,414       334,332
GlaxoSmithKline plc                                        187,323     4,037,134
GUS plc                                                     28,561       465,143
HBOS plc                                                    67,000       904,449
HSBC Holdings plc                                          345,107     5,476,759
Intercontinental Hotels Group plc                          437,987     4,981,232
Kingfisher plc                                             239,363     1,335,151
Lloyds TSB Group plc                                       111,600       871,395
Pearson plc                                                 63,700       681,235
Persimmon plc                                               29,100       348,332
Prudential plc                                             112,401       916,295
Punch Taverns plc                                          114,700     1,046,078
Reed Elsevier plc                                          543,916     4,773,576
Rexam plc                                                   74,527       571,133
RMC Group plc                                              106,800     1,641,742
Royal & Sun Alliance Insurance Group plc                   474,400       613,792
Royal Bank of Scotland Group plc                           177,476     5,125,577
Royal Bank of Scotland Group plc(S)                         42,347     1,222,998
SABMiller plc                                               67,100       885,764
Sainsbury (J) plc                                          209,612       966,275
Shell Transport & Trading Co. plc (Registered)             140,500     1,030,950
Shire Pharmaceuticals Group plc                             26,500       250,674
Signet Group plc                                           264,300       547,612
Smith & Nephew plc                                         151,725     1,394,733
Smiths Group plc                                            35,925       482,360
Taylor Woodward plc                                         77,500       369,182
Tesco plc(S)                                                39,690       204,869
Tesco plc                                                  459,429     2,371,452
Tomkins plc                                                120,675       578,673
Travis Perkins plc                                          11,348       294,879
Trinity Mirror plc                                          65,300       777,516
Unilever plc^                                              239,772     1,951,371
Vodafone Group plc                                       3,589,010     8,588,960
Whitbread plc                                               69,127     1,030,731
Wimpey (George) plc                                        132,500       963,856
Wolseley plc                                                95,764     1,634,987
WPP Group plc                                               75,062       698,837
                                                                     -----------
                                                                      85,486,114
                                                                     -----------
United States (1.3%)
NTL, Inc.*                                                  56,858     3,529,176
Wynn Resorts Ltd.*                                          33,454     1,729,237
                                                                     -----------
                                                                       5,258,413
                                                                     -----------
Total Common Stocks (94.6%)
   (Cost $363,514,734)                                               390,499,056
                                                                     -----------
SHORT-TERM SECURITIES:
Short-Term Funds of Cash Collateral for
   Securities Loaned (0.2%)
JPMorgan Securities Lending Collateral
   Investment Fund                                         852,209       852,209
                                                                     -----------

                                                           Principal
                                                            Amount
                                                          ----------
Short-Term Investments of Cash Collateral for
   Securities Loaned (10.6%)
ABN Amro Bank NV
   1.17%, 12/30/04 (l)                                    $1,253,249   1,253,249
Allied Irish Bank plc
   1.14%, 12/20/04 (l)                                     1,253,249   1,253,249

Barclays Bank London
   1.60%, 10/19/04                                         502,685      502,685
Caja de Madrid
   1.23%, 10/22/04                                       1,253,248    1,253,248
Capital One,
   Series 02-A2 A2
   1.75%, 9/15/05 (l)                                    1,005,293    1,005,293
CDC IXIS Capital Markets
   1.64%, 10/7/04                                        1,102,859    1,102,859
Citigroup Global Markets, Inc.
   1.95%, 10/7/04 (l)                                    1,253,249    1,253,249
Credit Suisse First Boston LLC
   1.68%, 10/5/04                                          253,312      253,312
Depfa Bank Europe plc
   1.63%, 10/29/04                                         751,949      751,949
Deutsche Bank Securities, Inc.
   1.94%, 10/1/04                                        5,012,994    5,012,994
   1.81%, 10/27/04                                         377,929      377,929
Discover Bank
   1.68%, 10/8/04                                          751,949      751,949
   1.80%, 11/10/04                                         501,299      501,299
Galaxy Funding, Inc.
   1.74%, 11/3/04                                        1,000,127    1,000,127
Greenwich Capital Holdings, Inc.
   1.95%, 10/1/04                                       12,521,747   12,521,747
Halogen Funding Co. LLC
   1.86%, 10/14/04                                       1,003,013    1,003,013
Hartford Life, Inc.
   1.78%, 09/30/05 (l)                                     401,040      401,040
HBOS Treasury Services plc
   1.64%, 10/7/04                                          501,299      501,299
Household Finance Corp.
   1.80%, 10/4/04                                        1,252,058    1,252,058
Lehman Brothers, Inc.
   2.06%, 12/31/04 (l)                                     175,455      175,455
Mane Funding Corp.
   1.60%, 10/22/04                                         998,525      998,525
Mont Blanc Capital Corp.
   1.79%, 10/20/04                                       1,001,103    1,001,103
Monumental Global Funding II
   1.57%, 7/1/05 (l)                                       552,514      552,514
New York Life Insurance Co.
   1.76%, 12/31/04 (l)                                   1,253,249    1,253,249
Nordea Bank NY
   1.85%, 9/6/05 (l)                                     1,252,650    1,252,650
PB Finance Delaware, Inc.
   1.80%, 10/26/04                                         750,746      750,746
Scaldis Capital LLC
   1.80%, 10/29/04                                       1,251,431    1,251,431
Sun Trust Bank,
   1.72%, 5/17/06 (l)                                    1,253,249    1,253,249
Wachovia Bank N.A.
   1.94%, 11/15/04 (l)                                     952,672      952,672
Washington Mutual Bank
   1.68%, 11/12/04                                       1,249,159    1,249,159
Wells Fargo Bank N.A./San Francisco
   1.60%, 10/1/04                                        1,253,248    1,253,248
                                                                   ------------
                                                                     43,896,549
                                                                   ------------
Time Deposit (3.8%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04                                       15,647,557   15,647,557
                                                                   ------------
Total Short-Term Securities (14.6%)
   (Amortized Cost $60,396,315)                                      60,396,315
                                                                   ------------
Total Investments (109.2%)
   (Cost/Amortized Cost $423,911,049)                               450,895,371
Other Assets Less Liabilities (-9.2%)                               (38,309,665)
                                                                   ------------
Net Assets (100%)                                                  $412,585,706
                                                                   ------------

Market Sector Diversification
As a Percentage of Total Equity Investments
Consumer Discretionary                                                     21.3%
Consumer Staples                                                            7.8
Energy                                                                      7.8
Financials
   Capital Markets                                                  3.2
   Commercial Banks                                                14.7
   Consumer Finance                                                 1.1
   Diversified Financials Services                                  1.8
   Insurance                                                        3.9
   Real Estate                                                      0.8
                                                                   ----
Total Financials                                                           25.5
Health Care                                                                 7.4
Industrials                                                                 4.6
Information Technology                                                      8.6
Materials                                                                   7.1
Telecommunications Services                                                 7.5
Utilities                                                                   2.4
                                                                          -----
                                                                          100.0%
                                                                          =====

----------
*    Non-income producing.
^    All, or a portion of security out on loan (See Note 1).
(s) Securities exempt from registration under Rule 144A of the securities Act of 1933. These Securities may only be resold to qualified institutional buyers. At September 30, 2004, the market value of these securities amounted to $4,175,213 or 1.01% of net assets.

(l)  Floating Rate Security. Rate disclosed is as of September 30, 2004.

     Glossary:

     ADR - American Depositary Receipt
     CVA - Dutch Certification
     GDR - Global Depositary Receipt
     RNC - Risparmio Non-Convertible Savings Shares

At September 30, 2004, the Portfolio had the following futures contracts open:
(Note 1)

                                Number of    Expiration    Original     Value at     Unrealized
Purchases:                      Contracts       Date         Value       9/30/04    Appreciation
----------                      ---------   -----------   ----------   ----------   ------------
Dow Jones Euro Stock 50 Index       18      December-04   $  622,280   $  610,990      $11,290
TOPIX Index                         10      December-04    1,035,167    1,000,317       34,850
                                                                                       -------
                                                                                       $46,140
                                                                                       =======

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                     $312,549,055
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                       99,384,162

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                            $ 33,199,784
Aggregate gross unrealized depreciation                              (7,490,022)
                                                                   ------------
Net unrealized appreciation                                        $ 25,709,762
                                                                   ============

Federal income tax cost of investments                             $425,185,609
                                                                   ============

At September 30, 2004, the Portfolio had loaned securities with a total value of $42,800,554. This was secured by collateral of $44,748,758 which was received as cash and subsequently invested in short-term investments and funds as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $412,895 which expires in the year 2010.

For the nine months ended September 30, 2004, the Portfolio incurred approximately $125 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

                     See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                         Number of      Value
                                                           Shares      (Note 1)
                                                         ---------   -----------
COMMON STOCKS:
Consumer Discretionary (15.6%)
Auto Components (0.6%)
American Axle & Manufacturing Holdings, Inc.                 4,300   $   125,818
Autoliv, Inc.                                                5,925       239,370
BorgWarner, Inc.                                             4,200       181,818
Dana Corp.                                                   6,800       120,292
Johnson Controls, Inc.                                         850        48,289
Lear Corp.                                                   1,825        99,371
Magna International, Inc., Class A                           2,850       211,128
                                                                     -----------
                                                                       1,026,086
                                                                     -----------
Automobiles (0.2%)
General Motors Corp.                                         7,000       297,360
                                                                     -----------
Hotels, Restaurants & Leisure (1.6%)
Hilton Hotels Corp.                                         42,490       800,512
McDonald's Corp.                                            39,240     1,099,897
Royal Caribbean Cruises Ltd.^                               18,075       788,070
                                                                     -----------
                                                                       2,688,479
                                                                     -----------
Household Durables (0.7%)
American Greetings Corp., Class A*^                         38,400       964,608
Pulte Homes, Inc.                                            1,200        73,644
Whirlpool Corp.                                              2,700       162,243
                                                                     -----------
                                                                       1,200,495
                                                                     -----------
Media (5.5%)
Cablevision Systems New York Group, Class A*^                6,574       133,321
Comcast Corp., Class A*                                     16,755       473,161
Comcast Corp., Special Class A*                             44,220     1,234,622
DIRECTV Group, Inc.*                                        87,823     1,544,807
Fox Entertainment Group, Inc., Class A*                     42,900     1,190,046
Gemstar-TV Guide International, Inc.*                       72,245       408,184
Interpublic Group of Cos., Inc.*                            17,600       186,384
Liberty Media Corp., Class A*                               64,617       563,460
Time Warner, Inc.*                                         174,920     2,823,209
Viacom, Inc., Class B                                       13,240       444,334
                                                                     -----------
                                                                       9,001,528
                                                                     -----------
Multiline Retail (2.2%)
Federated Department Stores, Inc.                            6,525       296,431
May Department Stores Co.                                    9,100       233,233
Nordstrom, Inc.                                              3,200       122,368
Saks, Inc.*                                                 12,700       153,035
Sears, Roebuck & Co.                                         5,625       224,156
Target Corp.                                                55,725     2,521,556
                                                                     -----------
                                                                       3,550,779
                                                                     -----------
Specialty Retail (3.8%)
Foot Locker, Inc.                                            2,000        47,400
Home Depot, Inc.                                            45,890     1,798,888
Limited Brands                                              15,800       352,182
Linens 'N Things, Inc.*                                     39,958       925,827
Lowe's Cos., Inc.                                           30,345     1,649,251
Office Depot, Inc.*                                         16,300       244,989
Staples, Inc.                                               36,010     1,073,818
TJX Cos., Inc.                                               4,000        88,160
                                                                     -----------
                                                                       6,180,515
                                                                     -----------
Textiles, Apparel & Luxury Goods (1.0%)
Jones Apparel Group, Inc.                                    7,200       257,760
Liz Claiborne, Inc.                                          2,100        79,212
Nike, Inc., Class B                                         12,005       945,994
Reebok International Ltd.                                    1,800        66,096
V.F. Corp.                                                   5,300       262,085
                                                                     -----------
                                                                       1,611,147
                                                                     -----------
Total Consumer Discretionary                                          25,556,389
                                                                     -----------
Consumer Staples (4.5%)
Beverages (0.9%)
Adolph Coors Co., Class B                                    3,300      224,136
Coca-Cola Co.                                               12,475      499,624
PepsiCo, Inc.                                               14,575      709,074
                                                                     -----------
                                                                      1,432,834
                                                                     -----------

Food & Staples Retailing (1.2%)
Albertson's, Inc.^                                            3,200       76,576
Costco Wholesale Corp.                                       14,140      587,658
Kroger Co.*                                                  19,500      302,640
Safeway, Inc.*                                               10,000      193,100
Wal-Mart Stores, Inc.                                        14,575      775,390
                                                                      ----------
                                                                       1,935,364
                                                                      ----------
Food Products (0.4%)
Archer-Daniels-Midland Co.                                    2,300       39,054
Kraft Foods, Inc., Class A                                    8,800      279,136
Sara Lee Corp.                                                7,000      160,020
Unilever N.V. (N.Y. Shares)^                                  4,000      231,200
                                                                      ----------
                                                                         709,410
                                                                      ----------
Household Products (1.3%)
Colgate-Palmolive Co.                                        21,600      975,888
Procter & Gamble Co.                                         22,570    1,221,489
                                                                      ----------
                                                                       2,197,377
                                                                      ----------
Tobacco (0.7%)
Altria Group, Inc.                                           16,250      764,400
UST, Inc.                                                     8,100      326,106
                                                                      ----------
                                                                       1,090,506
                                                                      ----------
Total Consumer Staples                                                 7,365,491
                                                                      ----------
Energy (6.3%)
Energy Equipment & Services (0.4%)
Halliburton Co.                                              18,540      624,613
                                                                      ----------
Oil & Gas (5.9%)
BP plc (ADR)                                                  5,300      304,909
ChevronTexaco Corp.                                          16,350      877,014
ConocoPhillips                                                6,891      570,919
Exxon Mobil Corp.                                           107,325    5,187,017
Marathon Oil Corp.                                            8,500      350,880
Occidental Petroleum Corp.                                    7,000      391,510
Unocal Corp.                                                 45,800    1,969,400
                                                                      ----------
                                                                       9,651,649
                                                                      ----------
Total Energy                                                          10,276,262
                                                                      ----------
Financials (19.1%)
Capital Markets (3.7%)
Bank of New York Co., Inc.                                   57,200    1,668,524
E*Trade Financial Corp.*                                     56,205      641,861
Goldman Sachs Group, Inc.                                     5,125      477,855
Lehman Brothers Holdings, Inc.                                5,125      408,565
Merrill Lynch & Co., Inc.                                     4,600      228,712
Morgan Stanley                                               28,280    1,394,204
T. Rowe Price Group, Inc.                                    23,900    1,217,466
                                                                      ----------
                                                                       6,037,187
                                                                      ----------
Commercial Banks (4.3%)
Bank of America Corp.                                        54,000    2,339,820
Comerica, Inc.                                                6,050      359,067
Huntington Bancshares, Inc.                                   7,150      178,107
KeyCorp                                                       7,975      252,010
Lloyds TSB Group plc                                        127,100      992,423
National City Corp.                                          10,250      395,855
PNC Financial Services Group, Inc.                            5,100      275,910
SunTrust Banks, Inc.                                          5,225      367,892
U.S. Bancorp                                                 15,350      443,615
Wachovia Corp.                                               10,900      511,755
Wells Fargo & Co.                                            14,950      891,468
                                                                      ----------
                                                                       7,007,922
                                                                      ----------
Consumer Finance (1.6%)
American Express Co.                                         29,615    1,523,988
Capital One Financial Corp.                                   1,000       73,900
SLM Corp.                                                    21,420      955,332
                                                                      ----------
                                                                       2,553,220
                                                                      ----------
Diversified Financial Services (1.8%)
Citigroup, Inc.                                              43,695    1,927,824
JPMorgan Chase & Co.                                         26,303    1,045,018
                                                                      ----------
                                                                       2,972,842
                                                                      ----------
Insurance (5.4%)
Ace Ltd.                                                      3,900      156,234
Allstate Corp.                                               20,445      981,156
American International Group, Inc.                           24,425    1,660,656
AON Corp.                                                    41,400    1,189,836
Chubb Corp.                                                   4,350      305,718
Genworth Financial, Inc., Class A*                           12,800      298,240

Hartford Financial Services Group, Inc.                       5,300      328,229
Lincoln National Corp.                                       18,600      874,200
Manulife Financial Corp.                                      9,008      394,460
MBIA, Inc.                                                    4,700      273,587
Metlife, Inc.                                                 8,750      338,187
PartnerReinsurance Ltd.                                         900       49,221
St. Paul Travelers Cos., Inc.                                52,499    1,735,617
XL Capital Ltd., Class A                                      4,400      325,556
                                                                      ----------
                                                                       8,910,897
                                                                      ----------
Thrifts & Mortgage Finance (2.3%)
Astoria Financial Corp.                                       5,500      195,195
Fannie Mae                                                   32,695    2,072,863
Freddie Mac                                                   8,100      528,444
Golden West Financial Corp.                                   1,600      177,520
MGIC Investment Corp.                                         4,400      292,820
Washington Mutual, Inc.                                      11,725      458,213
                                                                      ----------
                                                                       3,725,055
                                                                      ----------
Total Financials                                                      31,207,123
                                                                      ----------
Health Care (16.2%)
Biotechnology (2.5%)
Amgen, Inc.*                                                 36,950    2,094,326
Genentech, Inc.*                                             37,180    1,948,976
                                                                      ----------
                                                                       4,043,302
                                                                      ----------
Health Care Equipment & Supplies (2.1%)
Biomet, Inc.                                                 13,455      630,770
Guidant Corp.                                                18,100    1,195,324
Medtronic, Inc.                                              31,435    1,631,477
                                                                      ----------
                                                                       3,457,571
                                                                      ----------
Health Care Providers & Services (5.5%)
Anthem, Inc.*^                                               12,500    1,090,625
Cardinal Health, Inc.                                        13,500      590,895
Caremark Rx, Inc.*                                           59,590    1,911,051
Eclipsys Corp.*^                                             57,000      889,200
HCA, Inc.                                                     2,500       95,375
Health Management Associates, Inc., Class A^                 61,400    1,254,402
Medco Health Solutions, Inc.*                                10,100      312,090
UnitedHealth Group, Inc.                                     38,685    2,852,632
                                                                      ----------
                                                                       8,996,270
                                                                      ----------
Pharmaceuticals (6.1%)
Abbott Laboratories                                           8,900      377,004
AstraZeneca plc (ADR)                                         6,000      246,780
Bristol-Myers Squibb Co.                                     20,075      475,175
Eli Lilly & Co.                                              10,615      637,431
GlaxoSmithKline plc (ADR)^                                    6,400      279,872
Johnson & Johnson                                            19,575    1,102,660
Merck & Co., Inc.                                            17,775      586,575
Pfizer, Inc.                                                153,245    4,689,297
Sanofi-Aventis (ADR)^                                        35,175    1,287,756
Wyeth                                                         6,300      235,620
                                                                      ----------
                                                                       9,918,170
                                                                      ----------
Total Health Care                                                     26,415,313
                                                                      ----------
Industrials (10.8%)
Aerospace & Defense (1.5%)
Boeing Co.                                                   10,000      516,200
General Dynamics Corp.                                        1,000      102,100
Goodrich Corp.                                               10,200      319,872
Honeywell International, Inc.                                10,600      380,116
United Technologies Corp.                                    12,785    1,193,863
                                                                      ----------
                                                                       2,512,151
                                                                      ----------
Air Freight & Logistics (1.3%)
FedEx Corp.                                                  24,330    2,084,838
United Parcel Service, Inc./Georgia, Class B                    600       45,552
                                                                      ----------
                                                                       2,130,390
                                                                      ----------
Airlines (0.8%)
Southwest Airlines Co.                                       95,358    1,298,776
                                                                      ----------

Commercial Services & Supplies (0.6%)
Cendant Corp.                                                 4,100       88,560
FTI Consulting, Inc.*^                                       32,300      610,470
R.R. Donnelley & Sons Co.                                    10,100      316,332
                                                                      ----------
                                                                       1,015,362
                                                                      ----------
Electrical Equipment (0.2%)
Cooper Industries Ltd., Class A                               2,225      131,275

Hubbell, Inc., Class B                                        3,800      170,354
                                                                      ----------
                                                                         301,629
                                                                      ----------
Industrial Conglomerates (4.6%)
General Electric Co.                                        156,765    5,264,169
Textron, Inc.                                                 5,300      340,631
Tyco International Ltd.                                      61,550    1,887,123
                                                                      ----------
                                                                       7,491,923
                                                                      ----------
Machinery (0.6%)
Crane Co.                                                     2,300       66,516
Eaton Corp.                                                   5,450      345,584
Ingersoll-Rand Co., Class A                                   3,800      258,286
Parker-Hannifin Corp.                                         5,450      320,787
                                                                      ----------
                                                                         991,173
                                                                      ----------
Road & Rail (1.2%)
Burlington Northern Santa Fe Corp.                            6,000      229,860
CSX Corp.                                                     7,300      242,360
Norfolk Southern Corp.                                        6,200      184,388
Union Pacific Corp.                                          22,900    1,341,940
                                                                      ----------
                                                                       1,998,548
                                                                      ----------
Total Industrials                                                     17,739,952
                                                                      ----------
Information Technology (16.3%)
Communications Equipment (3.3%)
ADC Telecommunications, Inc.*^                               66,200      119,822
Cisco Systems, Inc.*                                        100,095    1,811,719
Corning, Inc.*                                               32,200      356,776
Lucent Technologies, Inc.*^                                  22,800       72,276
Motorola, Inc.                                              112,865    2,036,085
Nortel Networks Corp.*                                       47,800      162,520
QUALCOMM, Inc.                                               12,600      491,904
Tellabs, Inc.*                                               29,450      270,646
                                                                      ----------
                                                                       5,321,748
                                                                      ----------
Computers & Peripherals (2.2%)
Dell, Inc.*                                                  28,110    1,000,716
Hewlett-Packard Co.                                          28,700      538,125
International Business Machines Corp.                         6,975      598,036
Lexmark International, Inc., Class A*                        18,290    1,536,543
                                                                      ----------
                                                                       3,673,420
                                                                      ----------
Electronic Equipment & Instruments (0.9%)
Arrow Electronics, Inc.*                                     10,000      225,800
Avnet, Inc.*                                                  9,700      166,064
Celestica, Inc.*                                              5,200       66,040
Flextronics International Ltd.*                              14,900      197,425
Ingram Micro, Inc., Class A*                                  4,300       69,230
Sanmina-SCI Corp.*                                           13,300       93,765
Solectron Corp.*                                             53,100      262,845
Tech Data Corp.*                                              5,875      226,481
Vishay Intertechnology, Inc.*                                10,900      140,610
                                                                      ----------
                                                                       1,448,260
                                                                      ----------
Internet Software & Services (1.0%)
Yahoo!, Inc.*                                                49,900    1,692,109
                                                                      ----------
IT Services (0.6%)
Affiliated Computer Services, Inc., Class A*                 17,550      977,009
                                                                      ----------
Semiconductors & Semiconductor Equipment (2.9%)
Agere Systems, Inc., Class A*                                65,000       68,250
Applied Materials, Inc.*                                     55,680      918,163
Atmel Corp.*                                                 18,800       68,056
Intel Corp.                                                  20,600      413,236
Samsung Electronics Co., Ltd. (GDR)(S)^                       5,495    1,092,796
Texas Instruments, Inc.                                     101,010    2,149,493
                                                                      ----------
                                                                       4,709,994
                                                                      ----------
Software (5.4%)
Electronic Arts, Inc.*                                       24,950    1,147,450
Intuit, Inc.*                                                11,755      533,677
Microsoft Corp.                                             256,315    7,087,110
Oracle Corp.*                                                 5,100       57,528
                                                                      ----------
                                                                       8,825,765
                                                                      ----------
Total Information Technology                                          26,648,305
                                                                      ----------
Materials (2.9%)
Chemicals (0.2%)
Eastman Chemical Co.                                          1,300       61,815
Monsanto Co.                                                  2,200       80,124
PPG Industries, Inc.                                          1,800      110,304
                                                                      ----------
                                                                         252,243
                                                                      ----------

Construction Materials (0.3%)
Martin Marietta Materials, Inc.                              3,800       172,026
Vulcan Materials Co.                                         5,600       285,320
                                                                     -----------
                                                                         457,346
                                                                     -----------
Containers & Packaging (0.7%)
Smurfit-Stone Container Corp.*                              42,600       825,162
Temple-Inland, Inc.                                          4,300       288,745
                                                                     -----------
                                                                       1,113,907
                                                                     -----------
Metals & Mining (1.3%)
Alcan, Inc.                                                  6,300       301,140
Alcoa, Inc.                                                 11,800       396,362
Rio Tinto plc (ADR)^                                         7,875       855,619
United States Steel Corp.                                   10,000       376,200
Worthington Industries, Inc.                                 7,600       162,260
                                                                     -----------
                                                                       2,091,581
                                                                     -----------
Paper & Forest Products (0.4%)
Georgia-Pacific Corp.                                        8,900       319,955
MeadWestvaco Corp.                                          11,000       350,900
                                                                     -----------
                                                                         670,855
                                                                     -----------
Total Materials                                                        4,585,932
                                                                     -----------
Telecommunication Services (3.3%)
Diversified Telecommunication Services (1.6%)
Alltel Corp.                                                26,100     1,433,151
SBC Communications, Inc.                                     5,200       134,940
Sprint Corp.                                                34,650       697,505
Verizon Communications, Inc.                                 8,000       315,040
                                                                     -----------
                                                                       2,580,636
                                                                     -----------
Wireless Telecommunication Services (1.7%)
Crown Castle International Corp.*^                          24,600       366,048
Nextel Communications, Inc., Class A*                       49,000     1,168,160
NII Holdings, Inc.*^                                        31,400     1,293,994
                                                                     -----------
                                                                       2,828,202
                                                                     -----------
Total Telecommunication Services                                       5,408,838
                                                                     -----------
Utilities (1.3%)
Electric Utilities (1.1%)
Alliant Energy Corp.                                         6,900       171,672
American Electric Power Co., Inc.                            9,475       302,821
Entergy Corp.                                                4,300       260,623
Exelon Corp.                                                10,000       366,900
FirstEnergy Corp.                                            7,400       303,992
Northeast Utilities                                         11,500       222,985
PPL Corp.                                                    2,050        96,719
Xcel Energy, Inc.                                            2,000        34,640
                                                                     -----------
                                                                       1,760,352
                                                                     -----------
Multi-Utilities & Unregulated Power (0.2%)
Constellation Energy Group, Inc.                             2,625       104,580
Sempra Energy                                                9,100       329,329
                                                                     -----------
                                                                         433,909
                                                                     -----------
Total Utilities                                                        2,194,261
                                                                     -----------
Total Common Stocks (96.3%)
   (Cost $145,011,448)                                               157,397,866
                                                                     -----------

                                                         Principal
                                                          Amount
                                                        ----------
SHORT-TERM SECURITIES:
Government Security (2.5%)
Federal Home Loan Bank
   (Discount Note), 10/1/04                             $4,100,000     4,099,812
                                                                     -----------

                                                          Number
                                                         of Shares
                                                        ----------
Short-Term Funds of Cash Collateral for Securities
   Loaned (0.1%)
JPMorgan Securities Lending Collateral
   Investment Fund                                         198,520       198,520
                                                                     -----------

                                                         Principal
                                                          Amount
                                                        ----------
Short-Term Investments of Cash Collateral for
   Securities Loaned (6.3%)
ABN Amro Bank NV
   1.17%, 12/30/04 (l)                                    $291,941       291,941
Allied Irish Bank plc
   1.14%, 12/20/04 (l)                                     291,942       291,942
Barclays Bank London
   1.60%, 10/19/04                                         117,099       117,099
Caja de Madrid
   1.23%, 10/22/04                                         291,941       291,941

Capital One,
   Series 02-A2 A2
   1.75%, 9/15/05 (l)                                    234,181        234,181
CDC IXIS Capital Markets
   1.64%, 10/7/04                                        256,909        256,909
Citigroup Global Markets, Inc.
   1.95%, 10/7/04 (l)                                    291,941        291,941
Credit Suisse First Boston LLC
   1.68%, 10/5/04                                         59,008         59,008
Depfa Bank Europe plc
   1.63%, 10/29/04                                       175,165        175,165
Deutsche Bank Securities, Inc.
   1.94%, 10/1/04                                      1,167,766      1,167,766
   1.81%, 10/27/04                                        88,038         88,038
Discover Bank
   1.68%, 10/8/04                                        175,165        175,165
   1.80%, 11/10/04                                       116,777        116,777
Galaxy Funding, Inc.
   1.74%, 11/3/04                                        232,978        232,978
Greenwich Capital Holdings, Inc.
   1.95%, 10/1/04                                      2,916,914      2,916,914
Halogen Funding Co. LLC
   1.86%, 10/14/04                                       233,650        233,650
Hartford Life, Inc.
   1.78%, 09/30/05 (l)                                    93,421         93,421
HBOS Treasury Services plc
   1.64%, 10/7/04                                        116,777        116,777
Household Finance Corp.
   1.80%, 10/4/04                                        291,664        291,664
Lehman Brothers, Inc.
   2.06%, 12/31/04 (l)                                    40,872         40,872
Mane Funding Corp.
   1.60%, 10/22/04                                       232,604        232,604
Mont Blanc Capital Corp.
   1.79%, 10/20/04                                       233,205        233,205
Monumental Global Funding II
   1.57%, 7/1/05 (l)                                     128,707        128,707
New York Life Insurance Co.
   1.76%, 12/31/04 (l)                                   291,941        291,941
Nordea Bank NY
   1.85%, 9/6/05 (l)                                     291,802        291,802
PB Finance Delaware, Inc.
   1.80%, 10/26/04                                       174,885        174,885
Scaldis Capital LLC
   1.80%, 10/29/04                                       291,518        291,518
Sun Trust Bank,
   1.72%, 5/17/06 (l)                                    291,941        291,941
Wachovia Bank N.A.
   1.94%, 11/15/04 (l)                                   221,923        221,923
Washington Mutual Bank
   1.68%, 11/12/04                                       290,989        290,989
Wells Fargo Bank N.A./San Francisco
   1.60%, 10/1/04                                        291,942        291,942
                                                                   ------------
                                                                     10,225,606
                                                                   ------------
Time Deposit (1.3%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04                                      2,105,188      2,105,188
                                                                   ------------
Total Short-Term Securities (10.2%)
   (Amortized Cost $16,629,126)                                      16,629,126
                                                                   ------------
Total Investments (106.5%)
   (Cost/Amortized Cost $161,640,574)                               174,026,992
Other Assets Less Liabilities (-6.5%)                               (10,545,102)
                                                                   ------------
Net Assets (100%)                                                  $163,481,890
                                                                   ============

----------
*    Non-income producing
^    All, or a portion of security out on loan (See Note 1).
(S) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may only be resold to qualified institutional buyers. At September 30, 2004, the market value of this security amounted to $1,092,796 or 0.67% of net assets.
(l)  Floating Rate Security. Rate disclosed is as of September 30, 2004.

     Glossary:
     ADR - American Depositary Receipt
     GDR - Global Depositary Receipt

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                     $ 78,553,915
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                       54,588,129

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                            $ 15,589,220
Aggregate gross unrealized depreciation                              (4,275,380)
                                                                   ------------
Net unrealized appreciation                                        $ 11,313,840
                                                                   ============
Federal income tax cost of investments                             $162,713,152
                                                                   ============

At September 30, 2004, the Portfolio had loaned securities with a total value of $10,297,372. This was secured by collateral of $10,424,126 which was received as cash and subsequently invested in short-term investments and funds as reported in the portfolio of investments.

For the nine months ended September 30, 2004, the Portfolio incurred approximately $22,272 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $286,084 which expires in the year 2010.

                     See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                         Number of      Value
                                                           Shares      (Note 1)
                                                         ---------   -----------
COMMON STOCKS:
Consumer Discretionary (16.4%)
Automobiles (1.5%)
Harley-Davidson, Inc.                                       80,550   $ 4,787,892
                                                                     -----------
Hotels, Restaurants & Leisure (2.4%)
Carnival Corp.                                              30,500     1,442,345
International Game Technology                               37,000     1,330,150
Starbucks Corp.*                                           104,500     4,750,570
                                                                     -----------
                                                                       7,523,065
                                                                     -----------
Household Durables (0.2%)
Centex Corp.                                                 8,400       423,864
Lennar Corp., Class A                                        7,310       347,956
                                                                     -----------
                                                                         771,820
                                                                     -----------
Internet & Catalog Retail (5.2%)
Amazon.com, Inc.*                                          157,885     6,451,181
eBay, Inc.*                                                108,120     9,940,553
                                                                     -----------
                                                                      16,391,734
                                                                     -----------
Media (3.5%)
News Corp., Ltd. (Preferred ADR)                            53,940     1,689,940
Pixar*^                                                     45,650     3,601,785
Viacom, Inc., Class B                                       26,400       885,984
XM Satellite Radio Holdings, Inc., Class A*^               151,430     4,697,359
                                                                     -----------
                                                                      10,875,068
                                                                     -----------
Specialty Retail (2.2%)
Bed Bath & Beyond, Inc.*                                    62,740     2,328,281
Best Buy Co., Inc.                                          18,690     1,013,746
Lowe's Cos., Inc.                                           48,350     2,627,823
Williams-Sonoma, Inc.*                                      27,900     1,047,645
                                                                     -----------
                                                                       7,017,495
                                                                     -----------
Textiles, Apparel & Luxury Goods (1.4%)
Coach, Inc.*                                                39,920     1,693,406
Nike, Inc., Class B                                         33,000     2,600,400
                                                                     -----------
                                                                       4,293,806
                                                                     -----------
Total Consumer Discretionary                                          51,660,880
                                                                     -----------
Consumer Staples (7.3%)
Beverages (0.6%)
PepsiCo, Inc.                                               38,000     1,848,700
                                                                     -----------
Food & Staples Retailing (2.9%)
Sysco Corp.                                                 16,100       481,712
Wal-Mart Stores, Inc.                                       94,800     5,043,360
Walgreen Co.                                                95,700     3,428,931
                                                                     -----------
                                                                       8,954,003
                                                                     -----------
Household Products (2.0%)
Procter & Gamble Co.                                       116,460     6,302,815
                                                                     -----------
Personal Products (1.8%)
Avon Products, Inc.                                        102,910     4,495,109
Gillette Co.                                                28,300     1,181,242
                                                                     -----------
                                                                       5,676,351
                                                                     -----------
Total Consumer Staples                                                22,781,869
                                                                     -----------
Energy (1.4%)
Energy Equipment & Services (1.2%)
Baker Hughes, Inc.                                          10,400       454,688
BJ Services Co.                                             33,000     1,729,530
Schlumberger Ltd.                                           16,700     1,124,077
Smith International, Inc.*^                                 10,500       637,665
                                                                     -----------
                                                                       3,945,960
                                                                     -----------
Oil & Gas (0.2%)
XTO Energy, Inc.                                            16,500       535,920
                                                                     -----------
Total Energy                                                           4,481,880
                                                                     -----------

Financials (13.3%)
Capital Markets (3.1%)
Charles Schwab Corp.                                        224,110    2,059,571
Franklin Resources, Inc.                                     10,800      602,208
Goldman Sachs Group, Inc.                                    29,860    2,784,146
Legg Mason, Inc.^                                            17,925      954,865
Merrill Lynch & Co., Inc.                                    39,040    1,941,069
Morgan Stanley                                               29,950    1,476,535
                                                                      ----------
                                                                       9,818,394
                                                                      ----------
Commercial Banks (0.4%)
Fifth Third Bancorp                                          13,300      654,626
Wachovia Corp.                                               11,700      549,315
                                                                      ----------
                                                                       1,203,941
                                                                      ----------
Consumer Finance (0.6%)
MBNA Corp.                                                   81,190    2,045,988
                                                                      ----------
Diversified Financial Services (1.7%)
Citigroup, Inc.                                              99,990    4,411,558
JPMorgan Chase & Co.                                         21,397      850,103
                                                                      ----------
                                                                       5,261,661
                                                                      ----------
Insurance (7.1%)
Aflac, Inc.                                                 117,450    4,605,215
American International Group, Inc.                           95,520    6,494,405
Metlife, Inc.                                                41,000    1,584,650
Progressive Corp.                                           102,150    8,657,212
Safeco Corp.                                                 20,300      926,695
                                                                      ----------
                                                                      22,268,177
                                                                      ----------
Thrifts & Mortgage Finance (0.4%)
Fannie Mae                                                   18,300    1,160,220
                                                                      ----------
Total Financials                                                      41,758,381
                                                                      ----------
Health Care (20.4%)
Biotechnology (5.9%)
Amgen, Inc.*                                                139,010    7,879,087
Biogen Idec, Inc.*                                           23,900    1,461,963
Genentech, Inc.*                                            117,820    6,176,124
Gilead Sciences, Inc.*                                       80,200    2,997,876
                                                                      ----------
                                                                      18,515,050
                                                                      ----------
Health Care Equipment & Supplies (3.7%)
Alcon, Inc.                                                  17,220    1,381,044
Boston Scientific Corp.*                                     36,790    1,461,667
Medtronic, Inc.                                              52,500    2,724,750
St. Jude Medical, Inc.*                                      36,460    2,744,344
Stryker Corp.                                                23,830    1,145,746
Zimmer Holdings, Inc.*                                       26,300    2,078,752
                                                                      ----------
                                                                      11,536,303
                                                                      ----------
Health Care Providers & Services (2.6%)
Anthem, Inc.*^                                               11,500    1,003,375
Caremark Rx, Inc.*                                           53,270    1,708,369
Health Management Associates, Inc., Class A^                 39,500      806,985
UnitedHealth Group, Inc.                                     30,310    2,235,059
WellPoint Health Networks, Inc.*                             23,340    2,452,801
                                                                      ----------
                                                                       8,206,589
                                                                      ----------
Pharmaceuticals (8.2%)
Abbott Laboratories                                          32,200    1,363,992
Eli Lilly & Co.                                              37,565    2,255,778
Forest Laboratories, Inc.*                                   60,510    2,721,740
Johnson & Johnson                                            55,800    3,143,214
Novartis AG (ADR)                                            31,000    1,446,770
Pfizer, Inc.                                                334,210   10,226,826
Teva Pharmaceutical Industries Ltd. (ADR)                   133,530    3,465,104
Wyeth                                                        31,000    1,159,400
                                                                      ----------
                                                                      25,782,824
                                                                      ----------
Total Health Care                                                     64,040,766
                                                                      ----------
Industrials (7.0%)
Aerospace & Defense (0.6%)
Honeywell International, Inc.                                24,700      885,742
United Technologies Corp.                                    10,900    1,017,842
                                                                      ----------
                                                                       1,903,584
                                                                      ----------
Air Freight & Logistics (0.8%)
FedEx Corp.                                                  12,000    1,028,280
United Parcel Service, Inc./Georgia, Class B                 17,975    1,364,662
                                                                      ----------
                                                                       2,392,942
                                                                      ----------

Building Products (0.3%)
American Standard Cos., Inc.*                               29,010     1,128,779
                                                                     -----------
Commercial Services & Supplies (0.8%)
Apollo Group, Inc., Class A*                                35,900     2,633,983
                                                                     -----------
Industrial Conglomerates (3.6%)
3M Co.                                                      20,900     1,671,373
General Electric Co.                                       244,180     8,199,564
Tyco International Ltd.                                     46,500     1,425,690
                                                                     -----------
                                                                      11,296,627
                                                                     -----------
Machinery (0.9%)
Danaher Corp.                                               53,520     2,744,506
                                                                     -----------
Total Industrials                                                     22,100,421
                                                                     -----------
Information Technology (31.6%)
Communications Equipment (6.5%)
Cisco Systems, Inc.*                                       366,460     6,632,926
Corning, Inc.*                                             116,980     1,296,138
Juniper Networks, Inc.*                                    142,500     3,363,000
Motorola, Inc.                                              45,000       811,800
QUALCOMM, Inc.                                             210,330     8,211,283
                                                                     -----------
                                                                      20,315,147
                                                                     -----------
Computers & Peripherals (5.8%)
Apple Computer, Inc.*                                       13,300       515,375
Dell, Inc.*                                                300,400    10,694,240
EMC Corp.*                                                  53,190       613,813
Network Appliance, Inc.*                                   270,900     6,230,700
                                                                     -----------
                                                                      18,054,128
                                                                     -----------
Electronic Equipment & Instruments (0.3%)
Flextronics International Ltd.*                             81,130     1,074,972
                                                                     -----------
Internet Software & Services (4.1%)
Yahoo!, Inc.*                                              382,460    12,969,219
                                                                     -----------
IT Services (0.5%)
Accenture Ltd., Class A*                                    48,500     1,311,925
Iron Mountain, Inc.*^                                        3,280       111,028
                                                                     -----------
                                                                       1,422,953
                                                                     -----------
Semiconductors & Semiconductor Equipment (6.5%)
Altera Corp.*                                               27,680       541,697
Applied Materials, Inc.*                                   169,870     2,801,156
Broadcom Corp., Class A*                                    98,030     2,675,239
Intel Corp.                                                122,800     2,463,368
Linear Technology Corp.                                      6,300       228,312
Marvell Technology Group Ltd.*                             133,690     3,493,320
Maxim Integrated Products, Inc.                            111,800     4,728,022
Xilinx, Inc.                                               133,800     3,612,600
                                                                     -----------
                                                                      20,543,714
                                                                     -----------
Software (7.9%)
Electronic Arts, Inc.*                                      65,860     3,028,901
Mercury Interactive Corp.*                                  35,750     1,246,960
Microsoft Corp.                                            272,660     7,539,049
Novell, Inc.*                                               53,000       334,430
Oracle Corp.*                                              190,500     2,148,840
SAP AG (ADR)                                                57,100     2,224,045
Symantec Corp.*                                            151,320     8,304,442
                                                                     -----------
                                                                      24,826,667
                                                                     -----------
Total Information Technology                                          99,206,800
                                                                     -----------
Total Common Stocks (97.4%)
   (Cost $274,919,451)                                               306,030,997
                                                                     -----------
SHORT-TERM SECURITIES:
Short-Term Funds of Cash Collateral for
   Securities Loaned (0.1%)
JPMorgan Securities Lending Collateral
   Investment Fund                                         213,363       213,363
                                                                     -----------
                                                         Principal
                                                           Amount
                                                        ----------
Short-Term Investments of Cash Collateral for
   Securities Loaned (3.5%)
ABN Amro Bank NV
   1.17%, 12/30/04 (l)                                    $313,769       313,769
Allied Irish Bank plc
   1.14%, 12/20/04 (l)                                     313,768       313,768

Barclays Bank London
   1.60%, 10/19/04                                       125,854        125,854
Caja de Madrid
   1.23%, 10/22/04                                       313,768        313,768
Capital One,
   Series 02-A2 A2
   1.75%, 9/15/05 (l)                                    251,689        251,689
CDC IXIS Capital Markets
   1.64%, 10/7/04                                        276,116        276,116
Citigroup Global Markets, Inc.
   1.95%, 10/7/04 (l)                                    313,768        313,768
Credit Suisse First Boston LLC
   1.68%, 10/5/04                                         63,420         63,420
Depfa Bank Europe plc
   1.63%, 10/29/04                                       188,261        188,261
Deutsche Bank Securities, Inc.
   1.94%, 10/1/04                                      1,255,074      1,255,074
   1.81%, 10/27/04                                        94,620         94,620
Discover Bank
   1.68%, 10/8/04                                        188,261        188,261
   1.80%, 11/10/04                                       125,507        125,507
Galaxy Funding, Inc.
   1.74%, 11/3/04                                        250,396        250,396
Greenwich Capital Holdings, Inc.
   1.95%, 10/1/04                                      3,134,995      3,134,995
Halogen Funding Co. LLC
   1.86%, 10/14/04                                       251,118        251,118
Hartford Life, Inc.
   1.78%, 09/30/05 (l)                                   100,406        100,406
HBOS Treasury Services plc
   1.64%, 10/7/04                                        125,508        125,508
Household Finance Corp.
   1.80%, 10/4/04                                        313,470        313,470
Lehman Brothers, Inc.
   2.06%, 12/31/04 (l)                                    43,928         43,928
Mane Funding Corp.
   1.60%, 10/22/04                                       249,995        249,995
Mont Blanc Capital Corp.
   1.79%, 10/20/04                                       250,640        250,640
Monumental Global Funding II
   1.57%, 7/1/05 (l)                                     138,330        138,330
New York Life Insurance Co.
   1.76%, 12/31/04 (l)                                   313,768        313,768
Nordea Bank NY
   1.85%, 9/6/05 (l)                                     313,619        313,619
PB Finance Delaware, Inc.
   1.80%, 10/26/04                                       187,960        187,960
Scaldis Capital LLC
   1.80%, 10/29/04                                       313,314        313,314
Sun Trust Bank,
   1.72%, 5/17/06 (l)                                    313,768        313,768
Wachovia Bank N.A.
   1.94%, 11/15/04 (l)                                   238,515        238,515
Washington Mutual Bank
   1.68%, 11/12/04                                       312,745        312,745
Wells Fargo Bank N.A./San Francisco
   1.60%, 10/1/04                                        313,768        313,768
                                                                   ------------
                                                                     10,990,118
                                                                   ------------
Time Deposit (2.8%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04                                      8,761,688      8,761,688
                                                                   ------------
Total Short-Term Securities (6.4%)
   (Amortized Cost $19,965,169)                                      19,965,169
                                                                   ------------
Total Investments (103.8%)
   (Cost/Amortized Cost $294,884,620)                               325,996,166
Other Assets Less Liabilities (-3.8%)                               (11,908,253)
                                                                   ------------
Net Assets (100%)                                                  $314,087,913
                                                                   ============

----------
*    Non-income producing.
^    All, or a portion of security out on loan (See Note 1).
(l)  Floating Rate Security. Rate disclosed is as of September 30, 2004.

     Glossary:
     ADR - American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                     $156,861,864
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                       99,120,717

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                            $ 38,085,658
Aggregate gross unrealized depreciation                              (9,291,995)
                                                                   ------------
Net unrealized appreciation                                        $ 28,793,663
                                                                   ============
Federal income tax cost of investments                             $297,202,503
                                                                   ============

At September 30, 2004, the Portfolio had loaned securities with a total value of $11,157,757. This was secured by collateral of $11,203,481 which was received as cash and subsequently invested in short-term investments and funds as reported in the portfolio of investments.

For the nine months ended September 30, 2004, the Portfolio incurred approximately $280 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $3,805,675, of which $1,406,718 expires in the year 2010 and $2,398,957 expires in the year 2011.

                     See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                         Number of      Value
                                                           Shares      (Note 1)
                                                         ---------   -----------
COMMON STOCKS:
Consumer Discretionary (12.2%)
Auto Components (0.2%)
Johnson Controls, Inc.                                      14,000   $   795,340
                                                                     -----------
Automobiles (0.1%)
Harley-Davidson, Inc.                                        5,800       344,752
                                                                     -----------
Hotels, Restaurants & Leisure (0.8%)
Carnival Corp.                                              17,500       827,575
McDonald's Corp.                                            24,500       686,735
Royal Caribbean Cruises Ltd.^                               15,000       654,000
Wendy's International, Inc.                                 13,800       463,680
                                                                     -----------
                                                                       2,631,990
                                                                     -----------
Household Durables (0.7%)
Koninklijke (Royal) Philips Electronics N.V. (N.Y.
   shares)                                                 103,450     2,370,040
                                                                     -----------
Leisure Equipment & Products (0.1%)
Hasbro, Inc.                                                16,400       308,320
                                                                     -----------
Media (6.3%)
Clear Channel Communications, Inc.                           6,800       211,956
Comcast Corp., Class A*                                    188,850     5,333,124
Comcast Corp., Special Class A*                            158,400     4,422,528
COX Communications, Inc., Class A*                          13,600       450,568
Reed Elsevier plc                                          132,330     1,161,369
Time Warner, Inc.*                                         178,020     2,873,243
Tribune Co.                                                 32,240     1,326,676
Viacom, Inc., Class B                                      157,570     5,288,049
Walt Disney Co.                                             11,900       268,345
Westwood One, Inc.*                                         20,000       395,400
                                                                     -----------
                                                                      21,731,258
                                                                     -----------
Multiline Retail (0.3%)
Target Corp.                                                19,100       864,275
                                                                     -----------
Specialty Retail (3.7%)
Bed Bath & Beyond, Inc.*                                    28,000     1,039,080
Best Buy Co., Inc.                                           7,000       379,680
Gap, Inc.^                                                  56,400     1,054,680
Home Depot, Inc.                                            66,400     2,602,880
Lowe's Cos., Inc.                                          119,250     6,481,237
TJX Cos., Inc.                                              59,400     1,309,176
                                                                     -----------
                                                                      12,866,733
                                                                     -----------
Total Consumer Discretionary                                          41,912,708
                                                                     -----------
Consumer Staples (9.1%)
Beverages (0.3%)
Diageo plc                                                  39,210       489,572
PepsiCo, Inc.                                                7,920       385,308
                                                                     -----------
                                                                         874,880
                                                                     -----------
Food Products (3.2%)
Archer-Daniels-Midland Co.                                 421,880     7,163,523
H.J. Heinz Co.                                              25,810       929,676
Kellogg Co.                                                 42,540     1,814,756
Sara Lee Corp.                                              52,000     1,188,720
                                                                     -----------
                                                                      11,096,675
                                                                     -----------
Household Products (1.3%)
Colgate-Palmolive Co.                                        8,400       379,512
Kimberly-Clark Corp.                                        30,690     1,982,267
Procter & Gamble Co.                                        38,000     2,056,560
                                                                     -----------
                                                                       4,418,339
                                                                     -----------
Personal Products (0.6%)
Avon Products, Inc.                                         47,680     2,082,662
                                                                     -----------

Tobacco (3.7%)
Altria Group, Inc.                                          258,630   12,165,955
Loews Corp.- Carolina Group                                  28,200      687,234
                                                                      ----------
                                                                      12,853,189
                                                                      ----------
Total Consumer Staples                                                31,325,745
                                                                      ----------
Energy (12.3%)
Energy Equipment & Services (1.5%)
Baker Hughes, Inc.                                           40,100    1,753,172
GlobalSantaFe Corp.                                           8,700      266,655
Halliburton Co.                                              20,000      673,800
Nabors Industries Ltd.*                                      20,000      947,000
Noble Corp.*                                                 23,790    1,069,361
Schlumberger Ltd.                                             8,520      573,481
                                                                      ----------
                                                                       5,283,469
                                                                      ----------
Oil & Gas (10.8%)
BP plc (ADR)                                                 80,670    4,640,945
ChevronTexaco Corp.                                          13,000      697,320
ConocoPhillips                                              147,829   12,247,633
Devon Energy Corp.                                            7,100      504,171
EOG Resources, Inc.                                           9,000      592,650
Exxon Mobil Corp.                                            82,490    3,986,742
Marathon Oil Co.                                            131,741    5,438,268
Noble Energy, Inc.                                           44,200    2,574,208
Occidental Petroleum Corp.                                   55,800    3,120,894
Total S.A. (ADR)^                                            13,740    1,403,816
Unocal Corp.                                                 40,670    1,748,810
                                                                      ----------
                                                                      36,955,457
                                                                      ----------
Total Energy                                                          42,238,926
                                                                      ----------
Financials (25.0%)
Capital Markets (4.5%)
Franklin Resources, Inc.                                     15,300      853,128
Goldman Sachs Group, Inc.                                    81,320    7,582,277
Lehman Brothers Holdings, Inc.                               14,300    1,139,996
Mellon Financial Corp.                                       62,290    1,724,810
Merrill Lynch & Co., Inc.                                    56,060    2,787,303
Morgan Stanley                                               26,000    1,281,800
                                                                      ----------
                                                                      15,369,314
                                                                      ----------
Commercial Banks (5.2%)
Bank of America Corp.                                       316,904   13,731,453
PNC Financial Services Group, Inc.                           26,600    1,439,060
SunTrust Banks, Inc.                                         38,990    2,745,286
                                                                      ----------
                                                                      17,915,799
                                                                      ----------
Consumer Finance (0.7%)
American Express Co.                                         27,790    1,430,074
MBNA Corp.                                                   39,800    1,002,960
                                                                      ----------
                                                                       2,433,034
                                                                      ----------
Diversified Financial Services (7.2%)
Citigroup, Inc.                                             300,650   13,264,678
JPMorgan Chase & Co.                                        284,106   11,287,531
                                                                      ----------
                                                                      24,552,209
                                                                      ----------
Insurance (5.9%)
Ace Ltd.                                                     67,000    2,684,020
Aflac, Inc.                                                  13,100      513,651
Allstate Corp.                                               46,640    2,238,253
American International Group, Inc.                           52,000    3,535,480
Axis Capital Holdings Ltd.                                   37,400      972,400
Chubb Corp.                                                   7,170      503,908
Hartford Financial Services Group, Inc.                      15,660      969,824
Marsh & McLennan Cos., Inc.                                   5,700      260,832
Metlife, Inc.                                                73,710    2,848,891
St. Paul Travelers Cos., Inc.                               175,730    5,809,634
                                                                      ----------
                                                                      20,336,893
                                                                      ----------
Thrifts & Mortgage Finance (1.5%)
Fannie Mae                                                   80,670    5,114,478
                                                                      ----------
Total Financials                                                      85,721,727
                                                                      ----------
Health Care (9.4%)
Health Care Equipment & Supplies (0.9%)
Baxter International, Inc.                                   18,200      585,312
Boston Scientific Corp.*                                     56,500    2,244,745
Guidant Corp.                                                 4,020      265,481
                                                                      ----------
                                                                       3,095,538
                                                                      ----------

Health Care Providers & Services (1.8%)
Anthem, Inc.*^                                                5,500      479,875
Caremark Rx, Inc.*                                           45,000    1,443,150
HCA, Inc.                                                    23,700      904,155
Health Management Associates, Inc., Class A^                 30,000      612,900
WellPoint Health Networks, Inc.*                             27,000    2,837,430
                                                                      ----------
                                                                       6,277,510
                                                                      ----------
Pharmaceuticals (6.7%)
Abbott Laboratories                                          33,000    1,397,880
Eli Lilly & Co.                                               5,300      318,265
Forest Laboratories, Inc.*                                   27,900    1,254,942
GlaxoSmithKline plc (ADR)^                                  124,600    5,448,758
Johnson & Johnson                                            41,120    2,316,290
Merck & Co., Inc.                                             8,500      280,500
Novartis AG (Registered)                                     18,100      843,613
Pfizer, Inc.                                                 97,780    2,992,068
Roche Holding AG                                             10,940    1,130,183
Sanofi-Aventis (ADR)^                                       158,634    5,783,796
Wyeth                                                        31,200    1,166,880
                                                                      ----------
                                                                      22,933,175
                                                                      ----------
Total Health Care                                                     32,306,223
                                                                      ----------
Industrials (12.4%)
Aerospace & Defense (1.6%)
Honeywell International, Inc.                                 8,600      308,396
Lockheed Martin Corp.                                        36,100    2,013,658
Northrop Grumman Corp.                                       39,940    2,130,000
United Technologies Corp.                                    10,000      933,800
                                                                      ----------
                                                                       5,385,854
                                                                      ----------
Building Products (0.5%)
American Standard Cos., Inc.*                                21,300      828,783
Masco Corp.                                                  27,100      935,763
                                                                      ----------
                                                                       1,764,546
                                                                      ----------
Commercial Services & Supplies (4.2%)
Cendant Corp.                                               321,050    6,934,680
R.R. Donnelley & Sons Co.                                   110,400    3,457,728
Waste Management, Inc.                                      149,450    4,085,963
                                                                      ----------
                                                                      14,478,371
                                                                      ----------
Electrical Equipment (0.6%)
Cooper Industries Ltd., Class A                              11,800      696,200
Emerson Electric Co.                                         21,930    1,357,248
                                                                      ----------
                                                                       2,053,448
                                                                      ----------
Industrial Conglomerates (2.6%)
3M Co.                                                       15,400    1,231,538
General Electric Co.                                        110,600    3,713,948
Tyco International Ltd.                                     136,850    4,195,821
                                                                      ----------
                                                                       9,141,307
                                                                      ----------
Machinery (1.9%)
Deere & Co.                                                  94,810    6,119,986
Ingersoll-Rand Co., Class A                                   4,200      285,474
                                                                      ----------
                                                                       6,405,460
                                                                      ----------
Road & Rail (1.0%)
Burlington Northern Santa Fe Corp.                           34,800    1,333,188
Union Pacific Corp.                                          33,670    1,973,062
                                                                      ----------
                                                                       3,306,250
                                                                      ----------
Trading Companies & Distributors (0.0%)
Finning International, Inc.                                   4,500      111,473
                                                                      ----------
Total Industrials                                                     42,646,709
                                                                      ----------
Information Technology (6.3%)
Computers & Peripherals (2.0%)
EMC Corp.*                                                   30,200      348,508
Hewlett-Packard Co.                                         139,600    2,617,500
International Business Machines Corp.                        45,900    3,935,466
                                                                      ----------
                                                                       6,901,474
                                                                      ----------
IT Services (0.4%)
Accenture Ltd., Class A*                                     26,500      716,825
Fiserv, Inc.*                                                24,600      857,556
                                                                      ----------
                                                                       1,574,381
                                                                      ----------
Semiconductors & Semiconductor Equipment (1.0%)
Applied Materials, Inc.*                                     16,400      270,436
Broadcom Corp., Class A*                                     40,000    1,091,600
Marvell Technology Group Ltd.*                               63,200    1,651,416

Novellus Systems, Inc.*                                     12,100       321,739
                                                                     -----------
                                                                       3,335,191
                                                                     -----------
Software (2.9%)
Microsoft Corp.                                            358,800     9,920,820
                                                                     -----------
Total Information Technology                                          21,731,866
                                                                     -----------
Materials (4.3%)
Chemicals (3.0%)
Air Products & Chemicals, Inc.                              59,290     3,224,190
Dow Chemical Co.                                            24,880     1,124,079
DuPont (E.I.) de Nemours & Co.                              41,900     1,793,320
Monsanto Co.                                                26,600       968,772
PPG Industries, Inc.                                        31,000     1,899,680
Praxair, Inc.                                                5,460       233,360
Syngenta AG*                                                10,240       975,863
                                                                     -----------
                                                                      10,219,264
                                                                     -----------
Containers & Packaging (0.2%)
Smurfit-Stone Container Corp.*                              25,360       491,223
                                                                     -----------
Metals & Mining (0.5%)
Alcoa, Inc.                                                 24,900       836,391
Freeport-McMoRan Copper & Gold, Inc., Class B               24,150       978,075
                                                                     -----------
                                                                       1,814,466
                                                                     -----------
Paper & Forest Products (0.6%)
Bowater, Inc.^                                              10,620       405,578
International Paper Co.                                     41,910     1,693,583
                                                                     -----------
                                                                       2,099,161
                                                                     -----------
Total Materials                                                       14,624,114
                                                                     -----------
Telecommunication Services (2.3%)
Diversified Telecommunication Services (1.9%)
BellSouth Corp.                                             20,000       542,400
SBC Communications, Inc.                                    20,000       519,000
Sprint Corp.                                               102,700     2,067,351
Verizon Communications, Inc.                                81,300     3,201,594
                                                                     -----------
                                                                       6,330,345
                                                                     -----------
Wireless Telecommunication Services (0.4%)
Vodafone Group plc                                         622,300     1,489,244
                                                                     -----------
Total Telecommunication Services                                       7,819,589
                                                                     -----------
Utilities (3.3%)
Electric Utilities (2.5%)
Cinergy Corp.^                                              16,100       637,560
Entergy Corp.                                               90,250     5,470,053
Exelon Corp.                                                 8,200       300,858
FirstEnergy Corp.                                            6,930       284,684
FPL Group, Inc.^                                             1,700       116,144
PPL Corp.                                                   16,980       801,116
TXU Corp.                                                   16,090       771,033
                                                                     -----------
                                                                       8,381,448
                                                                     -----------
Gas Utilities (0.1%)
KeySpan Corp.                                               10,740       421,008
                                                                     -----------
Multi-Utilities & Unregulated Power (0.7%)
Dominion Resources, Inc.                                    22,700     1,481,175
Energy East Corp.                                           24,320       612,377
National Fuel Gas Co.^                                      11,090       314,180
                                                                     -----------
                                                                       2,407,732
                                                                     -----------
Total Utilities                                                       11,210,188
                                                                     -----------
Total Common Stocks (96.6%)
   (Cost $307,518,786)                                               331,537,795
                                                                     -----------

                                                         Principal
                                                          Amount
                                                        ----------
SHORT-TERM SECURITIES:
Government Security (1.4%)
Federal Home Loan Bank
   (Discount Note), 10/1/04                             $4,894,000     4,893,775
                                                                     -----------

                                                          Number
                                                         of Shares
                                                        ----------
Short-Term Funds of Cash Collateral for Securities
   Loaned (0.1%)
JPMorgan Securities Lending Collateral Investment
   Fund                                                    323,783       323,782
                                                                     -----------

                                                          Principal
                                                           Amount
                                                         ----------
Short-Term Investments of Cash Collateral for
   Securities Loaned (4.9%)
ABN Amro Bank NV
   1.17%, 12/30/04 (l)                                   $  476,151      476,151
Allied Irish Bank plc
   1.14%, 12/20/04 (l)                                      476,151      476,151
Barclays Bank London
   1.60%, 10/19/04                                          190,987      190,987
Caja de Madrid
   1.23%, 10/22/04                                          476,151      476,151
Capital One,
   Series 02-A2 A2
   1.75%, 9/15/05 (l)                                       381,945      381,945
CDC IXIS Capital Markets
   1.64%, 10/7/04                                           419,013      419,013
Citigroup Global Markets, Inc.
   1.95%, 10/7/04 (l)                                       476,151      476,151
Credit Suisse First Boston LLC
   1.68%, 10/5/04                                            96,242       96,242
Depfa Bank Europe plc
   1.63%, 10/29/04                                          285,691      285,691
Deutsche Bank Securities, Inc.
   1.94%, 10/1/04                                         1,904,605    1,904,605
   1.81%, 10/27/04                                          143,588      143,588
Discover Bank
   1.68%, 10/8/04                                           285,691      285,691
   1.80%, 11/10/04                                          190,461      190,461
Galaxy Funding, Inc.
   1.74%, 11/3/04                                           379,982      379,982
Greenwich Capital Holdings, Inc.
   1.95%, 10/1/04                                         4,757,432    4,757,432
Halogen Funding Co. LLC
   1.86%, 10/14/04                                          381,078      381,078
Hartford Life, Inc.
   1.78%, 09/30/05 (l)                                      152,368      152,368
HBOS Treasury Services plc
   1.64%, 10/7/04                                           190,461      190,461
Household Finance Corp.
   1.80%, 10/4/04                                           475,699      475,699
Lehman Brothers, Inc.
   2.06%, 12/31/04 (l)                                       66,661       66,661
Mane Funding Corp.
   1.60%, 10/22/04                                          379,373      379,373
Mont Blanc Capital Corp.
   1.79%, 10/20/04                                          380,353      380,353
Monumental Global Funding II
   1.57%, 7/1/05 (l)                                        209,919      209,919
New York Life Insurance Co.
   1.76%, 12/31/04 (l)                                      476,151      476,151
Nordea Bank NY
   1.85%, 9/6/05 (l)                                        475,924      475,924
PB Finance Delaware, Inc.
   1.80%, 10/26/04                                          285,234      285,234
Scaldis Capital LLC
   1.80%, 10/29/04                                          475,461      475,461
Sun Trust Bank,
   1.72%, 5/17/06 (l)                                       476,151      476,151
Wachovia Bank N.A.
   1.94%, 11/15/04 (l)                                      361,952      361,952
Washington Mutual Bank
   1.68%, 11/12/04                                          474,598      474,598
Wells Fargo Bank N.A./San Francisco
   1.60%, 10/1/04                                           476,151      476,151
                                                                      ----------
                                                                      16,677,775
                                                                      ----------
Time Deposit (2.4%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04                                         8,242,889    8,242,889
                                                                      ----------
Total Short-Term Securities (8.8%)
   (Amortized Cost $30,138,221)                                       30,138,221
                                                                      ----------

Total Investments (105.4%)
   (Cost/Amortized Cost $337,657,007)                               361,676,016
Other Assets Less Liabilities (-5.4%)                               (18,487,859)
                                                                   ------------
Net Assets (100%)                                                  $343,188,157
                                                                   ============

----------
*    Non-income producing.
^    All, or a portion of security out on loan (See Note 1).
(l)  Floating Rate Security. Rate disclosed is as of September 30, 2004.

     Glossary:
     ADR - American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                     $312,176,614
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                      244,719,263

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                            $ 29,131,580
Aggregate gross unrealized depreciation                              (6,688,790)
                                                                   ------------
Net unrealized appreciation                                        $ 22,442,790
                                                                   ============
Federal income tax cost of investments                             $339,233,226
                                                                   ============

At September 30, 2004, the Portfolio had loaned securities with a total value of $16,215,407. This was secured by collateral of $17,001,557 which was received as cash and subsequently invested in short-term investments and funds as reported in the portfolio of investments.

For the nine months ended September 30, 2004, the Portfolio incurred approximately $11,400 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

                     See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                         Number of      Value
                                                           Shares      (Note 1)
                                                         ---------   -----------
COMMON STOCKS:
Consumer Discretionary (15.7%)
Auto Components (1.1%)
Autoliv, Inc.                                               10,200   $   412,080
BorgWarner, Inc.                                           164,300     7,112,547
Gentex Corp.^                                                8,300       291,579
                                                                     -----------
                                                                       7,816,206
                                                                     -----------
Automobiles (0.1%)
Winnebago Industries, Inc.^                                 30,500     1,056,520
                                                                     -----------
Hotels, Restaurants & Leisure (4.0%)
Alliance Gaming Corp.*^                                     52,900       796,674
Argosy Gaming Co.*                                          62,400     2,446,080
BJ's Restaurants, Inc.*^                                    46,400       736,368
Four Seasons Hotels, Inc.^                                  42,900     2,749,890
La Quinta Corp.*                                           116,500       908,700
Marriott International, Inc., Class A                       45,000     2,338,200
Panera Bread Co., Class A*^                                 38,200     1,434,028
Penn National Gaming, Inc.*                                 59,700     2,411,880
Red Robin Gourmet Burgers*^                                 13,100       572,077
Royal Caribbean Cruises Ltd.^                              173,800     7,577,680
Ruby Tuesday, Inc.                                          79,900     2,226,813
Station Casinos, Inc.^                                      93,200     4,570,528
Wynn Resorts Ltd.*^                                          1,300        67,197
                                                                     -----------
                                                                      28,836,115
                                                                     -----------
Household Durables (0.7%)
Harman International Industries, Inc.                       23,600     2,542,900
NVR, Inc.*                                                     600       330,600
Tempur-Pedic International, Inc.*                          158,400     2,374,416
                                                                     -----------
                                                                       5,247,916
                                                                     -----------
Internet & Catalog Retail (0.1%)
J. Jill Group, Inc.*^                                       52,000     1,032,200
                                                                     -----------
Leisure Equipment & Products (1.2%)
Brunswick Corp.                                            105,500     4,827,680
Leapfrog Enterprises, Inc.*^                                47,100       953,775
Marvel Enterprises, Inc.*^                                 212,500     3,094,000
                                                                     -----------
                                                                       8,875,455
                                                                     -----------
Media (3.1%)
Acme Communications, Inc.*                                   6,800        40,460
Citadel Broadcasting Corp.*^                                99,500     1,275,590
Cumulus Media, Inc., Class A*^                              60,700       873,473
Dow Jones & Co., Inc.                                        3,700       150,257
Entercom Communications Corp.*                               8,700       284,142
Entravision Communications Corp.*                          148,800     1,132,368
Getty Images, Inc.*                                        111,700     6,177,010
Radio One, Inc., Class D*^                                 239,000     3,400,970
UnitedGlobalCom, Inc., Class A*^                           330,800     2,471,076
Univision Communications, Inc., Class A*                   120,900     3,821,649
XM Satellite Radio Holdings, Inc., Class A*^                82,300     2,552,946
                                                                     -----------
                                                                      22,179,941
                                                                     -----------
Multiline Retail (1.0%)
Dollar General Corp.                                        11,300       227,695
Dollar Tree Stores, Inc.*                                   12,200       328,790
Fred's, Inc.^                                               61,300     1,100,948
Tuesday Morning Corp.*^                                    167,700     5,185,284
                                                                     -----------
                                                                       6,842,717
                                                                     -----------
Specialty Retail (3.4%)
AnnTaylor Stores Corp.*                                    242,250     5,668,650
AutoZone, Inc.*                                              4,400       339,900
Casual Male Retail Group, Inc.*^                            83,100       435,444
Cost Plus, Inc.*^                                           53,900     1,906,982
Dick's Sporting Goods, Inc.*^                              104,970     3,739,031
Finish Line, Inc., Class A                                  18,200       562,744
Gymboree Corp.*^                                            12,900       185,760
HOT Topic, Inc.*^                                           66,800     1,138,272
Petco Animal Supplies, Inc.*^                              107,500     3,510,950

Pier 1 Imports, Inc.                                           400         7,232
Regis Corp.                                                 29,700     1,194,534
Ross Stores, Inc.                                            9,400       220,336
Tiffany & Co.                                                4,300       132,182
Tractor Supply Co.*^                                        45,900     1,443,096
Weight Watchers International, Inc.*^                        6,900       267,858
Williams-Sonoma, Inc.*                                      94,400     3,544,720
                                                                     -----------
                                                                      24,297,691
                                                                     -----------
Textiles, Apparel & Luxury Goods (1.0%)
Columbia Sportswear Co.*^                                   50,200     2,735,900
Fossil, Inc.*                                              132,900     4,111,926
Polo Ralph Lauren Corp.                                        300        10,911
                                                                     -----------
                                                                       6,858,737
                                                                     -----------
Total Consumer Discretionary                                         113,043,498
                                                                     -----------
Consumer Staples (0.2%)
Food & Staples Retailing (0.1%)
Performance Food Group Co.*^                                14,800       350,760
United Natural Foods, Inc.*                                  7,800       207,480
                                                                     -----------
                                                                         558,240
                                                                     -----------
Food Products (0.1%)
Bunge Ltd.                                                  17,600       703,648
Dean Foods Co.*                                              8,500       255,170
                                                                     -----------
                                                                         958,818
                                                                     -----------
Personal Products (0.0%)
NBTY, Inc.*                                                  6,400       137,984
                                                                     -----------
Total Consumer Staples                                                 1,655,042
                                                                     -----------
Energy (6.1%)
Energy Equipment & Services (4.6%)
Cal Dive International, Inc.*                               94,600     3,369,652
ENSCO International, Inc.                                  119,800     3,913,866
FMC Technologies, Inc.*                                     74,900     2,501,660
GlobalSantaFe Corp.                                        152,600     4,677,190
Grant Prideco, Inc.*                                       208,700     4,276,263
National-Oilwell, Inc.*^                                   159,100     5,228,026
Patterson-UTI Energy, Inc.                                 397,600     7,582,232
Rowan Cos., Inc.*                                           15,400       406,560
Superior Energy Services, Inc.*                             96,200     1,242,904
Varco International, Inc.*                                  13,800       370,116
                                                                     -----------
                                                                      33,568,469
                                                                     -----------
Oil & Gas (1.5%)
Chesapeake Energy Corp.                                      6,800       107,644
Denbury Resources, Inc.*                                    35,600       904,240
Newfield Exploration Co.*                                   72,900     4,464,396
Noble Energy, Inc.                                          46,900     2,731,456
Spinnaker Exploration Co.*                                  65,100     2,281,104
                                                                     -----------
                                                                      10,488,840
                                                                     -----------
Total Energy                                                          44,057,309
                                                                     -----------
Financials (6.9%)
Capital Markets (1.6%)
Affiliated Managers Group, Inc.*^                           37,600     2,013,104
Ameritrade Holding Corp.*                                   36,700       440,767
BlackRock, Inc., Class A^                                   57,200     4,203,628
Federated Investors, Inc., Class B                          16,100       457,884
Greenhill & Co., Inc.^                                       4,400       103,840
Investors Financial Services Corp.^                         54,700     2,468,611
Jeffries Group, Inc.                                        24,200       834,174
National Financial Partners Corp.                           29,900     1,069,822
                                                                     -----------
                                                                      11,591,830
                                                                     -----------
Commercial Banks (2.5%)
Cathay General Bancorp                                      43,300     1,610,327
City National Corp.                                          7,300       474,135
Commerce Bancorp, Inc.^                                      6,500       358,800
Cullen/Frost Bankers, Inc.                                   8,500       394,995
East-West Bancorp, Inc.                                     41,900     1,407,421
First State Bancorp                                         34,523     1,088,510
Fulton Financial Corp.^                                      3,900        83,460
Greater Bay Bancorp^                                        68,600     1,972,250
National Commerce Financial Corp.                           12,800       437,888
Southwest Bancorporation of Texas, Inc.^                   174,860     3,521,681
TCF Financial Corp.                                        102,400     3,101,696
UCBH Holdings, Inc.^                                        58,300     2,277,781

Umpqua Holdings Corp.                                        63,600    1,434,816
                                                                      ----------
                                                                      18,163,760
                                                                      ----------
Consumer Finance (0.0%)
Providian Financial Corp.*                                   19,700      306,138
                                                                      ----------
Diversified Financial Services (1.9%)
Archipelago Holdings, Inc.*                                  83,700    1,239,597
CapitalSource, Inc.*^                                       170,600    3,811,204
Chicago Mercantile Exchange^                                  2,410      388,733
CIT Group, Inc.                                              92,500    3,458,575
eSpeed, Inc., Class A*^                                      28,900      284,087
Financial Federal Corp.*^                                    52,600    1,971,448
Moody's Corp.                                                 7,400      542,050
Primus Guaranty Ltd.*                                       138,500    1,869,750
                                                                      ----------
                                                                      13,565,444
                                                                      ----------
Insurance (0.2%)
IPC Holdings Ltd.                                            35,300    1,341,753
White Mountains Insurance Group Ltd.                            100       52,600
                                                                      ----------
                                                                       1,394,353
                                                                      ----------
Real Estate (0.4%)
Jones Lang LaSalle, Inc.*                                    93,000    3,069,930
                                                                      ----------
Thrifts & Mortgage Finance (0.3%)
Farmer Mac, Class C*                                         36,700      814,373
First Niagara Financial Group, Inc.^                         52,800      706,464
Franklin Bank Corp./Houston, TX*^                            24,600      419,430
                                                                      ----------
                                                                       1,940,267
                                                                      ----------
Total Financials                                                      50,031,722
                                                                      ----------
Health Care (16.9%)
Biotechnology (4.2%)
Amylin Pharmaceuticals, Inc.*^                                3,400       69,768
Celgene Corp.*^                                               3,700      215,451
Exelixis, Inc.*^                                              3,900       31,434
Eyetech Pharmaceuticals, Inc.*^                              25,400      863,346
InterMune, Inc.*^                                            77,200      910,188
Invitrogen Corp.*^                                            2,400      131,976
Martek Biosciences Corp.*^                                   54,900    2,670,336
Millennium Pharmaceuticals, Inc.*                            21,800      298,878
NPS Pharmaceuticals, Inc.*^                                 162,900    3,547,962
OraSure Technologies, Inc.*^                                215,700    1,358,910
OSI Pharmaceuticals, Inc.*^                                  35,800    2,200,268
Pharmion Corp.                                               55,900    2,889,807
Protein Design Labs, Inc.*^                                 347,600    6,806,008
Serologicals Corp.*^                                         56,100    1,308,813
Techne Corp.*^                                               65,200    2,489,336
Telik, Inc.*^                                                83,000    1,850,900
Trimeris, Inc.*^                                             80,400    1,210,020
Vicuron Pharmaceuticals, Inc.*^                              82,600    1,212,568
                                                                      ----------
                                                                      30,065,969
                                                                      ----------
Health Care Equipment & Supplies (5.6%)
Advanced Neuromodulation Systems, Inc.*^                        900       27,315
American Medical Systems Holdings, Inc.*^                    82,700    2,999,529
Bard (C.R.), Inc.                                             6,340      359,034
Cooper Cos., Inc.^                                           69,150    4,740,233
CTI Molecular Imaging, Inc.*^                                51,200      413,184
Cytyc Corp.*                                                186,700    4,508,805
Dentsply International, Inc.                                  5,400      280,476
Fisher Scientific International, Inc.*^                       8,100      472,473
Inamed Corp.*                                               118,634    5,655,283
Kinetic Concepts, Inc.*                                     158,850    8,347,567
Merit Medical Systems, Inc.*^                                85,967    1,298,961
Millipore Corp.*                                             64,500    3,086,325
Stereotaxis, Inc.*                                            7,500       73,050
Steris Corp.*                                                85,400    1,873,676
Varian, Inc.*                                                41,100    1,556,457
Varian Medical Systems, Inc.*                               102,000    3,526,140
Waters Corp.*                                                11,100      489,510
Wilson Greatbatch Technologies, Inc.*^                       53,600      958,904
                                                                      ----------
                                                                      40,666,922
                                                                      ----------
Health Care Providers & Services (4.1%)
Accredo Health, Inc.*                                        82,900    1,953,953
Caremark Rx, Inc.*                                          118,800    3,809,916
Coventry Health Care, Inc.*                                  14,900      795,213

DaVita, Inc.*                                                  600        18,690
Health Net, Inc.*                                           16,400       405,408
IDX Systems Corp.*                                          28,800       934,560
LabOne, Inc.*^                                             140,000     4,092,200
Molina Healthcare, Inc.*^                                   21,400       759,700
Parexel International Corp.*^                               67,400     1,321,040
Pharmaceutical Product Development, Inc.*^                  50,300     1,810,800
Quest Diagnostics, Inc.                                     25,600     2,258,432
RehabCare Group, Inc.*                                      54,800     1,262,044
Select Medical Corp.^                                       66,400       891,752
Sierra Health Services, Inc.*^                              57,400     2,751,182
Symbion, Inc.*^                                             19,400       312,437
United Surgical Partners International, Inc.*^              27,200       934,320
VCA Antech, Inc.*                                          243,000     5,013,090
                                                                     -----------
                                                                      29,324,737
                                                                     -----------
Pharmaceuticals (3.0%)
Angiotech Pharmaceuticals, Inc.*^                          226,400     4,589,128
Impax Laboratories, Inc.*^                                 151,800     2,331,648
IVAX Corp.*                                                    125         2,394
Medicines Co.*^                                             53,300     1,286,662
Medicis Pharmaceutical Corp., Class A                       92,200     3,599,488
MGI Pharma, Inc.*^                                         322,200     8,599,518
Taro Pharmaceuticals Industries Ltd.*^                      38,400       897,792
Watson Pharmaceuticals, Inc.*                                7,600       223,896
                                                                     -----------
                                                                      21,530,526
                                                                     -----------
Total Health Care                                                    121,588,154
                                                                     -----------
Industrials (16.5%)
Aerospace & Defense (2.4%)
Empresa Brasileira de Aeronautica S.A. (ADR)                14,800       390,720
L-3 Communications Holdings, Inc.                           67,900     4,549,300
Precision Castparts Corp.                                   91,200     5,476,560
Rockwell Collins, Inc.                                     115,800     4,300,812
United Defense Industries, Inc.*                            56,700     2,267,433
                                                                     -----------
                                                                      16,984,825
                                                                     -----------
Air Freight & Logistics (1.2%)
C.H. Robinson Worldwide, Inc.                               11,100       514,929
Expeditors International of Washington, Inc.                97,900     5,061,430
Forward Air Corp.*                                          85,300     3,413,706
                                                                     -----------
                                                                       8,990,065
                                                                     -----------
Airlines (0.5%)
Southwest Airlines Co.                                     247,800     3,375,036
                                                                     -----------
Commercial Services & Supplies (5.9%)
Allied Waste Industries, Inc.*                              29,900       264,615
Apollo Group, Inc., Class A*                                 4,802       352,323
CDI Corp.                                                   63,900     1,309,950
Corporate Executive Board Co.                               41,900     2,565,956
Education Management Corp.*                                171,100     4,558,104
Jackson Hewitt Tax Service, Inc.                            76,800     1,553,664
LECG Corp.*                                                 20,800       351,728
Manpower, Inc.                                             225,200    10,019,148
Monster Worldwide, Inc.*^                                  166,800     4,109,952
NCO Group, Inc.*                                            74,100     1,996,995
PRG-Schultz International, Inc.*^                          210,500     1,208,270
Resources Connection, Inc.*^                                26,800     1,012,504
Robert Half International, Inc.^                            11,900       306,663
Stericycle, Inc.*                                          142,500     6,540,750
Strayer Education, Inc.^                                    48,450     5,572,234
Waste Connections, Inc.*^                                   20,900       662,112
                                                                     -----------
                                                                      42,384,968
                                                                     -----------
Construction & Engineering (0.7%)
Dycom Industries, Inc.*                                    168,600     4,786,554
                                                                     -----------
Electrical Equipment (1.1%)
Ametek, Inc.                                                37,300     1,130,936
C&D Technology, Inc.^                                       31,400       597,228
Rockwell Automation, Inc.                                  125,500     4,856,850
Roper Industries, Inc.^                                     23,900     1,373,294
                                                                     -----------
                                                                       7,958,308
                                                                     -----------
Machinery (2.7%)
Briggs & Stratton Corp.                                     12,700     1,031,240
Bucyrus International, Inc., Class A                        35,200     1,182,720
Crane Co.                                                   34,900     1,009,308

Cummins, Inc.                                               20,600     1,522,134
Cuno, Inc.*                                                 23,900     1,380,225
Flowserve Corp.*                                           105,600     2,553,408
Idex Corp.                                                 117,950     4,005,582
Manitowoc Co., Inc.                                         31,500     1,116,990
Navistar International Corp.*                               42,008     1,562,278
Oshkosh Truck Corp.                                         35,800     2,042,748
Pall Corp.                                                  24,300       594,864
Pentair, Inc.                                               12,100       422,411
Reliance Steel & Aluminum Co.                               33,200     1,318,040
                                                                     -----------
                                                                      19,741,948
                                                                     -----------
Road & Rail (1.2%)
Hunt (J.B.) Transport Services, Inc.                         5,000       185,700
Knight Transportation, Inc.*^                               76,600     1,640,772
Landstar System, Inc.*                                      59,400     3,485,592
Werner Enterprises, Inc.                                   161,175     3,112,289
                                                                     -----------
                                                                       8,424,353
                                                                     -----------
Trading Companies & Distributors (0.8%)
Fastenal Co.                                                40,200     2,315,520
MSC Industrial Direct Co., Class A^                        109,600     3,735,168
                                                                     -----------
                                                                       6,050,688
                                                                     -----------
Total Industrials                                                    118,696,745
                                                                     -----------
Information Technology (29.6%)
Communications Equipment (2.2%)
Avaya, Inc.*                                                26,400       368,016
Avocent Corp.*                                             172,300     4,484,969
Comverse Technology, Inc.*                                 238,400     4,489,072
F5 Networks, Inc.*^                                         36,700     1,117,882
Polycom, Inc.*                                             191,559     3,796,699
Research In Motion Ltd.*                                     4,100       312,994
ViaSat, Inc.*                                               73,800     1,483,380
                                                                     -----------
                                                                      16,053,012
                                                                     -----------
Computers & Peripherals (1.1%)
Adaptec, Inc.*^                                            132,900     1,010,040
Drexler Technology Corp.*^                                  29,700       272,052
Network Appliance, Inc.*                                   131,500     3,024,500
Overland Storage, Inc.*                                     61,200       856,188
QLogic Corp.*                                               96,700     2,863,287
                                                                     -----------
                                                                       8,026,067
                                                                     -----------
Electronic Equipment & Instruments (7.9%)
Amphenol Corp., Class A*                                   141,100     4,834,086
CDW Corp.                                                   76,600     4,445,098
Coherent, Inc.*^                                            54,000     1,400,760
Electro Scientific Industries, Inc.*^                      118,600     2,057,710
Flir Systems, Inc.*^                                        93,700     5,481,450
Jabil Circuit, Inc.*                                       181,650     4,177,950
KEMET Corp.*                                                89,700       725,673
Mettler-Toledo International, Inc.*                         51,900     2,450,718
National Instruments Corp.                                 220,100     6,662,427
Photon Dynamics, Inc.*                                      35,100       712,530
Scansource, Inc.*^                                          68,600     4,376,680
Tektronix, Inc.                                            378,200    12,575,150
Thermo Electron Corp.*                                     185,200     5,004,104
Trimble Navigation Ltd.*^                                   69,150     2,185,140
                                                                     -----------
                                                                      57,089,476
                                                                     -----------
Internet Software & Services (1.5%)
aQuantive, Inc.^                                           112,600     1,086,590
Ask Jeeves, Inc.*^                                          31,100     1,017,281
Entrust Technologies, Inc.*                                231,600       585,948
InfoSpace, Inc.*^                                           57,500     2,724,925
Tumbleweed Communications Corp.*^                          112,400       284,372
ValueClick, Inc.*                                           52,000       490,880
VeriSign, Inc.*                                            227,000     4,512,760
                                                                     -----------
                                                                      10,702,756
                                                                     -----------
IT Services (4.7%)
Affiliated Computer Services, Inc., Class A*                 5,200       289,484
Alliance Data Systems Corp.*                                96,900     3,930,264
Anteon International Corp.*                                 85,900     3,148,235
BearingPoint, Inc.*                                        119,300     1,066,542
Cognizant Technology Solutions Corp., Class A*             279,800     8,536,698
Global Payments, Inc.^                                     137,300     7,352,415
Hewitt Associates, Inc., Class A*^                          10,100       267,246
Iron Mountain, Inc.*^                                      235,250     7,963,213

MAXIMUS, Inc.*^                                             33,200       956,492
                                                                     -----------
                                                                      33,510,589
                                                                     -----------
Semiconductors & Semiconductor Equipment (4.6%)
Actel Corp.*                                               105,700     1,606,640
Advanced Energy Industries, Inc.*^                          92,400       858,396
Altera Corp.*                                               14,800       289,636
AMIS Holdings, Inc.*                                       121,700     1,645,384
ASML Holding N.V. (N.Y. Shares)*                            10,500       135,135
Cabot Microelectronics Corp.*^                              53,800     1,950,250
Exar Corp.*^                                               254,800     3,607,968
Formfactor, Inc.*^                                         139,500     2,702,115
Integrated Circuit Systems, Inc.*                          142,300     3,059,450
Integrated Device Technology, Inc.*^                       147,300     1,403,769
International Rectifier Corp.*                              92,200     3,162,460
Intersil Corp., Class A                                     17,300       275,589
Lam Research Corp.*                                         92,916     2,033,002
Linear Technology Corp.                                     14,600       529,104
Micrel, Inc.*                                               49,300       513,213
Microchip Technology, Inc.                                   7,800       209,352
Microtune, Inc.*^                                          124,600       657,888
Pericom Semiconductor Corp.*^                               81,200       784,392
Semtech Corp.*^                                            292,300     5,603,391
Varian Semiconductor Equipment Associates, Inc.*            56,200     1,736,580
Zilog, Inc.*                                                43,300       249,841
                                                                     -----------
                                                                      33,013,555
                                                                     -----------
Software (7.6%)
Activision, Inc.*                                          183,250     2,541,677
Adobe Systems, Inc.                                         81,700     4,041,699
Ascential Software Corp.*                                       50           674
Aspen Technology, Inc.*                                     57,400       401,226
Borland Software Corp.*                                     93,000       776,550
Catapult Communications Corp.*^                             55,800     1,051,272
Cogent, Inc.*^                                              46,700       850,874
Cognos, Inc.*                                              112,600     3,999,552
Fair Isaac Corp.                                            14,700       429,240
Filenet Corp.*^                                             78,800     1,375,848
Hyperion Solutions Corp.*                                  138,300     4,700,817
Jack Henry & Associates, Inc.                               59,600     1,118,692
Kronos, Inc.*^                                              63,700     2,821,273
Lawson Software, Inc.*^                                    186,500     1,044,400
Macromedia, Inc.*                                          372,200     7,473,776
Mercury Interactive Corp.*                                  44,300     1,545,184
NAVTEQ Corp.*                                              208,250     7,422,030
NetIQ Corp.*                                               118,900     1,272,230
Quest Software, Inc.*^                                     340,100     3,781,912
Red Hat, Inc.*^                                              7,500        91,800
RSA Security, Inc.*^                                        76,500     1,476,450
Salesforce.com, Inc.*                                          400         6,252
Symantec Corp.*                                             44,000     2,414,720
Synopsys, Inc.*                                              1,300        20,579
TIBCO Software, Inc.*                                      349,600     2,975,096
Verity, Inc.*                                               95,300     1,227,464
                                                                     -----------
                                                                      54,861,287
                                                                     -----------
Total Information Technology                                         213,256,742
                                                                     -----------
Materials (3.7%)
Chemicals (2.4%)
Cabot Corp.                                                 90,083     3,474,501
FMC Corp.*                                                  58,400     2,836,488
Georgia Gulf Corp.                                          41,900     1,868,321
Headwaters, Inc.*^                                          50,600     1,561,516
Minerals Technologies, Inc.                                 41,400     2,436,804
Nova Chemicals Corp.                                        41,500     1,606,050
Potash Corp. of Saskatchewan, Inc.*                         40,000     2,566,800
Valspar Corp.                                                8,100       378,108
Westlake Chemical Corp.*                                    38,800       865,240
                                                                     -----------
                                                                      17,593,828
                                                                     -----------
Metals & Mining (1.3%)
Allegheny Technologies, Inc.                               130,520     2,381,990
Gibraltar Steel Corp.                                       16,400       593,024
GrafTech International Ltd.*^                               91,700     1,279,215
Meridian Gold, Inc.*^                                       38,400       642,048
Peabody Energy Corp.                                        46,400     2,760,800

Steel Dynamics, Inc.^                                       46,300     1,788,106
                                                                     -----------
                                                                       9,445,183
                                                                     -----------
Total Materials                                                       27,039,011
                                                                     -----------
Telecommunication Services (2.4%)
Wireless Telecommunication Services (2.4%)
Nextel Partners, Inc., Class A*^                           645,500    10,702,390
NII Holdings, Inc.*^                                       165,720     6,829,321
                                                                     -----------
Total Telecommunication Services                                      17,531,711
                                                                     -----------
Total Common Stocks (98.0%)
   (Cost $652,087,115)                                               706,899,934
                                                                     -----------
SHORT-TERM SECURITIES:
Short-Term Funds of Cash Collateral for Securities
   Loaned (0.5%)
JPMorgan Securities Lending Collateral Investment
   Fund                                                  3,566,249     3,566,249
                                                                     -----------

                                                        Principal
                                                         Amount
                                                       -----------
Short-Term Investments of Cash Collateral for
   Securities Loaned (25.5%)
ABN Amro Bank NV
   1.17%, 12/30/04 (l)                                 $ 5,244,485     5,244,485
Allied Irish Bank plc
   1.14%, 12/20/04 (l)                                   5,244,485     5,244,485
Barclays Bank London
   1.60%, 10/19/04                                       2,103,591     2,103,591
Caja de Madrid
   1.23%, 10/22/04                                       5,244,484     5,244,484
Capital One,
   Series 02-A2 A2
   1.75%, 9/15/05 (l)                                    4,206,863     4,206,863
CDC IXIS Capital Markets
   1.64%, 10/7/04                                        4,615,146     4,615,146
Citigroup Global Markets, Inc.
   1.95%, 10/7/04 (l)                                    5,244,484     5,244,484
Credit Suisse First Boston LLC
   1.68%, 10/5/04                                        1,060,036     1,060,036
Depfa Bank Europe plc
   1.63%, 10/29/04                                       3,146,691     3,146,691
Deutsche Bank Securities, Inc.
   1.94%, 10/1/04                                       20,977,937    20,977,937
   1.81%, 10/27/04                                       1,581,527     1,581,527
Discover Bank
   1.68%, 10/8/04                                        3,146,691     3,146,691
   1.80%, 11/10/04                                       2,097,794     2,097,794
Galaxy Funding, Inc.
   1.74%, 11/3/04                                        4,185,245     4,185,245
Greenwich Capital Holdings, Inc.
   1.95%, 10/1/04                                       52,399,906    52,399,906
Halogen Funding Co. LLC
   1.86%, 10/14/04                                       4,197,320     4,197,320
Hartford Life, Inc.
   1.78%, 09/30/05 (l)                                   1,678,235     1,678,235
HBOS Treasury Services plc
   1.64%, 10/7/04                                        2,097,794     2,097,794
Household Finance Corp.
   1.80%, 10/4/04                                        5,239,502     5,239,502
Lehman Brothers, Inc.
   2.06%, 12/31/04 (l)                                     734,228       734,228
Mane Funding Corp.
   1.60%, 10/22/04                                       4,178,539     4,178,539
Mont Blanc Capital Corp.
   1.79%, 10/20/04                                       4,189,329     4,189,329
Monumental Global Funding II
   1.57%, 7/1/05 (l)                                     2,312,113     2,312,113
New York Life Insurance Co.
   1.76%, 12/31/04 (l)                                   5,244,484     5,244,484
Nordea Bank NY
   1.85%, 9/6/05 (l)                                     5,241,981     5,241,981
PB Finance Delaware, Inc.
   1.80%, 10/26/04                                       3,141,656     3,141,656
Scaldis Capital LLC
   1.80%, 10/29/04                                       5,236,880     5,236,880
Sun Trust Bank,
   1.72%, 5/17/06 (l)                                    5,244,484     5,244,484

Wachovia Bank N.A.
   1.94%, 11/15/04 (l)                                3,986,657       3,986,657
Washington Mutual Bank
   1.68%, 11/12/04                                    5,227,372       5,227,372
Wells Fargo Bank N.A./San Francisco
   1.60%, 10/1/04                                     5,244,484       5,244,484
                                                                  -------------
                                                                    183,694,423
                                                                  -------------
Time Deposit (3.0%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04                                    21,713,481      21,713,481
                                                                  -------------
Total Short-Term Securities (29.0%)
   (Amortized Cost $208,974,153)                                    208,974,153
                                                                  -------------
Total Investments (127.0%)
   (Cost/Amortized Cost $861,061,268)                               915,874,087
Other Assets Less Liabilities (-27.0%)                             (194,471,416)
                                                                  -------------
Net Assets (100%)                                                 $ 721,402,671
                                                                  =============

----------
*    Non-income producing.
^    All, or a portion of security out on loan (See Note 1).
(l)  Floating Rate Security. Rate disclosed is as of September 30, 2004.

     Glossary:
     ADR - American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                     $552,153,833
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                      392,550,158

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                            $ 88,001,069
Aggregate gross unrealized depreciation                             (34,895,627)
                                                                   ------------
Net unrealized appreciation                                          53,105,442
                                                                   ============
Federal income tax cost of investments                             $862,768,645
                                                                   ============

At September 30, 2004, the Portfolio had loaned securities with a total value of $183,905,901. This was secured by collateral of $187,260,672 which was received as cash and subsequently invested in short-term investments and funds as reported in the portfolio of investments.

For the nine months ended September 30, 2004, the Portfolio incurred approximately $1,298 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

                     See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                         Number of      Value
                                                           Shares      (Note 1)
                                                         ---------   -----------
COMMON STOCKS:
Consumer Discretionary (15.6%)
Auto Components (1.4%)
Autoliv, Inc.                                               43,900   $ 1,773,560
Bandag, Inc.                                                 3,400       148,920
BorgWarner, Inc.                                            68,100     2,948,049
China Yuchai International Ltd.                              9,200       128,156
Compagnie Generale des Etablissements Michelin,
   Class B (Registered)                                    119,700     6,083,470
Cooper Tire & Rubber Co.                                   167,700     3,382,509
Dura Automotive Systems, Inc., Series A*                    11,400        80,826
Edelbrock Corp.                                              3,300        54,450
Federal Screw Works                                            375        12,656
R&B, Inc.*                                                   2,700        59,022
Standard Motor Products, Inc.^                              12,700       191,897
Stoneridge, Inc.*                                            3,700        52,170
TRW Automotive Holdings Corp.*                              34,700       654,095
Visteon Corp.^                                              50,900       406,691
                                                                     -----------
                                                                      15,976,471
                                                                     -----------
Automobiles (0.0%)
Coachmen Industries, Inc.^                                   8,800       138,864
                                                                     -----------
Distributors (0.1%)
Andersons, Inc.                                              4,998       104,208
Coast Distribution System/CA*                                5,100        35,394
Handleman Co.                                               14,800       302,808
Jaco Electronics, Inc.*                                        700         3,780
Noland Co.^                                                    400        17,180
Source Interlink Cos., Inc.*^                               19,957       193,982
                                                                     -----------
                                                                         657,352
                                                                     -----------
Hotels, Restaurants & Leisure (2.1%)
Ambassadors Group, Inc.                                      7,092       191,484
Ark Restaurants Corp.*                                         400        10,420
Aztar Corp.*^                                               37,300       988,450
Bally Total Fitness Holding Corp.*^                        387,200     1,409,408
Bob Evans Farms, Inc.^                                       9,477       257,395
CBRL Group, Inc.^                                          185,290     6,685,263
Checkers Drive-In Restaurant, Inc.*                          9,900       116,325
Choice Hotels International, Inc.                           13,100       754,429
CKE Restaurants, Inc.*                                         200         2,210
Darden Restaurants, Inc.                                   335,000     7,812,200
Dave and Busters, Inc.*^                                    20,200       383,396
Dover Motorsports, Inc.                                        300         1,287
Famous Dave's of America, Inc.*                             19,100       143,250
Frisch's Restaurants, Inc.                                   2,800        70,000
Interstate Hotels & Resorts, Inc.*                           4,000        16,200
J Alexander's Corp.*                                         3,550        24,247
Landry's Restaurants, Inc.^                                 43,200     1,178,928
Lone Star Steakhouse & Saloon, Inc.                         29,500       761,985
Luby's, Inc.*                                               21,200       139,920
Marcus Corp.^                                                8,800       171,336
Nathan's Famous, Inc.*                                       3,900        23,946
Navigant International, Inc.*^                              19,000       310,270
Rubio's Restaurants, Inc.*                                     400         3,648
Ryan's Restaurant Group, Inc.*                                 600         8,904
Sands Regent*                                                  400         3,608
Station Casinos, Inc.^                                      28,600     1,402,544
Vail Resorts, Inc.*^                                        36,500       659,555
Westcoast Hospitality Corp.*                                 2,700        14,985
                                                                     -----------
                                                                      23,545,593
                                                                     -----------
Household Durables (2.3%)
Acme United Corp.                                              500         4,550
American Biltrite, Inc.*                                     3,100        38,006
American Greetings Corp., Class A*^                         95,600     2,401,472
Basset Furniture Industries, Inc.                           18,500       349,280
Beazer Homes USA, Inc.^                                      9,000       962,010
Boston Acoustics, Inc.                                       1,600        20,640

Brookfield Homes Corp.                                       10,900      287,215
Cobra Electronics Corp.*                                      1,500       10,815
CSS Industries, Inc.                                          8,900      275,366
Decorator Industries, Inc.                                    2,100       19,509
Department 56, Inc.*                                         24,800      404,240
Dixie Group, Inc.*                                              700        7,875
Enesco Group, Inc.*                                           9,000       61,650
Flexsteel Industries, Inc.^                                   2,800       49,700
Global-Tech Appliances, Inc.*                                14,500      134,850
Harman International Industries, Inc.                         2,600      280,150
Hooker Furniture Corp.                                          300        8,289
Kimball International, Inc., Class B                          8,800      122,144
Knape & Vogt Manufacturing Co.                                2,900       38,715
Leggett & Platt, Inc.                                       199,500    5,605,950
M/I Homes, Inc.^                                             11,300      479,572
MDC Holdings, Inc.^                                          37,010    2,705,431
National Presto Industries, Inc., Class A^                    1,900       79,458
P&F Industries, Inc., Class A*                                  100          940
Pulte Homes, Inc.                                               400       24,548
QEP Co., Inc.*                                                2,200       33,660
Ryland Group, Inc.^                                          10,400      963,664
Snap-On, Inc.                                                59,000    1,626,040
Technical Olympic USA, Inc.^                                  4,800      135,552
Toll Brothers, Inc.*^                                        56,400    2,613,012
William Lyon Homes, Inc.*^                                    6,000      533,400
Yankee Candle Co., Inc.*                                    190,300    5,511,088
                                                                      ----------
                                                                      25,788,791
                                                                      ----------
Internet & Catalog Retail (0.1%)
1-800-Flowers.com, Inc., Class A*                            21,996      182,567
Blair Corp.                                                     800       22,544
Insight Enterprises, Inc.*                                   50,079      843,330
PC Mall, Inc.*^                                               2,000       30,580
Systemax, Inc.*                                               8,500       48,110
                                                                      ----------
                                                                       1,127,131
                                                                      ----------
Leisure Equipment & Products (0.5%)
Aldila, Inc.*^                                                1,500       15,000
Brunswick Corp.                                             102,700    4,699,552
Callaway Golf Co.^                                           59,400      627,858
Escalade, Inc.                                                  900       12,501
GameTech International, Inc.                                  1,200        5,844
JAKKS Pacific, Inc.*^                                         2,400       55,200
K2, Inc.*^                                                   49,545      708,989
                                                                      ----------
                                                                       6,124,944
                                                                      ----------
Media (2.7%)
Cox Radio, Inc., Class A*                                   128,000    1,909,760
EMAK Worldwide, Inc.*                                           785        7,646
Entercom Communications Corp.*                               71,000    2,318,860
Grey Global Group, Inc.                                         551      548,245
Interpublic Group of Cos., Inc.*                            600,200    6,356,118
Media General, Inc., Class A                                 30,600    1,712,070
Opinion Research Corp.*                                       7,400       47,064
Point.360*                                                    2,600        6,575
Pulitzer, Inc.                                               11,400      563,160
Reader's Digest Association, Inc. (Non-Voting)^             397,700    5,802,443
Regent Communications, Inc.*^                                 9,400       53,204
UnitedGlobalCom, Inc., Class A*^                          1,095,326    8,182,085
Westwood One, Inc.*                                         126,500    2,500,905
World Wrestling Entertainment, Inc.                           3,700       45,214
                                                                      ----------
                                                                      30,053,349
                                                                      ----------
Multiline Retail (0.1%)
Bon-Ton Stores, Inc.                                          1,100       13,409
Gottschalks, Inc.*                                            1,300        8,125
Retail Ventures, Inc.*                                       18,800      141,752
ShopKo Stores, Inc.*^                                        50,500      879,205
                                                                      ----------
                                                                       1,042,491
                                                                      ----------
Specialty Retail (4.5%)
Aeropostale, Inc.*                                           12,150      318,330
AnnTaylor Stores Corp.*                                       9,000      210,600
Barnes & Noble, Inc.*^                                       16,200      599,400
Books-A-Million, Inc.                                        31,300      250,713
Borders Group, Inc.                                         131,800    3,268,640
Burlington Coat Factory Warehouse Corp.^                     24,500      520,135
Cato Corp., Class A                                           5,500      122,375
Charming Shoppes, Inc.*^                                    200,830    1,429,910

Circuit City Stores, Inc.^                                  85,500     1,311,570
CSK Auto Corp.*                                              4,000        53,280
Finlay Enterprises, Inc.*                                      300         5,835
Foot Locker, Inc.                                          395,100     9,363,870
GameStop Corp.*                                              1,200        22,212
Hastings Entertainment, Inc.*                                1,800        13,680
Haverty Furniture Cos., Inc.                                 6,700       117,518
Jo-Ann Stores, Inc.*                                         5,600       157,024
Linens 'N Things, Inc.*^                                     6,400       148,288
Office Depot, Inc.*                                        275,500     4,140,765
Pomeroy IT Solutions, Inc.*                                 16,000       202,560
Rent-A-Center, Inc.*                                       140,801     3,641,114
Rex Stores Corp.*                                            6,700        94,135
Ross Stores, Inc.                                          186,800     4,378,592
Rush Enterprises, Inc., Class B*                             7,900        92,351
S&K Famous Brands, Inc.*                                     2,700        42,306
Sport Chalet, Inc.*                                            900        12,258
Stage Stores, Inc.*^                                         2,500        85,550
Stein Mart, Inc.*                                           26,700       406,374
Steiner Leisure Ltd.*                                       14,010       309,621
Syms Corp.*                                                  1,900        20,444
Talbots, Inc.^                                             227,200     5,632,288
Tiffany & Co.                                              168,100     5,167,394
TJX Cos., Inc.                                             213,100     4,696,724
Toys R US, Inc.*                                            17,600       312,224
Trans World Entertainment Corp.*                            23,000       224,710
Zale Corp.*                                                 96,200     2,703,220
                                                                     -----------
                                                                      50,076,010
                                                                     -----------
Textiles, Apparel & Luxury Goods (1.8%)
Ashworth, Inc.*                                             17,900       146,780
Brown Shoe Co., Inc.                                         9,700       243,082
Culp, Inc.*                                                 15,300       112,455
Cutter & Buck, Inc.                                          3,000        33,000
Delta Apparel, Inc.                                          1,200        28,560
G-III Apparel Group, Ltd.*                                   3,600        23,148
Haggar Corp.                                                 9,700       166,258
Hallwood Group, Inc.*^                                       2,000       168,000
Hampshire Group Ltd.*                                          300         9,468
Hartmarx Corp.*                                                900         6,678
Jones Apparel Group, Inc.                                  224,520     8,037,816
Kellwood Co.                                                37,000     1,348,650
McRae Industries, Inc., Class A                                300         3,300
Movado Group, Inc.                                          19,800       336,600
Perry Ellis International, Inc.*                               740        16,643
Phillips-Van Heusen Corp.^                                  39,100       871,148
Polo Ralph Lauren Corp.                                     53,100     1,931,247
Quaker Fabric Corp.                                          1,700        11,050
Russell Corp.^                                              38,500       648,340
Saucony, Inc., Class A*                                      6,500       161,915
Stride Rite Corp.                                           24,500       251,125
Superior Uniform Group, Inc.                                   700         9,590
Tandy Brands Accessories, Inc.                               5,800        82,650
Timberland Co., Class A*                                       400        22,720
Tommy Hilfiger Corp.*                                      141,300     1,394,631
V.F. Corp.                                                  65,100     3,219,195
Weyco Group, Inc.^                                           3,000       111,000
Wolverine World Wide, Inc.                                  28,600       720,720
                                                                     -----------
                                                                      20,115,769
                                                                     -----------
Total Consumer Discretionary                                         174,646,765
                                                                     -----------
Consumer Staples (2.6%)
Beverages (0.3%)
Adolph Coors Co., Class B                                   16,000     1,086,720
Boston Beer Co., Inc., Class A*^                               600        15,120
Hansen Natural Corp.*^                                       6,165       148,700
National Beverage Corp.*                                    12,300        99,384
PepsiAmericas, Inc.                                         79,600     1,520,360
Robert Mondavi Corp., Class A*^                              7,300       285,941
                                                                     -----------
                                                                       3,156,225
                                                                     -----------
Food & Staples Retailing (0.4%)
Foodarama Supermarkets*                                        100         3,650
Longs Drug Stores Corp.^                                    47,400     1,147,080
Ruddick Corp.                                               40,600       797,384
Smart & Final, Inc.*^                                        8,800       147,488

SUPERVALU, Inc.                                              86,800    2,391,340
Village Super Market, Inc., Class A                             100        3,175
Weis Markets, Inc.                                           14,700      498,036
                                                                      ----------
                                                                       4,988,153
                                                                      ----------
Food Products (1.7%)
Bunge Ltd.^                                                 244,400    9,771,112
Cal-Maine Foods, Inc.^                                       28,320      310,670
Chiquita Brands International, Inc.*^                        64,100    1,115,981
Dean Foods Co.*                                              85,050    2,553,201
Flowers Foods, Inc.                                           4,050      104,693
Lance, Inc.                                                  34,200      552,330
Omega Protein Corp.*                                          8,300       63,910
Ralcorp Holdings, Inc.*                                      54,100    1,953,010
Sanderson Farms, Inc.^                                       10,200      341,190
Seaboard Corp.                                                  680      398,446
Smithfield Foods, Inc.*                                      88,800    2,220,000
Zapata Corp.*                                                 1,900      112,765
                                                                      ----------
                                                                      19,497,308
                                                                      ----------
Household Products (0.1%)
Central Garden & Pet Co.*                                    33,870    1,037,099
Oil-Dri Corp. of America                                        100        1,523
                                                                      ----------
                                                                       1,038,622
                                                                      ----------
Personal Products (0.1%)
Elizabeth Arden, Inc.*                                       30,000      631,800
Nature's Sunshine Products, Inc.                              2,000       30,340
Parlux Fragrances, Inc.*                                      3,500       45,500
Weider Nutrition International, Inc.*                        26,200      119,210
                                                                      ----------
                                                                         826,850
                                                                      ----------
Total Consumer Staples                                                29,507,158
                                                                      ----------
Energy (8.2%)
Energy Equipment & Services (3.4%)
Cooper Cameron Corp.*                                       156,400    8,576,976
Dawson Geophysical Co.*^                                      2,800       58,604
ENSCO International, Inc.                                   123,550    4,036,379
Grant Prideco, Inc.*                                         15,600      319,644
IHC Caland N.V.                                             157,541    8,155,355
Lufkin Industries, Inc.                                       1,500       55,830
Maverick Tube Corp.*                                         57,500    1,771,575
NATCO Group, Inc.*                                            8,700       75,255
National-Oilwell, Inc.*                                         900       29,574
NS Group, Inc.*                                              17,800      329,300
Oceaneering International, Inc.*                             29,200    1,075,728
Offshore Logistics, Inc.*                                     7,200      247,824
Oil States International, Inc.*                              28,300      529,210
Tetra Technologies, Inc.*                                    21,900      679,995
Tidewater, Inc.                                              53,500    1,741,425
Transocean, Inc.*                                           261,700    9,363,626
Varco International, Inc.*                                    5,400      144,828
Veritas DGC, Inc.*                                           11,900      271,082
W-H Energy Services, Inc.*                                   21,700      450,275
Willbros Group, Inc.*^                                       28,300      421,953
                                                                      ----------
                                                                      38,334,438
                                                                      ----------
Oil & Gas (4.8%)
Adams Resources & Energy, Inc.                                1,400       18,550
Ashland, Inc.                                                78,400    4,396,672
Cabot Oil & Gas Corp., Class A                                2,000       89,800
Carrizo Oil & Gas, Inc.*^                                     9,472       90,647
Castle Energy Corp.                                             300        3,456
Chesapeake Energy Corp.^                                    198,800    3,147,004
Comstock Resources, Inc.*                                    10,900      228,028
Contango Oil & Gas Co.*                                         700        4,676
Devon Energy Corp.                                          113,793    8,080,441
Dominion Resources Black Warrior Trust^                       4,500      151,605
Edge Petroleum Corp.*                                        10,700      170,879
Energy Partners Ltd.*^                                       44,700      727,716
EOG Resources, Inc.                                         118,900    7,829,565
Frontier Oil Corp.                                            7,100      167,631
Frontline Ltd.^                                              75,800    3,577,002
General Maritime Corp.*^                                     51,200    1,783,296
Hugoton Royalty Trust                                        49,100    1,377,255
KCS Energy, Inc.*^                                           65,800      915,278
Magnum Hunter Resources, Inc.*^                             107,400    1,239,396
Maritrans, Inc.^                                              4,400       67,936

Meridian Resource Corp.*                                     48,300      426,489
Newfield Exploration Co.*                                     1,900      116,356
Nordic American Tanker Shipping Ltd.^                        10,400      356,616
Overseas Shipholding Group, Inc.                             26,200    1,300,568
Panhandle Royalty Co.                                           400        6,880
Patina Oil & Gas Corp.                                       36,900    1,091,133
Penn Virginia Corp.                                             600       23,754
Premcor, Inc.*                                               15,600      600,600
Resource America, Inc., Class A                               8,770      206,884
Spinnaker Exploration Co.*                                    1,000       35,040
Sunoco, Inc.                                                 16,900    1,250,262
Talisman Energy, Inc.                                        95,000    2,460,500
Teekay Shipping Corp.^                                       89,400    3,852,246
Transmontaigne, Inc.*^                                       37,800      219,996
Ultra Petroleum Corp.*^                                      70,769    3,471,220
XTO Energy, Inc.                                            130,425    4,236,204
                                                                      ----------
                                                                      53,721,581
                                                                      ----------
Total Energy                                                          92,056,019
                                                                      ----------
Financials (20.4%)
Capital Markets (1.6%)
A.G. Edwards, Inc.^                                          87,300    3,022,326
Affiliated Managers Group, Inc.*^                                 1           54
American Capital Strategies Ltd.^                            84,665    2,653,401
Federated Investors, Inc., Class B                           95,100    2,704,644
Maxcor Financial Group                                        2,783       24,905
MCG Capital Corp.^                                            5,500       95,480
Mellon Financial Corp.                                      203,450    5,633,530
Piper Jaffray Cos.*^                                         98,100    3,883,779
Raymond James Financial, Inc.                                12,800      308,736
Stifel Financial Corp.*^                                        666       13,054
                                                                      ----------
                                                                      18,339,909
                                                                      ----------
Commercial Banks (5.3%)
1st Independence Financial Group, Inc.                        1,500       28,875
1st Source Corp.                                                300        7,692
ABC Bancorp                                                   1,100       22,187
Amcore Financial, Inc.^                                      36,500    1,035,870
AmeriServ Financial, Inc.*                                   11,200       56,000
Auburn National Bancorporation, Inc.                          1,500       29,250
BancFirst Corp.                                               4,911      314,893
Bancorp Rhode Island, Inc.                                      700       24,920
Bank of Hawaii Corp.                                         58,200    2,749,950
Bank of Marin/California*                                       450       14,400
Banknorth Group, Inc.                                       213,500    7,472,500
Banner Corp.                                                  7,600      223,440
Bar Harbor Bankshares                                           500       13,500
Beverly Hills Bancorp, Inc.                                   1,898       19,834
BNCCORP, Inc.*                                                4,200       59,430
Camden National Corp.                                           100        3,451
Capitol Bancorp Ltd.^                                           600       17,604
Carrollton Bancorp                                              315        5,198
Cascade Financial Corp.                                       1,375       22,962
Cass Information Systems, Inc.                                  550       20,350
CCF Holding Co.                                                 675       10,855
Century Bancorp, Inc., Class A                                1,600       50,800
City National Corp.                                          48,700    3,163,065
Classic Bancshares, Inc.                                      2,100       81,900
Colonial Bancgroup, Inc.                                     77,199    1,578,720
Comerica, Inc.                                               57,400    3,406,690
Commerce Bancorp, Inc.                                          300       12,300
Community Bank Shares of Indiana, Inc.                          800       17,280
Community Trust Bancorp, Inc.                                 5,610      174,359
Community West Bancshares                                       200        2,110
Cornerstone Bancorp, Inc.                                     1,324       38,462
Cowlitz Bancorp*                                              2,100       23,058
Desert Community Bank/Victorville, CA                           220        5,753
ECB Bancorp, Inc.                                             1,000       28,200
First Charter Corp.^                                          1,000       24,170
First Citizens BankShares, Inc., Class A                      7,500      885,000
First Financial Corp.                                         1,684       52,911
First M & F Corp.                                             1,500       50,025
First South Bancorp, Inc./NC^                                 1,050       25,945
First West Virginia Bancorp, Inc.                               200        4,340
FirstFed Bancorp, Inc.^                                         100          765

FNB Financial Services Corp.                                  1,625       31,281
Gateway Financial Holdings, Inc.                                945       14,175
Glen Burnie Bancorp                                             360        8,100
Guaranty Bancshares, Inc.                                       400        8,500
Habersham Bancorp                                               500        9,931
Hancock Holding Co.                                             900       28,611
HF Financial Corp.                                            1,160       19,453
Hibernia Corp., Class A                                     403,400   10,653,794
Horizon Bancorp, Inc.                                         3,300       81,675
Intervest Bancshares Corp.*                                   1,500       25,125
Irwin Financial Corp.^                                       30,600      790,092
Leesport Financial Corp.                                      1,300       29,250
Long Island Financial Corp.                                   1,600       47,680
LSB Corp.                                                     5,000       99,500
MidWestOne Financial Group, Inc.                              4,300       79,120
North Fork Bancorp, Inc.^                                   221,200    9,832,340
Northrim BanCorp, Inc.                                        1,700       37,145
Northway Financial, Inc.                                        300        9,810
Oriental Financial Group, Inc.                               28,000      757,680
Pacific Mercantile Bancorp*                                   2,700       33,669
Patriot National Bancorp, Inc.                                1,200       16,356
Peoples Banctrust Co., Inc.                                   1,400       19,530
Pinnacle Bancshares, Inc.                                     1,800       26,550
Princeton National Bancorp, Inc.                              2,700       79,110
Provident Bankshares Corp.                                   14,500      486,475
QCR Holdings, Inc.^                                           1,800       33,336
Republic Bancorp, Inc./MI                                    51,957      800,138
Republic Bancorp, Inc., Class A/KY                            6,192      143,654
Republic First Bancorp, Inc.*                                 8,239      107,766
Salisbury Bancorp, Inc.^                                      1,500       64,500
Security National Financial Corp., Class A*                     400        1,500
South Financial Group, Inc.^                                 73,530    2,073,546
Southside Bancshares, Inc.^                                   1,313       26,733
Team Financial, Inc.                                          3,000       33,000
UMB Financial Corp.^                                          9,994      476,414
UnionBanCal Corp.                                            87,800    5,198,638
United Bancshares, Inc.                                       1,400       21,700
United Financial Corp.                                        1,915       45,290
Unity Bancorp, Inc.                                           5,622       69,432
Wainwright Bank & Trust Co.                                   5,610       63,898
Washington Banking Co.                                          632        9,480
Westbank Corp.                                                  735       15,200
Westcorp                                                     38,200    1,624,264
Yardville National Bancorp                                      900       26,190
Zions Bancorp                                                62,800    3,833,312
                                                                      ----------
                                                                      59,671,957
                                                                      ----------
Consumer Finance (0.1%)
ACE Cash Express, Inc.*^                                      2,781       72,417
Advanta Corp., Class A                                        3,094       70,543
Cash America International, Inc.                                500       12,230
Ezcorp, Inc., Class A*^                                      13,800      120,074
WFS Financial, Inc.*                                         18,900      879,795
                                                                      ----------
                                                                       1,155,059
                                                                      ----------
Diversified Financial Services (1.1%)
Apollo Investment Corp.*^                                   246,200    3,483,730
BKF Capital Group, Inc.                                         100        2,930
California First National Bancorp                             1,000       13,260
CIT Group, Inc.                                             221,900    8,296,841
ICT Group, Inc.*^                                             2,300       17,043
                                                                      ----------
                                                                      11,813,804
                                                                      ----------
Insurance (6.6%)
Ambac Financial Group, Inc.                                 129,300   10,337,535
American Financial Group, Inc.                               58,600    1,751,554
American National Insurance Co.                              11,884    1,150,252
American Safety Insurance Group Ltd.*                        11,200      153,440
AmerUs Group Co.^                                            62,500    2,562,500
Argonaut Group, Inc.*^                                        2,200       41,074
Assurant, Inc.                                              339,900    8,837,400
Bancinsurance Corp.*                                          3,100       23,312
Commerce Group, Inc.^                                        37,800    1,829,520
Delphi Financial Group, Inc., Class A^                       44,750    1,797,608
Donegal Group, Inc., Class B                                  2,200       42,284
Endurance Specialty Holdings Ltd.                           166,500    5,352,975
FBL Financial Group, Inc., Class A                           12,260      321,089

FPIC Insurance Group, Inc.*^                                  2,000       51,700
Great American Financial Resources, Inc.                      6,700      102,443
HCC Insurance Holdings, Inc.                                 76,700    2,312,505
Horace Mann Educators Corp.                                   9,100      159,978
IPC Holdings Ltd.                                            44,200    1,680,042
Max Reinsurance Capital Ltd.                                 64,000    1,280,000
Midland Co.                                                  14,914      407,898
National Western Life Insurance Co., Class A*                   300       48,870
NYMAGIC, Inc.                                                   800       17,512
Ohio Casualty Corp.*                                          3,700       77,441
Old Republic International Corp.                            249,200    6,237,476
Platinum Underwriters Holdings Ltd.                         133,416    3,906,421
Presidential Life Corp.^                                     11,986      205,919
Reinsurance Group of America, Inc.                          225,400    9,286,480
RenaissanceReinsurance Holdings Ltd.                        150,500    7,762,790
RTW, Inc.*                                                    2,100       14,910
SCPIE Holdings, Inc.                                          5,200       46,644
Selective Insurance Group, Inc.^                             32,465    1,207,698
Stancorp Financial Group, Inc.                               19,600    1,395,520
UICI                                                          3,800      124,412
Unico American Corp.*                                           200        1,250
United Fire & Casualty Co.^                                   8,391      481,056
W.R. Berkley Corp.                                           34,050    1,435,548
Wesco Financial Corp.                                           810      284,715
Zenith National Insurance Corp.^                             11,600      490,796
                                                                      ----------
                                                                      73,220,567
                                                                      ----------
Real Estate (2.6%)
American Home Mortgage Investment Corp. (REIT)^               7,400      206,830
Avatar Holdings, Inc.*^                                       5,113      217,047
Bedford Property Investors, Inc. (REIT)^                      7,200      218,448
Bluegreen Corp.*                                             36,800      409,584
Boykin Lodging Co., Inc. (REIT)*                             23,900      200,999
Brandywine Realty Trust (REIT)^                              71,800    2,044,864
Capital Trust, Inc./NY, Class A (REIT)                        9,000      261,900
CB Richard Ellis Services, Inc., Class A*                    58,200    1,344,420
Commercial Net Lease Realty (REIT)                            7,600      138,472
Correctional Properties Trust (REIT)^                        19,900      543,270
Cousins Properties, Inc. (REIT)                              24,000      823,440
CRT Properties, Inc. (REIT)^                                 44,100      945,945
Developers Diversified Realty Corp. (REIT)                   16,900      661,635
Entertainment Properties Trust (REIT)                        33,300    1,258,740
Equity Inns, Inc. (REIT)                                     60,500      597,740
Friedman, Billings, Ramsey Group, Inc., Class A (REIT)^      46,600      890,060
Hanover Capital Mortgage Holdings, Inc. (REIT)               12,000      148,800
Host Marriott LP (REIT)*                                     33,500      470,005
HRPT Properties Trust (REIT)                                289,800    3,184,902
ILX Resorts, Inc.                                               700        6,958
iStar Financial, Inc. (REIT)                                 29,200    1,203,916
Kramont Realty Trust (REIT)                                   8,200      152,520
LTC Properties, Inc. (REIT)^                                 23,900      427,571
Mission West Properties, Inc. (REIT)^                        21,200      219,420
National Health Investors, Inc. (REIT)                       43,200    1,228,608
National Health Realty, Inc. (REIT)                          10,900      207,645
Newcastle Investment Corp. (REIT)                            43,800    1,344,660
One Liberty Properties, Inc. (REIT)                          15,100      272,555
Orleans Homebuilders, Inc.*                                     500       11,260
Parkway Properties, Inc. (REIT)                              18,500      859,325
Pennsylvania Real Estate Investment Trust (REIT)                100        3,866
Prologis Trust (REIT)                                        18,400      648,416
Reckson Associates Realty Corp. (REIT)                      130,300    3,746,125
Saxon Capital, Inc. (REIT)*^                                 32,876      706,834
Tarragon Corp. (REIT)*^                                       3,800       49,438
Trizec Properties, Inc. (REIT)^                             154,900    2,473,753
Ventas, Inc. (REIT)                                          29,000      751,680
Winston Hotels, Inc. (REIT)                                  30,400      325,280
                                                                      ----------
                                                                      29,206,931
                                                                      ----------
Thrifts & Mortgage Finance (3.1%)
Accredited Home Lenders Holding Co.*^                        18,617      717,127
Bankunited Financial Corp.*                                  21,200      617,980
Berkshire Bancorp, Inc.                                       1,400       23,030
Berkshire Hills Bancorp, Inc.                                 8,700      321,465
Capital Crossing Bank*                                        9,200      234,048
Capital Title Group, Inc.                                    14,460       74,903
Carver Bancorp, Inc.                                            300        6,120

Central Bancorp, Inc./MA                                       500        15,250
Centrue Financial Corp.                                      2,200        60,390
CFS Bancorp, Inc.^                                           1,000        13,900
Commercial Federal Corp.                                    57,800     1,559,444
Community Financial Corp.                                    3,100        61,997
CORUS Bankshares, Inc.                                      21,600       931,608
Doral Financial Corp.^                                     102,800     4,263,116
EFC Bancorp, Inc.                                              500        12,585
Elmira Savings Bank FSB                                        100         2,900
ESB Financial Corp.                                          1,356        18,577
FFW Corp.                                                      200         4,320
Fidelity Bancorp, Inc./PA                                      110         2,415
First Bancorp of Indiana, Inc.                               1,600        31,440
First Bancshares, Inc./Mo                                      100         1,999
First BancTrust Corp.                                        2,600        31,642
First Defiance Financial Corp.                               4,000       104,040
First Federal Bancorp, Inc./Ohio                             1,000        13,040
First Federal Bancshares of Arkansas, Inc.                   2,000        40,800
First Federal Bancshares, Inc.                                 200         4,800
First Federal Bankshares, Inc.                               4,200        95,760
First Franklin Corp.                                         1,700        35,700
First Keystone Financial, Inc.                               1,400        30,338
First Midwest Financial, Inc.                                  500        11,125
First Place Financial Corp./Ohio                            13,458       269,160
FirstBank NW Corp.                                             970        27,771
FirstFed Financial Corp.*                                      300        14,664
Flushing Financial Corp.                                    24,000       456,240
Great Pee Dee Bancorp, Inc.                                    500         7,550
GS Financial Corp.                                           1,600        30,576
Guaranty Federal Bancshares, Inc.                            1,000        19,250
HMN Financial, Inc.^                                         2,678        74,288
Home Federal Bancorp/IN                                      3,300        84,480
Home Loan Financial Corp.                                      180         3,524
Independence Community Bank Corp.                          109,787     4,287,182
IndyMac Bancorp, Inc.                                       85,900     3,109,580
LSB Financial Corp.                                            226         5,876
MAF Bancorp, Inc.                                           27,296     1,177,276
MASSBANK Corp.                                                 100         3,714
Matrix Bancorp, Inc.*                                        1,600        20,320
Mayflower Co-operative Bank                                    150         2,852
MFB Corp.                                                      100         3,000
MutualFirst Financial, Inc.                                  7,800       187,200
New Century Financial Corp.^                                21,750     1,309,785
New Hampshire Thrift Bancshares, Inc.                        1,100        30,690
Northeast Bancorp                                              500         9,380
Northeast Indiana Bancorp, Inc.                              1,300        28,197
Northeast Pennsylvania Financial Corp.                       1,300        21,463
Ocwen Financial Corp.*^                                     37,900       346,785
Park Bancorp, Inc.                                           1,300        39,403
Pennfed Financial Services, Inc.                               100         3,041
Peoples Bancorp/Auburn IN                                      600        13,494
Peoples Community Bancorp, Inc.                                300         6,900
PFF Bancorp, Inc.                                            9,660       369,688
PHSB Financial Corp.                                           300         8,070
Pocahontas Bancorp, Inc.                                     1,400        22,750
Provident Bancorp, Inc.                                        100         1,174
Provident Financial Holdings, Inc.                             675        19,575
PSB Bancorp, Inc.*                                           4,999        78,984
R&G Financial Corp., Class B                                32,850     1,269,653
Radian Group, Inc.                                         116,800     5,399,664
South Street Financial Corp.                                   300         2,985
Sterling Financial Corp./WA*                                24,620       867,609
Timberland Bancorp, Inc.                                     4,200        98,574
Union Community Bancorp                                        600        10,602
United Community Financial Corp.^                           41,590       472,878
W Holding Co., Inc.                                         70,800     1,345,200
Washington Federal, Inc.                                    47,481     1,194,147
Washington Savings Bank FSB/MD                                 100         1,279
Webster Financial Corp.                                     55,800     2,755,962
Wells Financial Corp.                                          700        20,986
Woronoco Bancorp, Inc.                                         400        15,500
                                                                     -----------
                                                                      34,890,780
                                                                     -----------
Total Financials                                                     228,299,007
                                                                     ===========

Health Care (8.1%)
Biotechnology (0.6%)
Charles River Laboratories International, Inc.*^            154,600    7,080,680
Kendle International, Inc.*                                  21,400      113,206
                                                                      ----------
                                                                       7,193,886
                                                                      ----------
Health Care Equipment & Supplies (4.0%)
Allied Healthcare Products*                                   2,400       16,584
Atrion Corp.                                                    200        9,500
Bausch & Lomb, Inc.                                          58,065    3,858,419
Beckman Coulter, Inc.                                       104,200    5,847,704
Compex Technologies, Inc.*                                   11,700       63,180
Conmed Corp.*                                                 9,940      261,422
Datascope Corp.                                               5,100      190,230
Dentsply International, Inc.                                 95,300    4,949,882
E-Z-Em, Inc.*                                                 6,400      114,880
Edwards Lifesciences Corp.*^                                290,000    9,715,000
Enpath Medical, Inc.*                                           200        1,830
Hillenbrand Industries, Inc.                                155,000    7,832,150
Invacare Corp.^                                              25,170    1,157,820
Kinetic Concepts, Inc.*                                      36,300    1,907,565
Mesa Laboratories, Inc.                                         600        7,074
Mine Safety Appliances Co.                                    2,100       85,512
National Dentex Corp.*                                        1,600       45,088
New Brunswick Scientific, Inc.*                                 200        1,030
Ocular Sciences, Inc.*                                       22,800    1,093,716
Respironics, Inc.*                                              600       32,064
Sola International, Inc.*^                                   31,800      605,790
Span-America Medical Systems, Inc.                              300        3,183
Thoratec Corp.*^                                             13,200      126,984
Utah Medical Products, Inc.                                     300        5,400
Varian, Inc.*                                               147,400    5,582,038
West Pharmaceutical Services, Inc.                           32,200      671,370
                                                                      ----------
                                                                      44,185,415
                                                                      ----------
Health Care Providers & Services (2.5%)
Air Methods Corp.*                                              600        3,870
Alliance Imaging, Inc.*                                      21,500      160,605
Allied Healthcare International, Inc.*                          700        3,773
American Dental Partners, Inc.*                              11,400      228,000
American Shared Hospital Services                                40          204
Carriage Services, Inc.*^                                    10,700       50,611
Coventry Health Care, Inc.*                                  54,700    2,919,339
Health Management Associates, Inc., Class A^                183,700    3,752,991
Health Net, Inc.*^                                          527,147   13,031,074
Horizon Health Corp.*                                           300        6,330
Humana, Inc.*                                               152,100    3,038,958
Kindred Healthcare, Inc.*^                                   45,505    1,110,322
LCA Vision, Inc.^                                            21,600      557,064
Medcath Corp.*^                                               7,800      123,396
National Home Health Care Corp.*                              1,700       17,000
NWH, Inc.                                                     4,600       81,324
PacifiCare Health Systems, Inc.*                             35,000    1,284,500
Parexel International Corp.*^                                19,200      376,320
RehabCare Group, Inc.*                                        3,000       69,090
Stewart Enterprises, Inc.*                                      600        4,170
VCA Antech, Inc.*                                            16,318      336,640
Ventiv Health, Inc.*                                         12,700      215,265
                                                                      ----------
                                                                      27,370,846
                                                                      ----------
Pharmaceuticals (1.0%)
Alpharma, Inc., Class A^                                     57,600    1,053,504
Barr Pharmaceuticals, Inc.*                                  83,700    3,467,691
Biovail Corp.*^                                             267,200    4,622,560
Discovery Partners International, Inc.*                       5,900       28,320
Endo Pharmaceuticals Holdings, Inc.*                        102,900    1,889,244
First Horizon Pharmaceutical Corp.*^                         30,005      600,400
                                                                      ----------
                                                                      11,661,719
                                                                      ----------
Total Health Care                                                     90,411,866
                                                                      ----------
Industrials (12.9%)
Aerospace & Defense (1.8%)
Alliant Techsystems, Inc.*                                  120,100    7,266,050
Allied Defense Group, Inc.*                                     500        9,270
Armor Holdings, Inc.*                                        33,400    1,389,774
Aviall, Inc.*                                                29,300      597,720
Bombardier, Inc., Class B                                   741,395    1,704,760

Curtiss-Wright Corp.^                                           400       22,892
Ducommun, Inc.*                                                 400        8,940
Esterline Technologies Corp.*^                               38,200    1,168,538
Orbital Sciences Corp.*^                                     18,900      215,838
Precision Castparts Corp.                                    39,556    2,375,314
United Defense Industries, Inc.*                            141,200    5,646,588
                                                                      ----------
                                                                      20,405,684
                                                                      ----------
Air Freight & Logistics (1.0%)
AirNet Systems, Inc.*                                        11,000       47,300
CNF, Inc.                                                   153,900    6,308,361
Dynamex, Inc.*                                                5,700       98,268
EGL, Inc.*^                                                  24,242      733,563
Hub Group, Inc., Class A*                                     5,900      219,775
Ryder System, Inc.                                           81,980    3,856,339
                                                                      ----------
                                                                      11,263,606
                                                                      ----------
Airlines (0.7%)
Continental Airlines, Inc., Class B*^                        17,141      146,041
ExpressJet Holdings, Inc.*^                                  66,200      662,662
MAIR Holdings, Inc.*^                                        11,389       93,390
Northwest Airlines Corp.*^                                  116,100      953,181
Southwest Airlines Co.                                      437,800    5,962,836
                                                                      ----------
                                                                       7,818,110
                                                                      ----------
Building Products (1.1%)
Griffon Corp.*^                                                 900       18,990
International Aluminum Corp.                                  2,500       72,000
Lennox International, Inc.^                                   4,700       70,218
Patrick Industries, Inc.*                                     1,400       16,730
Universal Forest Products, Inc.                              14,890      509,238
Water Pik Technologies Inc.*                                  4,100       61,090
York International Corp.                                    370,000   11,688,300
                                                                      ----------
                                                                      12,436,566
                                                                      ----------
Commercial Services & Supplies (2.2%)
Ambassodors International, Inc.^                              7,587       95,900
American Ecology Corp.                                          300        2,910
Amrep Corp.                                                     100        1,740
Angelica Corp.                                                5,700      141,816
AT Cross Co., Class A*                                        6,600       36,630
Bowne & Co., Inc.                                            43,500      565,065
Brink's Co.                                                  23,600      712,012
CDI Corp.                                                    20,513      420,516
Century Business Services, Inc.*                              4,200       18,858
Consolidated Graphics, Inc.*                                  2,800      117,320
Cornell Cos., Inc.*                                           1,200       14,880
CPI Corp.^                                                    2,900       38,425
Duratek, Inc.*                                               14,603      259,787
Ecology And Environment, Inc.                                 4,600       41,400
Electro Rent Corp.*                                          13,000      143,520
Exponent, Inc.*                                               8,100      223,155
First Consulting Group, Inc.*                                   453        2,147
Gevity HR, Inc.                                               2,500       38,450
Heidrick & Struggles, Inc.*                                     600       17,292
IKON Office Solutions, Inc.                                   1,500       18,030
Imagistics International, Inc.*                              13,600      456,960
Insurance Auto Auctions, Inc.*^                              15,650      268,398
Kelly Services, Inc., Class A^                               24,720      660,271
Laureate Education, Inc.*                                    36,107    1,343,903
Layne Christensen Co.*^                                       3,000       45,210
Mac-Gray Corp.*                                                 500        3,530
Memberworks, Inc.*^                                             700       18,368
Navigant Consulting Co.*                                        400        8,784
NCO Group, Inc.*                                             42,203    1,137,371
R.R. Donnelley & Sons Co.                                   123,900    3,880,548
RCM Technologies, Inc.*                                         200          988
Republic Services, Inc.                                     157,700    4,693,152
SOURCECORP, Inc.*                                            13,616      301,458
Spherion Corp.*                                              17,600      137,632
Steelcase, Inc., Class A^                                    38,600      540,400
TeleTech Holdings, Inc.*^                                    59,224      559,075
Tufco Technologies, Inc.*                                       200        1,578
United Rentals, Inc.*^                                      161,850    2,571,796
United Stationers, Inc.*^                                   106,800    4,635,120
Volt Information Sciences, Inc.*                              2,600       74,802
Waste Industries USA, Inc.                                   12,650      143,072

Willis Lease Finance Corp.*                                   9,300       71,564
                                                                      ----------
                                                                      24,463,833
                                                                      ----------
Construction & Engineering (0.7%)
Comfort Systems USA, Inc.*                                    7,900       52,140
EMCOR Group, Inc.*^                                         150,140    5,648,267
Granite Construction, Inc.                                   59,600    1,424,440
Insituform Technologies, Inc., Class A*^                        100        1,867
Integrated Electrical Services, Inc.*                        29,900      143,819
Michael Baker Corp.*                                          1,300       20,410
Perini Corp.*                                                 6,700       95,542
                                                                      ----------
                                                                       7,386,485
                                                                      ----------
Electrical Equipment (0.4%)
Acuity Brands, Inc.                                          61,100    1,452,347
Ametek, Inc.                                                 81,500    2,471,080
Chase Corp.                                                     500        8,150
Espey Manufacturing & Electronics Corp.                         200        5,180
Genlyte Group, Inc.*                                          1,118       71,988
Misonix, Inc.*                                                  600        4,098
Orbit International Corp.*                                       30          195
Preformed Line Products Co.                                     100        3,018
Regal Beloit Corp.^                                          31,100      752,309
SL Industries, Inc.*                                          6,400       70,400
                                                                      ----------
                                                                       4,838,765
                                                                      ----------
Industrial Conglomerates (0.2%)
Alleghany Corp.*                                              6,214    1,695,801
Standex International Corp.                                   9,700      237,650
Tredegar Corp.                                               23,500      427,700
United Capital Corp.*                                           800       18,280
                                                                      ----------
                                                                       2,379,431
                                                                      ----------
Machinery (2.7%)
Astec Industries, Inc.*                                       6,415      122,655
Barnes Group, Inc.                                            7,400      203,278
Briggs & Stratton Corp.                                      13,200    1,071,840
Cummins, Inc.                                                 7,900      583,731
Dover Corp.                                                 117,500    4,567,225
Eastern Co.                                                   3,500       56,875
Flanders Corp.*^                                              3,385       29,077
Gehl Co.*                                                     3,300       65,175
Hardinge, Inc.                                                2,600       27,040
Harsco Corp.                                                 61,800    2,774,820
K-Tron International*                                         1,200       26,544
Kennametal, Inc.                                             19,700      889,455
Key Technology, Inc.*                                         6,200       69,750
LB Foster Co., Class A*                                       9,800       83,104
Middleby Corp.^                                               9,900      521,235
Nacco Industries, Inc., Class A                               5,700      491,055
Navistar International Corp.*                                   700       26,033
Oshkosh Truck Corp.                                          17,000      970,020
Pall Corp.                                                  372,400    9,116,352
Pentair, Inc.                                               114,564    3,999,429
Reliance Steel & Aluminum Co.                                17,400      690,780
Robbins & Myers, Inc.^                                        4,600      101,200
Sun Hydraulics, Inc.                                          3,400       43,452
Supreme Industries, Inc., Class A                             2,800       16,912
Tecumseh Products Co., Class B                                1,000       40,461
Terex Corp.*                                                  2,500      108,500
Timken Co.^                                                  69,000    1,698,780
Todd Shipyards Corp.                                          1,200       18,528
Toro Co.                                                     10,000      683,000
Twin Disc, Inc.                                               3,300       82,170
Wabash National Corp.*                                       14,300      392,821
Watts Water Technologies, Inc., Class A                       1,400       37,590
                                                                      ----------
                                                                      29,608,887
                                                                      ----------
Marine (0.2%)
Alexander & Baldwin, Inc.                                    57,500    1,951,550
Ship Finance International Ltd.                               7,580      152,358
                                                                      ----------
                                                                       2,103,908
                                                                      ----------
Road & Rail (0.8%)
Celadon Group, Inc.*                                         13,275      252,889
CSX Corp.                                                   132,300    4,392,360
Marten Transport Ltd.*                                        3,150       55,030
Transport Corp. of America, Inc.*                               500        3,930
U.S. Xpress Enterprises, Inc., Class A*                      10,100      187,254
USA Truck, Inc.*                                              1,800       21,960

USF Corp.^                                                  95,800     3,438,262
                                                                     -----------
                                                                       8,351,685
                                                                     -----------
Trading Companies & Distributors (1.1%)
Applied Industrial Technologies, Inc.                       24,200       864,908
First Aviation Services, Inc.*                                 500         2,245
Grainger (W.W.), Inc.                                      156,700     9,033,755
Hughes Supply, Inc.                                         81,200     2,441,684
Huttig Building Products, Inc.*                             23,200       209,960
Industrial Distribution Group, Inc.*                        11,700       114,426
Lawson Products, Inc.                                          609        24,951
Valley National Gases, Inc.                                  3,600        33,480
Watsco, Inc., Class B                                          100         3,000
                                                                     -----------
                                                                      12,728,409
                                                                     -----------
Total Industrials                                                    143,785,369
                                                                     -----------
Information Technology (17.2%)
Communications Equipment (1.3%)
Andrew Corp.*^                                             539,500     6,603,480
Avaya, Inc.*                                               117,400     1,636,556
Black Box Corp.                                                300        11,085
CommScope, Inc.*                                             1,200        25,920
Communications Systems, Inc.                                 2,200        18,304
Digi International, Inc.*                                   23,000       262,890
EFJ, Inc.*^                                                  1,700        11,390
Harris Corp.                                                35,300     1,939,382
Plantronics, Inc.                                           63,800     2,758,712
SafeNet, Inc.*                                               3,677        96,999
SeaChange International, Inc.*^                             16,582       265,146
Symmetricom, Inc.*                                          60,964       576,720
ViaSat, Inc.*                                                7,400       148,740
                                                                     -----------
                                                                      14,355,324
                                                                     -----------
Computers & Peripherals (0.6%)
Astro-Med, Inc.                                              2,860        30,630
Maxtor Corp.*^                                             754,750     3,924,700
Printronix, Inc.*                                              700        10,522
QLogic Corp.*                                               95,900     2,839,599
SBS Technologies, Inc.*                                        100         1,220
Tripos, Inc.*                                               12,700        54,102
                                                                     -----------
                                                                       6,860,773
                                                                     -----------
Electronic Equipment & Instruments (6.0%)
Anixter International, Inc.*^                              200,000     7,018,000
Arrow Electronics, Inc.*                                   651,600    14,713,128
Bonso Electronic International, Inc.                         1,000         5,460
Celestica, Inc.*                                           359,895     4,570,666
CellStar Corp.*^                                            29,400       134,035
Checkpoint Systems, Inc.*^                                  15,900       247,563
Gerber Scientific, Inc.*                                    34,000       224,060
GTSI Corp.*                                                 13,200       116,028
LeCroy Corp.*                                                1,443        24,113
Lowrance Electronics, Inc.^                                  1,200        29,424
MTS Systems Corp.^                                           8,838       187,807
Nu Horizons Electronics Corp.*                               3,800        24,130
O.I. Corp.*                                                  4,500        39,825
PAR Technology Corp.*                                       12,800       117,248
Perceptron, Inc.*                                            9,000        60,210
PerkinElmer, Inc.                                          357,219     6,151,311
RadiSys Corp.*                                                 100         1,395
Richardson Electronics Ltd.                                  1,103        10,600
Sypris Solutions, Inc.                                      11,100       151,515
Tektronix, Inc.                                            317,100    10,543,575
TESSCO Technologies, Inc.*                                   2,900        32,422
Thermo Electron Corp.*                                     256,400     6,927,928
TTM Technologies, Inc.*^                                    43,010       382,359
Vishay Intertechnology, Inc.*^                           1,192,750    15,386,475
                                                                     -----------
                                                                      67,099,277
                                                                     -----------
Internet Software & Services (1.2%)
Akamai Technologies, Inc.*^                                    400         5,620
EarthLink, Inc.*^                                          195,282     2,011,405
Internet Security Systems, Inc.*                             2,337        39,729
Keynote Systems, Inc.*                                       2,580        36,533
McAfee, Inc.*^                                             507,750    10,205,775
Modem Media, Inc.*                                          38,225       205,650
SonicWALL, Inc.*                                            30,900       208,884

ValueClick, Inc.*^                                             900         8,496
                                                                     -----------
                                                                      12,722,092
                                                                     -----------
IT Services (1.4%)
BearingPoint, Inc.*                                        440,900     3,941,646
Ciber, Inc.*^                                               64,000       481,280
Computer Task Group, Inc.*                                     700         2,177
Covansys Corp.*                                             10,700       123,478
EdgewaterTechnology, Inc.*                                   8,800        43,560
eFunds Corp.*                                               34,060       633,175
Forrester Research, Inc.*^                                  17,000       259,080
Manatron, Inc.*                                              4,500        36,090
Manchester Technologies, Inc.*                               1,400         7,014
MPS Group, Inc.*                                           176,100     1,481,001
Pegasus Solutions, Inc.*^                                    4,200        50,064
Perot Systems Corp., Class A*                               42,200       677,732
Sabre Holdings Corp., Class A                                  500        12,265
SYKES Enterprises, Inc.*                                    39,240       180,112
TechTeam Global, Inc.*                                       1,800        16,866
TSR, Inc.                                                      900         5,508
Unisys Corp.*                                              785,300     8,104,296
                                                                     -----------
                                                                      16,055,344
                                                                     -----------
Semiconductors & Semiconductor Equipment (5.2%)
Agere Systems, Inc., Class A*^                           2,648,800     2,781,240
Axcelis Technologies, Inc.*^                               459,800     3,807,144
Catalyst Semiconductor, Inc.*                               11,300        67,235
Cypress Semiconductor Corp.*^                              668,600     5,910,424
Fairchild Semiconductor International, Inc., Class A*      416,400     5,900,388
Freescale Semiconductor, Inc., Class A*^                   126,800     1,813,240
International Rectifier Corp.*                              81,200     2,785,160
Intest Corp.*^                                               3,900        30,342
Lam Research Corp.*                                        273,500     5,984,180
LSI Logic Corp.*^                                           88,830       382,857
Microsemi Corp.*                                             9,100       128,310
Mykrolis Corp.*                                             23,000       231,610
National Semiconductor Corp.*                              339,370     5,256,842
Novellus Systems, Inc.*                                    343,600     9,136,324
Staktek Holdings, Inc.*                                      3,100        12,090
Teradyne, Inc.*                                            856,250    11,473,750
Trident Microsystems, Inc.*^                                   200         2,014
Varian Semiconductor Equipment Associates, Inc.*^           75,400     2,329,860
                                                                     -----------
                                                                      58,033,010
                                                                     -----------
Software (1.5%)
Activision, Inc.*                                          158,908     2,204,054
American Software, Inc., Class A                            25,500       153,510
Autodesk, Inc.                                               2,883       140,200
Epicor Software Corp.*                                      39,800       478,794
ePlus, Inc.*                                                12,800       133,901
Netmanage, Inc.*                                            12,000        65,160
NetScout Systems, Inc.*^                                     2,373        12,648
PLATO Learning, Inc.*                                        7,125        62,985
Reynolds & Reynolds Co.                                    221,900     5,474,273
Sybase, Inc.*                                                4,700        64,813
Tecnomatix Technologies Ltd.*                                  100         1,130
VERITAS Software Corp.*^                                   436,700     7,773,260
Witness Systems, Inc.*^                                     11,800       189,626
                                                                     -----------
                                                                      16,754,354
                                                                     -----------
Total Information Technology                                         191,880,174
                                                                     -----------
Materials (7.7%)
Chemicals (1.6%)
Airgas, Inc.                                                 1,100        26,477
American Pacific Corp.                                         300         2,241
Arch Chemicals, Inc.^                                       20,500       585,275
Atlantis Plastics, Inc.*                                     2,100        31,542
Bairnco Corp.                                                  200         2,190
Eastman Chemical Co.                                        46,000     2,187,300
Engelhard Corp.                                            183,600     5,205,060
FMC Corp.*                                                  29,900     1,452,243
IMC Global, Inc.*^                                         196,160     3,411,222
LESCO, Inc.*                                                 1,900        25,156
LSB Industries, Inc.*                                        9,000        83,520
Lubrizol Corp.                                              43,000     1,487,800
Octel Corp.                                                 19,400       412,056
Penford Corp.                                                  300         5,223

Schulman (A.), Inc.^                                         45,946    1,012,650
Scotts Co., Class A*                                          3,700      237,355
Stepan Co.                                                    2,200       52,338
Terra Industries, Inc.*^                                    117,200    1,014,952
                                                                      ----------
                                                                      17,234,600
                                                                      ----------
Construction Materials (1.2%)
Ameron International Corp.                                    9,500      312,550
Eagle Materials, Inc.^                                          600       42,780
Florida Rock Industries, Inc.^                               12,150      595,229
Lafarge North America, Inc.                                  19,800      928,422
Martin Marietta Materials, Inc.                              63,100    2,856,537
Rinker Group Ltd.                                         1,296,704    8,105,879
U.S. Concrete, Inc.*                                         10,100       62,418
United States Lime & Minerals, Inc.*                            500        4,775
                                                                      ----------
                                                                      12,908,590
                                                                      ----------
Containers & Packaging (1.8%)
Chesapeake Corp.                                             23,900      574,078
Packaging Corp. of America                                   53,500    1,309,145
Pactiv Corp.*                                               348,600    8,104,950
Peak International Ltd.*                                      2,900       15,080
Rock-Tenn Co., Class A^                                         400        6,296
Smurfit-Stone Container Corp.*                              343,300    6,649,721
Temple-Inland, Inc.                                          53,200    3,572,380
                                                                      ----------
                                                                      20,231,650
                                                                      ----------
Metals & Mining (2.5%)
Commercial Metals Co.                                         7,200      285,984
Compass Minerals International, Inc.                          2,100       46,620
Consol Energy, Inc.^                                         40,800    1,423,512
GrafTech International Ltd.*^                               527,200    7,354,440
Grupo IMSA S.A. de C.V. (ADR)                                37,200      837,372
Inco Ltd.*^                                                 106,700    4,166,635
International Steel Group, Inc.*                            129,500    4,364,150
Metal Management, Inc.*^                                     35,896      652,589
Northwest Pipe Co.*                                           5,000       86,750
Olympic Steel, Inc.*^                                        14,100      266,490
Peabody Energy Corp.                                         49,500    2,945,250
Quanex Corp.^                                                 4,800      246,144
Roanoke Electric Steel Corp.                                    200        2,864
Rock of Ages Corp.                                            8,200       62,320
Ryerson Tull, Inc.                                           32,500      558,025
Schnitzer Steel Industries, Inc.^                            14,900      482,015
Southern Peru Copper Corp.^                                  21,500    1,110,690
Steel Dynamics, Inc.^                                        46,999    1,815,101
Steel Technologies, Inc.                                      4,000      102,468
Synalloy Corp.*                                               2,600       26,000
Webco Industries, Inc.*                                         200          896
Worthington Industries, Inc.                                 72,600    1,550,010
                                                                      ----------
                                                                      28,386,325
                                                                      ----------
Paper & Forest Products (0.6%)
Glatfelter                                                   29,300      363,027
Louisiana-Pacific Corp.^                                    163,700    4,248,015
Sappi Ltd. (ADR)                                            108,800    1,558,016
Wausau-Mosinee Paper Corp.                                   31,100      517,815
                                                                      ----------
                                                                       6,686,873
                                                                      ----------
Total Materials                                                       85,448,038
                                                                      ----------
Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.2%)
Atlantic Tele-Network, Inc.                                   1,700       48,960
Citizens Communications Co.                                 137,100    1,835,769
CT Communications, Inc.                                       5,200       71,708
D&E Communications, Inc.^                                     2,100       24,150
General Communication, Inc., Class A*                           400        3,620
Hector Communications Corp.*                                  1,980       41,580
Shenandoah Telecommunications Co.^                              100        2,561
                                                                      ----------
                                                                       2,028,348
                                                                      ----------
Wireless Telecommunication Services (0.6%)
EMS Technologies, Inc.*                                       8,700      150,075
NII Holdings, Inc.*^                                          4,543      187,217
Price Communications Corp.*                                  25,725      392,306
Telephone & Data Systems, Inc.                               32,100    2,701,857
U.S. Cellular Corp.*^                                        28,300    1,221,145

Western Wireless Corp., Class A*^                         63,132       1,623,124
                                                                   -------------
                                                                       6,275,724
                                                                   -------------
Total Telecommunication Services                                       8,304,072
                                                                   -------------

Utilities (4.2%)
Electric Utilities (2.5%)
Alliant Energy Corp.                                     167,600       4,169,888
Central Vermont Public Service Corp.                      20,900         420,299
Duquesne Light Holdings, Inc.^                           106,300       1,909,148
Green Mountain Power Corp.                                 7,400         192,770
Maine & Maritimes Corp.                                    1,636          47,444
Northeast Utilities                                      176,900       3,430,091
Pinnacle West Capital Corp.                               14,900         618,350
PNM Resources Inc.                                       120,050       2,702,325
PPL Corp.                                                139,700       6,591,046
Texas Genco Holdings, Inc.^                               28,700       1,338,855
UIL Holdings Corp.^                                        1,200          59,028
Westar Energy, Inc.                                      144,100       2,910,820
Wisconsin Energy Corp.                                    93,600       2,985,840
                                                                   -------------
                                                                      27,375,904
                                                                   -------------
Gas Utilities (0.7%)
AGL Resources, Inc.                                        7,200         221,544
Atmos Energy Corp.^                                       49,200       1,239,348
Chesapeake Utilities Corp.^                                1,000          25,100
New Jersey Resources Corp.                                   100           4,140
South Jersey Industries, Inc.^                            24,900       1,188,975
Southern Union Co.*^                                       1,900          38,950
UGI Corp.^                                               134,400       5,007,744
                                                                   -------------
                                                                       7,725,801
                                                                   -------------
Multi-Utilities & Unregulated Power (1.0%)
Avista Corp.                                              36,000         651,600
MDU Resources Group, Inc.                                 44,850       1,180,901
Oneok, Inc.^                                             149,500       3,889,990
Questar Corp.                                             60,600       2,776,692
Sempra Energy                                             84,800       3,068,912
                                                                   -------------
                                                                      11,568,095
                                                                   -------------
Water Utilities (0.0%)
California Water Service Group                            12,400         364,188
SJW Corp.                                                  4,200         138,684
                                                                   -------------
                                                                         502,872
                                                                   -------------
Total Utilities                                                       47,172,672
                                                                   -------------
Total Common Stocks (97.7%)
   (Cost $996,331,751)                                             1,091,511,140
                                                                   -------------
SHORT-TERM SECURITIES:
Short-Term Funds of Cash Collateral for Securities
   Loaned (0.3%)
JPMorgan Securities Lending Collateral
   Investment Fund                                     3,675,045       3,675,045
                                                                   -------------

                                                         Principal
                                                           Amount
                                                        -----------
Short-Term Investments of Cash Collateral for
   Securities Loaned (16.9%)
ABN Amro Bank NV
   1.17%, 12/30/04 (l)                                  $ 5,404,477    5,404,477
Allied Irish Bank plc
   1.14%, 12/20/04 (l)                                    5,404,477    5,404,477
Barclays Bank London
   1.60%, 10/19/04                                        2,167,766    2,167,766
Caja de Madrid
   1.23%, 10/22/04                                        5,404,477    5,404,477
Capital One,
   Series 02-A2 A2
   1.75%, 9/15/05 (l)                                     4,335,202    4,335,202
CDC IXIS Capital Markets
   1.64%, 10/7/04                                         4,755,940    4,755,940
Citigroup Global Markets, Inc.
   1.95%, 10/7/04 (l)                                     5,404,477    5,404,477
Credit Suisse First Boston LLC
   1.68%, 10/5/04                                         1,092,375    1,092,375
Depfa Bank Europe plc
   1.63%, 10/29/04                                        3,242,687    3,242,687
Deutsche Bank Securities, Inc.
   1.94%, 10/1/04                                        21,617,911   21,617,911
   1.81%, 10/27/04                                        1,629,774    1,629,774

Discover Bank
   1.68%, 10/8/04                                    3,242,687        3,242,687
   1.80%, 11/10/04                                   2,161,791        2,161,791
Galaxy Funding, Inc.
   1.74%, 11/3/04                                    4,312,925        4,312,925
Greenwich Capital Holdings, Inc.
   1.95%, 10/1/04                                   53,998,468       53,998,468
Halogen Funding Co. LLC
   1.86%, 10/14/04                                   4,325,367        4,325,367
Hartford Life, Inc.
   1.78%, 09/30/05 (l)                               1,729,433        1,729,433
HBOS Treasury Services plc
   1.64%, 10/7/04                                    2,161,791        2,161,791
Household Finance Corp.
   1.80%, 10/4/04                                    5,399,343        5,399,343
Lehman Brothers, Inc.
   2.06%, 12/31/04 (l)                                 756,627          756,627
Mane Funding Corp.
   1.60%, 10/22/04                                   4,306,014        4,306,014
Mont Blanc Capital Corp.
   1.79%, 10/20/04                                   4,317,133        4,317,133
Monumental Global Funding II
   1.57%, 7/1/05 (l)                                 2,382,648        2,382,648
New York Life Insurance Co.
   1.76%, 12/31/04 (l)                               5,404,478        5,404,478
Nordea Bank NY
   1.85%, 9/6/05 (l)                                 5,401,898        5,401,898
PB Finance Delaware, Inc.
   1.80%, 10/26/04                                   3,237,498        3,237,498
Scaldis Capital LLC
   1.80%, 10/29/04                                   5,396,641        5,396,641
Sun Trust Bank,
   1.72%, 5/17/06 (l)                                5,404,478        5,404,478
Wachovia Bank N.A.
   1.94%, 11/15/04 (l)                               4,108,277        4,108,277
Washington Mutual Bank
   1.68%, 11/12/04                                   5,386,843        5,386,843
Wells Fargo Bank N.A./San Francisco
   1.60%, 10/1/04                                    5,404,478        5,404,478
                                                                 --------------
                                                                    189,298,381
                                                                 --------------
Time Deposit (2.5%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04                                   27,531,127       27,531,127
                                                                 --------------
Total Short-Term Securities (19.7%)
   (Amortized Cost $220,504,553)                                    220,504,553
                                                                 --------------
Total Investments (117.4%)
   (Cost/Amortized Cost $1,216,836,304)                           1,312,015,693
Other Assets Less Liabilities (-17.4%)                             (194,630,505)
                                                                 --------------
Net Assets (100%)                                                $1,117,385,188
                                                                 ==============

----------
*    Non-income producing.
^    All, or a portion of security out on loan (See Note 1).
(l)  Floating Rate Security. Rate disclosed is as of September 30, 2004.

     Glossary:
     ADR - American Depositary Receipt
     REIT - Real Estate Investment Trust

Investment Security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                   $  655,621,376
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                      437,929,042

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                          $  138,395,515
Aggregate gross unrealized depreciation                             (44,519,041)
                                                                 --------------
Net unrealized appreciation                                      $   93,876,474
                                                                 ==============

Federal income tax cost of investments                           $1,218,139,219
                                                                 ==============

At September 30, 2004, the Portfolio had loaned securities with a total value of $190,540,441. This was secured by collateral of $192,973,426 which was received as cash and subsequently invested in short-term investments and funds as reported in the portfolio of investments.

For the nine months ended September 30, 2004, the Portfolio incurred approximately $2,681 as brokerage commissions with Bernstein (Sanford C.) & Co. and $395 with S.G.Cowen Securities Corp., affiliated broker/dealers.

                     See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST
AXA PREMIER VIP TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                         Number of      Value
                                                           Shares      (Note 1)
                                                         ---------   -----------
COMMON STOCKS:
Consumer Discretionary (4.7%)
Internet & Catalog Retail (3.6%)
eBay, Inc.*                                                127,385   $11,711,777
IAC/InterActiveCorp*^                                      190,695     4,199,104
                                                                     -----------
                                                                      15,910,881
                                                                     -----------
Media (1.1%)
Pixar*^                                                     57,905     4,568,704
                                                                     -----------
Total Consumer Discretionary                                          20,479,585
                                                                     -----------
Energy (1.4%)
Energy Equipment & Services (1.4%)
BJ Services Co.                                             12,280       643,595
Cooper Cameron Corp.*                                       13,170       722,243
Input/Output, Inc.*^                                       194,330     2,003,542
Schlumberger Ltd.                                           11,830       796,277
Smith International, Inc.*                                  13,090       794,956
Weatherford International Ltd.*                             19,030       970,911
                                                                     -----------
Total Energy                                                           5,931,524
                                                                     -----------
Health Care (2.4%)
Biotechnology (0.4%)
Amylin Pharmaceuticals, Inc.*^                              39,840       817,517
Gilead Sciences, Inc.*                                       8,590       321,094
Vicuron Pharmaceuticals, Inc.*                              56,520       829,714
                                                                     -----------
                                                                       1,968,325
                                                                     -----------
Health Care Equipment & Supplies (0.8%)
Guidant Corp.                                               24,670     1,629,207
Nektar Therapeutics*^                                      122,580     1,774,958
                                                                     -----------
                                                                       3,404,165
                                                                     -----------
Pharmaceuticals (1.2%)
Endo Pharmaceuticals Holdings, Inc.*                        35,000       642,600
Johnson & Johnson                                           81,250     4,576,812
                                                                     -----------
                                                                       5,219,412
                                                                     -----------
Total Health Care                                                     10,591,902
                                                                     -----------
Industrials (2.7%)
Aerospace & Defense (0.9%)
Goodrich Corp.                                              24,430       766,125
Honeywell International, Inc.                               49,890     1,789,055
United Technologies Corp.                                   16,230     1,515,557
                                                                     -----------
                                                                       4,070,737
                                                                     -----------
Commercial Services & Supplies (0.5%)
Cendant Corp.                                               99,000     2,138,400
                                                                     -----------

Industrial Conglomerates (1.3%)
Tyco International Ltd.                                     187,680    5,754,269
                                                                      ----------
Total Industrials                                                     11,963,406
                                                                      ----------
Information Technology (85.2%)
Communications Equipment (15.6%)
Adtran, Inc.                                                114,500    2,596,860
Avaya, Inc.*                                                203,270    2,833,584
Brocade Communications Systems, Inc.*                        97,900      553,135
Cisco Systems, Inc.*                                        584,310   10,576,011
Comverse Technology, Inc.*                                  346,330    6,521,394
Corning, Inc.*                                              767,935    8,508,720
Juniper Networks, Inc.*                                     145,660    3,437,576
Motorola, Inc.                                              315,200    5,686,208
Nokia OYJ (ADR)                                             366,400    5,027,008
Plantronics, Inc.                                            58,200    2,516,568
QUALCOMM, Inc.                                              224,495    8,764,285
Research In Motion Ltd.*^                                    90,660    6,920,984
Scientific-Atlanta, Inc.                                    102,500    2,656,800
Telefonaktiebolaget LM Ericsson (ADR)*                       71,520    2,234,285
                                                                      ----------
                                                                      68,833,418
                                                                      ----------
Computers & Peripherals (13.4%)
Apple Computer, Inc.*                                       200,500    7,769,375
Dell, Inc.*                                                 303,720   10,812,432
EMC Corp.*                                                  544,940    6,288,608
Hutchinson Technology, Inc.*^                                85,000    2,272,050
Intergraph Corp.*                                           128,910    3,502,485
International Business Machines Corp.                        69,300    5,941,782
Maxtor Corp.*^                                              394,700    2,052,440
NCR Corp.*                                                  163,040    8,085,153
QLogic Corp.*                                                85,900    2,543,499
SanDisk Corp.*^                                             335,520    9,770,342
                                                                      ----------
                                                                      59,038,166
                                                                      ----------
Electronic Equipment & Instruments (2.0%)
Agilent Technologies, Inc.*                                 282,225    6,087,593
Flextronics International Ltd.*                             193,880    2,568,910
                                                                      ----------
                                                                       8,656,503
                                                                      ----------
Internet & Catalog Retail (0.7%)
Shanda Interactive Entertainment Ltd. (ADR)*^               136,850    3,284,400
                                                                      ----------
Internet Software & Services (8.6%)
Google, Inc., Class A*^                                      21,030    2,725,488
InfoSpace, Inc.*                                             17,300      819,847
McAfee, Inc.*^                                              151,490    3,044,949
Netease.com (ADR)*^                                          84,150    3,191,809
Softbank Corp.                                               13,200      612,004
VeriSign, Inc.*                                             321,040    6,382,275
Yahoo!, Inc.*                                               626,670   21,250,380
                                                                      ----------
                                                                      38,026,752
                                                                      ----------
IT Services (6.0%)
Accenture Ltd., Class A*                                    129,500    3,502,975
BISYS Group, Inc.*                                          119,400    1,744,434

CheckFree Corp.*^                                           99,600     2,755,932
Cognizant Technology Solutions Corp., Class A*              68,130     2,078,646
Computer Sciences Corp.*                                    60,000     2,826,000
DST Systems, Inc.*                                          61,500     2,734,905
First Data Corp.                                           151,500     6,590,250
Fiserv, Inc.*                                               55,760     1,943,794
Greenfield Online, Inc.*^                                   55,990     1,137,157
Infosys Technologies Ltd. (ADR)^                            19,070     1,079,362
                                                                     -----------
                                                                      26,393,455
                                                                     -----------
Semiconductors & Semiconductor Equipment (19.7%)
Altera Corp.*                                              413,520     8,092,586
Analog Devices, Inc.                                       132,800     5,149,984
Applied Materials, Inc.*                                   434,167     7,159,414
ASML Holding N.V. (N.Y. Shares)*                           277,233     3,567,989
Broadcom Corp., Class A*                                   118,300     3,228,407
Fairchild Semiconductor International, Inc., Class A*      292,100     4,139,057
Intel Corp.                                                123,635     2,480,118
KLA-Tencor Corp.*                                          127,365     5,283,100
Lam Research Corp.*                                        139,800     3,058,824
Marvell Technology Group Ltd.*                             293,200     7,661,316
Micron Technology, Inc.*                                   117,000     1,407,510
ON Semiconductor Corp.*                                    454,100     1,421,333
Samsung Electronics Co., Ltd. (GDR)(S)^                     29,291     5,825,131
STMicroelectronics N.V. (N.Y. Shares)^                     163,579     2,826,645
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)       1,155,349     8,249,192
Teradyne, Inc.*                                            109,220     1,463,548
Texas Instruments, Inc.                                    403,880     8,594,566
Xilinx, Inc.                                               274,215     7,403,805
                                                                     -----------
                                                                      87,012,525
                                                                     -----------
Software (19.2%)
Adobe Systems, Inc.                                        102,000     5,045,940
Amdocs Ltd.*                                               257,975     5,631,594
Autodesk, Inc.                                             107,700     5,237,451
BEA Systems, Inc.*                                         429,510     2,967,914
Business Objects S.A. (ADR)*^                              212,500     4,953,375
Citrix Systems, Inc.*                                      106,280     1,862,026
Electronic Arts, Inc.*                                      55,500     2,552,445
Mercury Interactive Corp.*^                                196,986     6,870,872
Microsoft Corp.                                            556,970    15,400,220
MicroStrategy, Inc., Class A*^                              13,600       558,824
Red Hat, Inc.*^                                            412,010     5,043,002
SAP AG (ADR)                                               137,470     5,354,457
Symantec Corp.*                                            251,870    13,822,626
Trend Micro, Inc.                                           77,100     3,315,828
VERITAS Software Corp.*                                    332,860     5,924,908
                                                                     -----------
                                                                      84,541,482
                                                                     -----------
Total Information Technology                                         375,786,701
                                                                     -----------

Telecommunication Services (0.4%)
Wireless Telecommunication Services (0.4%)
Nextel Partners, Inc., Class A*^                           110,870     1,838,225
                                                                     -----------
Total Common Stocks (96.8%)
   (Cost $425,602,816)                                               426,591,343
                                                                     -----------

                                                        Number of
                                                         Warrants
                                                       -----------
WARRANTS:
Financials (0.1%)
Capital Markets (0.1%)
UBS AG, expiring 8/10/05*+(S)
   (Cost $417,352)                                          22,626       505,239
                                                                     -----------

                                                          Number
                                                        of Shares
                                                       -----------
SHORT-TERM SECURITIES:
Short-Term Funds of Cash Collateral for
   Securities Loaned (0.2%)
JPMorgan Securities Lending Collateral
   Investment Fund                                         942,237       942,237
                                                                     -----------

                                                        Principal
                                                         Amount
                                                       -----------
Short-Term Investments of Cash Collateral
   for Securities Loaned (11.0%)
ABN Amro Bank NV
   1.17%, 12/30/04 (l)                                 $ 1,385,643     1,385,643
Allied Irish Bank plc
   1.14%, 12/20/04 (l)                                   1,385,643     1,385,643
Barclays Bank London
   1.60%, 10/19/04                                         555,789       555,789
Caja de Madrid
   1.23%, 10/22/04                                       1,385,643     1,385,643
Capital One,
   Series 02-A2 A2
   1.75%, 9/15/05 (l)                                    1,111,493     1,111,493
CDC IXIS Capital Markets
   1.64%, 10/7/04                                        1,219,366     1,219,366
Citigroup Global Markets, Inc.
   1.95%, 10/7/04 (l)                                    1,385,643     1,385,643
Credit Suisse First Boston LLC
   1.68%, 10/5/04                                          280,072       280,072
Depfa Bank Europe plc
   1.63%, 10/29/04                                         831,386       831,386
Deutsche Bank Securities, Inc.
   1.94%, 10/1/04                                        5,542,571     5,542,571
   1.81%, 10/27/04                                         417,854       417,854
Discover Bank
   1.68%, 10/8/04                                          831,386       831,386
   1.80%, 11/10/04                                         554,257       554,257
Galaxy Funding, Inc.
   1.74%, 11/3/04                                        1,105,782     1,105,782
Greenwich Capital Holdings, Inc.
   1.95%, 10/1/04                                       13,844,556    13,844,556

Halogen Funding Co. LLC
   1.86%, 10/14/04                                        1,108,972    1,108,972
Hartford Life, Inc.
   1.78%, 09/30/05 (l)                                      443,406      443,406
HBOS Treasury Services plc
   1.64%, 10/7/04                                           554,257      554,257
Household Finance Corp.
   1.80%, 10/4/04                                         1,384,326    1,384,326
Lehman Brothers, Inc.
   2.06%, 12/31/04 (l)                                      193,990      193,990
Mane Funding Corp.
   1.60%, 10/22/04                                        1,104,010    1,104,010
Mont Blanc Capital Corp.
   1.79%, 10/20/04                                        1,106,861    1,106,861
Monumental Global Funding II
   1.57%, 7/1/05 (l)                                        610,882      610,882
New York Life Insurance Co.
   1.76%, 12/31/04 (l)                                    1,385,643    1,385,643
Nordea Bank NY
   1.85%, 9/6/05 (l)                                      1,384,981    1,384,981
PB Finance Delaware, Inc.
   1.80%, 10/26/04                                          830,055      830,055
Scaldis Capital LLC
   1.80%, 10/29/04                                        1,383,634    1,383,634
Sun Trust Bank,
   1.72%, 5/17/06 (l)                                     1,385,643    1,385,643
Wachovia Bank N.A.
   1.94%, 11/15/04 (l)                                    1,053,313    1,053,313
Washington Mutual Bank
   1.68%, 11/12/04                                        1,381,121    1,381,121
Wells Fargo Bank N.A./San Francisco
   1.60%, 10/1/04                                         1,385,643    1,385,643
                                                                      ----------
                                                                      48,533,821
                                                                      ----------
Time Deposit (4.7%)
JPMorgan Chase Nassau,
   1.26%, 10/1/04                                        20,802,799   20,802,799
                                                                      ----------
Total Short-Term Securities (15.9%)
   (Amortized Cost $70,278,857)                                       70,278,857
                                                                      ----------

                                                          Number of
                                                          Contracts
                                                          ---------
OPTIONS PURCHASED:
Call Options Purchased (0.1%)*
Sox Index (c)
   November @ $390.00                                           249      547,800
                                                                      ----------
Put Options Purchased (0.1%)*
Sox Index (c)
   November @ $379.75                                           134      227,800
                                                                      ----------
Total Options Purchased (0.2%)
   (Cost $807,126)                                                       775,600
                                                                      ----------

Total Investments (113.0%)
   (Cost/Amortized Cost $497,106,151)                               498,151,039
Other Assets Less Liabilities (-13.0%)                              (57,215,819)
                                                                   ------------
Net Assets (100%)                                                  $440,935,220
                                                                   ============

----------
*    Non-income producing.
^    All, or a portion of security out on loan (See Note 1).
+    Securities (totaling $505,239 or 0.11% of net assets) valued at fair value.
(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2004, the market value of these securities amounted to $6,330,370 or 1.44% of net assets.
(c)  One contract relates to 100 shares.
(l)  Floating Rate Security. Rate disclosed is as of September 30, 2004.

     Glossary:
     ADR - American Depositary Receipt
     GDR - Global Depositary Receipt

Options written for the year ended September 30, 2004, were as follows:

                                                          Number of    Premiums
                                                          Contracts    Received
                                                          ---------   ---------
Options outstanding-January 1, 2004                            --     $      --
Options written                                             1,582       513,839
Options terminated in closing purchase transactions          (813)     (318,127)
Options expired                                              (397)      (70,021)
Options exercised                                            (372)     (125,691)
                                                            -----     ---------
Options outstanding-September 30, 2004                         --     $      --
                                                            =====     =========

Investment security transactions for the nine months ended September 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                      $375,723,515
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                       334,794,320

As of September 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                            $ 32,762,701
Aggregate gross unrealized depreciation                             (33,434,205)
                                                                   ------------
Net unrealized depreciation                                        $   (671,504)
                                                                   ============

Federal income tax cost of investments                             $498,822,543
                                                                   ============

At September 30, 2004, the Portfolio had loaned securities with a total value of $48,341,409. This was secured by collateral of $49,476,058 which was received as cash and subsequently invested in short-term investments and funds as reported in the portfolio of investments.

For the nine months ended September 30, 2004, the Portfolio incurred approximately $85 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

                     See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST
NOTES TO PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

Note 1 Organization and Significant Accounting Policies

     AXA Premier VIP Trust (the "Trust") was organized as a Delaware business trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with nine diversified Portfolios and seven non-diversified Portfolios (each a "Portfolio"). The non-diversified Portfolios are: AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio, AXA Aggressive Allocation Portfolio, AXA Premier VIP Health Care Portfolio, and AXA Premier VIP Technology Portfolio. The investment manager to each Portfolio is Equitable Life Assurance Society of the United States ("Equitable" or the "Manager"). The day-to-day portfolio management of each Portfolio, other than the AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio ("AXA Allocation Portfolios"), is provided by one or more investment sub-advisers (each an "Adviser"). On November 29, 2001, Equitable contributed $100,000 in initial seed capital to the Trust. On December 31, 2001, additional seed capital of $2,000,000 was contributed by Equitable to the Trust, and $71,000,000 of seed capital was contributed on January 2, 2002. On January 2, 2002, the Trust commenced public offering of its shares. On July 31, 2003, Equitable contributed $100,000 in seed capital to each of the AXA Allocation Portfolios except the AXA Moderate Allocation Portfolio.

     The AXA Allocation Portfolios are types of mutual funds often described as "fund of funds." Each AXA Allocation Portfolio pursues its investment objective by investing exclusively in other mutual funds managed by Equitable.

     All of the Portfolios, except the AXA Allocation Portfolios, employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio's assets.

     The Trust has the right to issue two classes of shares, Class A and Class
B. The Class B shares are subject to distribution fees imposed under a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust's multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States)("Equitable"), an indirect wholly-owned subsidiary of AXA, and Equitable of Colorado, Inc. ("EOC"), as well as insurance companies that are not affiliated with Equitable or EOC and to The Investment Plan for Employees, Managers and Agents. The Investment Plan for Employees, Managers and Agents is the primary shareholder of Class A for all of the Portfolios except the AXA Allocation Portfolios, AXA Premier VIP High Yield Portfolio and AXA Premier VIP Aggressive Equity Portfolio.

     The investment objectives of each Portfolio are as follows:

     AXA Conservative Allocation Portfolio -- Seeks to achieve a high level of current income.

     AXA Conservative-Plus Allocation Portfolio -- Seeks to achieve current income and growth of capital, with a greater emphasis on current income.

     AXA Moderate Allocation Portfolio -- Seeks to achieve long-term capital appreciation and current income.

     AXA Moderate-Plus Allocation Portfolio -- Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

     AXA Aggressive Allocation Portfolio -- Seeks to achieve long-term capital appreciation.

AXA PREMIER VIP TRUST
NOTES TO PORTFOLIO OF INVESTMENTS -- (Continued)
September 30, 2004 (Unaudited)

     AXA Premier VIP Aggressive Equity Portfolio (advised by Alliance Capital Management L.P. ("Alliance")(an affiliate of Equitable), Marsico Capital Management LLC ("Marsico"), MFS Investment Management ("MFS") and Provident Investment Counsel, Inc. ("Provident")) -- Seeks to achieve long-term growth of capital.

     AXA Premier VIP Core Bond Portfolio (advised by BlackRock Advisors, Inc. and Pacific Investment Management Company LLC ("PIMCO")) -- Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.

     AXA Premier VIP Health Care Portfolio (advised by A I M Capital Management, Inc., RCM Capital Management LLC ("RCM") and Wellington Management Company, LLP ("Wellington")) -- Seeks to achieve long-term growth of capital.

     AXA Premier VIP High Yield Portfolio (advised by Alliance and PIMCO) -- Seeks to achieve high total return through a combination of current income and capital appreciation.

     AXA Premier VIP International Equity Portfolio (advised by Alliance (Bernstein Unit), Bank of Ireland Asset Management (U.S.) Limited and Marsico) -- Seeks to achieve long-term growth of capital.

     AXA Premier VIP Large Cap Core Equity Portfolio (advised by Alliance (Bernstein Unit), Janus Capital Management LLC and Thornburg Investment Management, Inc.) -- Seeks to achieve long-growth of capital.

     AXA Premier VIP Large Cap Growth Portfolio (advised by Alliance, RCM and TCW Investment Management Company ("TCW")) -- Seeks to achieve long-term growth of capital.

     AXA Premier VIP Large Cap Value Portfolio (advised by Alliance, Institutional Capital Corporation and MFS) -- Seeks to achieve long-term growth of capital.

     AXA Premier VIP Small/Mid Cap Growth Portfolio (advised by Alliance, Provident and Franklin Advisers, Inc.) -- Seeks to achieve long-term growth of capital.

     AXA Premier VIP Small/Mid Cap Value Portfolio (advised by AXA Rosenberg Investment Management LLC (an affiliate of Equitable), Wellington and TCW) -- Seeks to achieve long-term growth of capital.

     AXA Premier VIP Technology Portfolio (advised by RCM, Firsthand Capital Management, Inc. and Wellington) -- Seeks to achieve long-term growth of capital.

     The following is a summary of the significant accounting policies of the
Trust:

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

     Stocks listed on national securities exchanges are valued at the last sale price or official closing on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

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AXA PREMIER VIP TRUST
NOTES TO PORTFOLIO OF INVESTMENTS -- (Continued)
September 30, 2004 (Unaudited)

     Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

     Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

     Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day's sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees.

     Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

     U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

     Foreign securities not traded directly, or in American Depositary Receipt
(ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

     Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities, which mature in more than 60 days, are valued at representative quoted prices.

     Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

     Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

     Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Board of Trustees.

     Investments in the AXA Allocation Portfolios are valued based on the net asset value per share of each underlying fund.

     Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the Trust's calculation of net asset values for each applicable Portfolio when the Trust's Manager deems that the particular event or circumstance would materially affect such Portfolio's net asset value.

     Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and discount on long-term securities using the effective yield method) is accrued daily.

     Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and

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AXA PREMIER VIP TRUST
NOTES TO PORTFOLIO OF INVESTMENTS -- (Continued)
September 30, 2004 (Unaudited)

foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Foreign Currency Valuation:

     The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

     (i) market value of investment securities, other assets and liabilities - at the valuation date.

     (ii) purchases and sales of investment securities, income and expenses - at the date of such transactions.

     The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

     Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent of amounts actually received or paid.

Securities Lending:

     For all Portfolios, the Board of Trustees has approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank ("JPMorgan"), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders' fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Portfolio securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower's failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Portfolios and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. At September 30, 2004, the cash collateral received by each Portfolio for securities loaned was invested by JPMorgan and is summarized in the Portfolio of Investments. Each Portfolio has an individual interest equal to the amount of cash collateral contributed.

Repurchase Agreements:

     Certain Portfolios may enter into repurchase agreements with qualified and Manager approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio's right to liquidate such securities in

AXA PREMIER VIP TRUST
NOTES TO PORTFOLIO OF INVESTMENTS -- (Continued)
September 30, 2004 (Unaudited)

the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Options Written:

     Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Portfolios, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

     Certain Portfolios may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box," may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust's custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Portfolio's net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

     The futures contracts and options on futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios' securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by "marking-to-market" at the end of each trading day. Variation

AXA PREMIER VIP TRUST
NOTES TO PORTFOLIO OF INVESTMENTS -- (Continued)
September 30, 2004 (Unaudited)

margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade.

     Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if they designate the segregation, either on their records or with the Trust's custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio's other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

     Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts"). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by "marking to market." The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities ("transaction hedging") and to protect the value of specific portfolio positions ("position hedging"). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

     Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust's custodian, of cash or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust's Board of Trustees. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is

AXA PREMIER VIP TRUST
NOTES TO PORTFOLIO OF INVESTMENTS -- (Concluded)
September 30, 2004 (Unaudited)

recorded as unrealized appreciation or depreciation in the Statement of Operations. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller.

Dollar Roll Transactions:

     Certain Portfolios may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and the repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. The Portfolio will invest the proceeds of the sale in additional instruments, the income from which may generate income for the Portfolio exceeding the yield on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities.

Market and Credit Risk:

     Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio's futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Item 2. Controls and Disclosures.

(a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b) The registrant's certifying officers are not aware of any changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust


By: /s/ Steven M. Joenk
    ----------------------------
    Steven M. Joenk
    President and Chairman
    November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Steven M. Joenk
    ----------------------------
    Steven M. Joenk
    Chief Executive Officer
    November 29, 2004


By: /s/ Kenneth T. Kozlowski
    ----------------------------
    Kenneth T. Kozlowski
    Chief Financial Officer
    November 29, 2004